As filed with the Securities and Exchange Commission on April 26, 2012

File No. 333-143656

811-09065

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 53	☒

(Check appropriate box or boxes.)

PHLVIC Variable Universal Life Account

(Exact Name of Registrant)

PHL Variable Insurance Company

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor’s Telephone Number, including Area Code)

John H. Beers, Esq.

PHL Variable Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Phoenix Benefit Choice VUL®
PHLVIC Variable Universal Life Account
Issued by: PHL Variable Insurance Company (“PHL Variable”)
(a wholly owned subsidiary of Phoenix Life Insurance Company)

PROSPECTUS	April 30, 2012

This prospectus describes a flexible premium, variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, “Guaranteed Interest Accounts”) and/or one or more of the investment options of the PHLVIC Variable Universal Life Account (“Separate Account”). The investment options purchase shares of the following funds:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

❖  Invesco Van Kampen V.I. American Franchise Fund – Series I Shares1

❖  Invesco Van Kampen V.I. Equity and Income Fund – Series II Shares

Calvert Variable Products, Inc.-Class 1
❖  Calvert VP S&P MidCap 400 Index Portfolio
DWS Investments VIT Funds – Class A
❖  DWS Equity 500 Index VIP
❖  DWS Small Cap Index VIP
Federated Insurance Series
❖  Federated Fund for U.S. Government Securities II
❖  Federated High Income Bond Fund II – Primary Shares
❖  Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
❖  Fidelity® VIP Contrafund® Portfolio
❖  Fidelity® VIP Growth Opportunities Portfolio
❖  Fidelity® VIP Growth Portfolio
❖  Fidelity® VIP Investment Grade Bond Portfolio
Financial Investors Variable Insurance Trust – Class II
❖  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
❖  Ibbotson Balanced ETF Asset Allocation Portfolio
❖  Ibbotson Growth ETF Asset Allocation Portfolio
❖  Ibbotson Income and Growth ETF Asset Allocation Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
❖  Franklin Income Securities Fund
❖  Mutual Shares Securities Fund
❖  Templeton Developing Markets Securities Fund
❖  Templeton Foreign Securities Fund
❖  Templeton Growth Securities Fund
Lord Abbett Series Fund, Inc. – Class VC
❖  Lord Abbett Bond-Debenture Portfolio
❖  Lord Abbett Growth and Income Portfolio

❖  Lord Abbett Mid Cap Value Portfolio2

Neuberger Berman Advisers Management Trust – Class S
❖  Neuberger Berman Advisers Management Trust Guardian Portfolio
❖  Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
❖  Oppenheimer Capital Appreciation Fund/VA
❖  Oppenheimer Global Securities Fund/VA

❖  Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

PIMCO Variable Insurance Trust – Advisor Class
❖  PIMCO CommodityRealReturn® Strategy Portfolio
❖  PIMCO Real Return Portfolio
❖  PIMCO Total Return Portfolio
Sentinel Variable Products Trust
❖  Sentinel Variable Products Balanced Fund
❖  Sentinel Variable Products Bond Fund
❖  Sentinel Variable Products Common Stock Fund
❖  Sentinel Variable Products Mid Cap Fund
❖  Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust
❖  Virtus Capital Growth Series
❖  Virtus Growth and Income Series
❖  Virtus International Series
❖  Virtus Multi-Sector Fixed Income Series
❖  Virtus Real Estate Securities Series
❖  Virtus Small-Cap Growth Series
❖  Virtus Small-Cap Value Series
❖  Virtus Strategic Allocation Series
Wanger Advisors Trust
❖  Wanger International
❖  Wanger International Select
❖  Wanger Select
❖  Wanger USA
See Appendix A for additional information.

1Effective April 30, 2012, Invesco V.I. Capital Appreciation Fund merged into Invesco Van Kampen V.I.Capital Growth Fund and was renamed Invesco Van Kampen V.I. American Franchise Fund. 2Name change effective May 1, 2012: Previously known as Lord Abbett Series Fund Mid Cap Value Portfolio.

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.
The U.S. Securities and Exchange Commission (“SEC”) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Read and keep this prospectus for future reference. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:

Phoenix Variable Products Mail Operations (“VPMO”) PO Box 8027 Boston, MA 02266-8027	Variable and Universal Life Administration (“VULA”) 800/541-0171

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the policy, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. The word or term will appear in italics the first time it appears on that page.

Page
amount at risk	25
base face amount	19
Company	11
coverage layer	8
Good order	14
investment options	5
investment options	12
modified endowment contract (“MEC”)	36
monthly calculation day	25
monthly deduction amount	25
net surrender value	21
No Lapse Guarantee period	31
No Lapse Guarantee premium	32
policy anniversary	16
policy date	16
policy value	18
policy year	16
preferred loan	22
Termination	32
total cumulative premium test	32
total face amount	19
valuation date	17
7-pay test	36

Summary of Benefits and Risks

Most of the terms used throughout this prospectus are described within the text where they first appear.
This prospectus contains information about all material rights and features of the variable life policy that you should understand before investing. This summary describes the basic benefits and risks of the policy.
Summary of Policy Benefits
Death Benefits
This policy is a flexible premium variable universal life insurance policy. The policy is, first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies. You have a choice of two death benefit options with the policy:
❖	Death Benefit Option A will equal the policy’s face amount, or the minimum death benefit if greater.
❖	Death Benefit Option B will equal the face amount plus the policy value, or the minimum death benefit if greater.
The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured person at the beginning of the policy year in which death occurs.
The death benefit we pay will be reduced by any unpaid policy loan amounts and, unless the No Lapse Guarantee is in effect, unpaid policy charges.
You should consult your registered representative to discuss how much premium you should allocate to the policy. The amount of premium you should allocate to the policy can differ depending on what your financial protection needs are. If you are buying the policy purely for death benefit protection, you should carefully consider the advantages and disadvantages of choosing to allocate more premium than needed to keep the policy in force under Death Benefit Option A.
Surrenders and Withdrawals
While the insured is living, you may surrender the policy for its net surrender value. The net surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.
Beginning in the second policy year, subject to certain limitations, you may take withdrawals from the policy. You may incur a partial surrender charge on the amount withdrawn.
A withdrawal is not permitted if it would reduce the net surrender value to zero or would reduce the face amount below the minimum face amount for the policy. A withdrawal reduces the policy values, may reduce the face amount of the policy and may increase the risk that the policy will lapse.
Surrenders and withdrawals may have adverse tax consequences.
Loans
Generally, you may borrow up to 100% of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We count any outstanding loans and loan interest toward the applicable limit. Taking a loan may have adverse tax consequences and may increase the risk that your policy will terminate.
Investment Choices
You may direct your premium to a wide variety of investment options available through the Separate Account, and to the Guaranteed Interest Accounts. Each investment option of the Separate Account invests directly in an underlying fund. You may generally transfer policy value among any of the Separate Account investment options and the Guaranteed Interest Accounts while continuing to defer current income taxes. Your ability to make transfers is limited by (1) our minimum transfer amount, generally $500 per transfer, (2) limitations on transfers into and from the Guaranteed Interest Accounts contained in the policy and (3) restrictions on frequent trading and market timing activity imposed by us and the underlying funds. Each of these limitations is described in this prospectus. Otherwise, the policy does not limit the right to make transfers among the Separate Account investment options.
Asset Allocation and Strategic Programs
You may also elect an asset allocation or strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at our sole discretion.
Flexible Premiums
This policy allows for flexible premiums, which means that, within limitations, you may choose the amount of premium to allocate to the policy. The only premium you must pay is the minimum initial premium. Unless your initial premium is sufficient to keep the policy in force over time, additional premium payments may be required to prevent policy lapse. The minimum premium we will accept is $25.00.
Other Available Insurance Benefits
The following additional coverages and features may be available to you by rider. We currently make the following optional riders available with the policy. These riders increase a policy’s charges.

•	Alternate Surrender Value Rider
•	Disability Payment of Specified Premium Rider (maximum issue age is 60)
•	Individual Increasing Term Rider
•	Individual Level Term Rider
We also attach the following riders to the policy at issue:
•	Accelerated Benefit Rider (not available in Massachusetts and Washington)-a transaction fee applies when you use this rider
•	Life Plan Options Rider-attached automatically at issue for policies with face amounts of $1,000,000 or more
•	No Lapse Guarantee Rider (maximum issue age is 70)
•	Overloan Protection Rider-a transaction fee applies when you use this rider
The riders may involve extra cost to you as indicated in the Fee Tables in this prospectus.
Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us at the VULA within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.
Summary of Policy Risks
Suitability Risk
Variable life insurance is designed for long-term financial planning, and the policy is not suitable as a short-term investment. Additionally, this policy is not suitable if you intend to utilize short-term trading strategies. Surrender charges apply during the first ten policy years and the first ten years following an increase in the policy face amount, and in the first fifteen years on supplemental death benefit coverage provided by the Individual Level Term Rider. Therefore, it may not be appropriate for you to purchase a policy if you may need to withdraw all or part of your policy value during the first few policy years. Also, while the policy offers a variety of available investment options and the potential for appreciation, the policy is a life insurance contract containing policy charges and charges associated with the investment options of the Separate Account. These charges will reduce the investment performance of your policy.
Replacements
Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your “free look” period.
Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the “Distribution” section of this prospectus.
Tax Effects

Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes. Additionally, certain circumstances may cause a policy to become a modified endowment contract or (MEC). Under federal tax law, loans, withdrawals and other pre-death distributions received from a MEC policy are taxed as income first and recovery of basis second. Also, distributions from a MEC policy received prior to the policyowner’s attainment of age 59½ are subject to a 10% penalty tax.

Risk of Lapse
Your policy will be at risk of terminating if the policy value less policy loans and accrued loan interest is not sufficient to cover the monthly charges due and the policy does not have a No Lapse Guarantee in effect. Your policy value will be reduced by the amount of any withdrawal, applicable withdrawal charge, loan, and loan interest due. Additionally, poor investment experience will also decrease your policy value. Therefore, these factors increase the risk that your policy will lapse, requiring you to make additional premium payments to keep the policy in force. Before your policy terminates, you will have a grace period during which we will alert you to an impending lapse and give you an opportunity to keep the policy in force by paying a specified amount. If the policy lapses, you may be given the opportunity to reinstate it by making the required premium payment and satisfying our other reinstatement requirements.
Investment Risk
The value of your policy will fluctuate with the performance of the Separate Account investment options you select. The investment options may decline in value and the underlying funds may not meet their stated objectives or perform to your expectations. You bear the investment risk, whether a gain or a loss, for any premium allocated to the Separate Account investment options. A comprehensive discussion of an underlying fund’s risks may be found in that fund’s prospectus.
Transfer Risk
Transfers or deposits to the Guaranteed Interest Accounts are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Accounts are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Accounts is limited based on a schedule described later in the prospectus. Additionally, we reserve the right to reject or restrict transfers among investment options if we or an underlying fund determine the transfers reflect disruptive trading. Minimum balance and minimum transfer limits also apply.
Early Surrender Risk
This policy is designed to be held for the long-term. Surrender charges apply to surrenders, withdrawals, and face amount decreases taken in the first ten policy years, and, if you have increased the base face amount since the policy was issued, for the ten-year period following the date of any increase affected by the surrender, withdrawal, or face amount decrease. If your policy has the Individual Level Term Rider, surrender charges apply to surrenders, withdrawals, and face amount decreases made against that coverage for the first fifteen policy years. It is possible that a policy will have little or no net surrender value during the early policy years.
Limitations on Access to Cash Value
No loans will be allowed at issue of this policy other than loans carried from another policy as part of an exchange under Section 1035 of the Code. When available, loans are subject to maximum and minimum amounts. Withdrawals from the policy are not available in the first policy year. When available, withdrawals are subject to maximum and minimum amounts and we reserve the right to charge a withdrawal fee of $25.00 per withdrawal. Withdrawals may reduce the policy face amount and may be subject to a partial surrender charge. Because of these charges and restrictions, there will be less cash value available for loans and withdrawals in the policy’s early years.
Policy Charge Risk
We have the right to increase certain non-guaranteed policy and rider charges up to the guaranteed maximum charges shown in the Fee Tables included in the following pages.
The following tables describe the fees, and expenses that you will pay when buying, owning and surrendering the policy. There are two tables describing the policy charges. The table below describes the fees and expenses that you will pay at the time that you make premium payments, surrender the policy, transfer policy value between investment options, or exercise the certain riders.
Fee Tables

Transaction Fees
Charge	When Deducted	Amount Deducted
Premium Expense Charge	Upon premium payment	Maximum of 8% of each premium payment
Surrender Charge[1,2,4]	Upon surrender during the first ten policy years	Initial charge ranges from a maximum of $60.00 to a minimum of $3.00 per $1,000 of face amount
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$13.00 per $1,000 of face amount
Partial Surrender Charge[2,3,4,6]	1) Upon withdrawal of policy value; and 2) Upon face amount decrease	Initial charge ranges from a maximum of $60.00 to a minimum of $3.00 per $1,000 of face amount
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class, assuming a partial surrender in the first policy year at the end of the month:
$13.00 per $1,000 of face amount

Charge	When Deducted	Amount Deducted
Transfer Charge	Upon transfer	Maximum of $25 per transfer after the first twelve transfers; not currently charged.
Withdrawal Fee[6]	Upon withdrawal	Maximum of $25.00 for each withdrawal; not currently charged.
Acceleration of Death Benefit Rider Charge	Upon exercise of the option	$300.00
Overloan Protection Option Charge[5]	On the next monthly calculation day following exercise of the option	3.5% of the policy value
Individual Level Term Rider Surrender Charge[2,4]	Upon surrender during the first fifteen policy years	Initial charge ranges from a maximum of $60.00 to a minimum of $3.00 per $1,000 of face amount
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A in preferred plus risk class:
$13.00 per $1,000 of face amount
[1]	This charge is incurred only if there is a full surrender. Each of the base face amount of the policy at issue and any increase in the base face amount is considered a coverage layer. Separate surrender charges apply to each coverage layer.
[2]	A surrender charge is applicable for 10 years from the policy date for the initial face amount and for 10 years from the date any additional coverage layer is added, and for 15 years from the policy date for coverage provided by the Individual Level Term Rider. This charge varies according to the gender and issue age and risk class of the insured at the time of policy issue, as well as by the death benefit option in effect at the time of issue, and decreases as the insured ages. Surrender charges on additional coverage layers will also vary based on these factors as they exist at the time the layer is added. No surrender charge is applied after the policy anniversary on and following the insured’s attained age 100.
[3]	This charge is incurred only if there is a withdrawal or face amount decrease. To determine the charge, the full surrender charge is multiplied by the result of dividing the partial surrender amount by the net surrender value before the withdrawal. In the case of a face amount decrease, the full surrender charge is multiplied by the result of dividing the decrease in base face amount by the base face amount before the decrease.
[4]	This charge varies based on the insured’s individual characteristics. The surrender charges shown in this table may not be typical of the charges a particular policy owner will pay. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and risk class of the person you wish to insure, the death benefit option, face amount, planned premiums and riders requested. You may also call us at 1-800-417-4769 to obtain a personalized illustration. Your policy’s specifications pages will show the surrender charges for your policy.
[5]	This benefit is provided by rider that is automatically made a part of any policy for which the Guideline Premium Test has been elected.
[6]	Partial surrenders are subject to both the Partial Surrender Charge and the Withdrawal Fee; however, we do not currently charge the Withdrawal Fee.
The table below describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.
Periodic Charges Other than Fund Operating Expenses
Charge	When Deducted	Amount Deducted
		Policies Issued on or Before December 31, 2008	Policies Issued on or After January 1, 2009
Cost of Insurance[1,2,3,4,7]	On each monthly calculation day*	Ranges from a maximum of $83.33 to a minimum of $0.0566 per $1,000 of amount at risk
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$0.1808 per $1,000 of amount at risk	Ranges from a maximum of $29.1933 to a minimum of $0.0150 per $1,000 of amount at risk
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$0.1033 per $1,000 of amount at risk
Coverage Charge[3,5,7]	On each monthly calculation day* for the first ten policy years.	Ranges from a maximum of $4.00 to a minimum of $ 0.04 per $1,000 of face amount
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$0.1567 per $1,000 of face amount

Charge	When Deducted	Amount Deducted
		Policies Issued on or Before December 31, 2008	Policies Issued on or After January 1, 2009
Mortality and Expense Risk Charge[7]	On each monthly calculation day*	Policy years 1-20
Maximum charge is 0.50% on an annual basis of investments in the Separate Account investment options.
Policy years 21 +
Maximum charge is 0.30% on an annual basis of investments in the Separate Account investment options.
Administrative Charge[7]	On each monthly calculation day*	Maximum of $7.00
Tax Charges	When we become liable for taxes.	Currently, there are no charges for taxes; however, we reserve the right to impose a charge should we become liable for taxes in the future.
Loan Interest Rate Charged[6]	Interest accrues daily and is due on each policy anniversary.	Maximum annual net cost is 1%
[1]	Cost of insurance charges will vary according to the insured’s age at issue, gender and risk classification, policy year, death benefit option at issue and the ratio of policy value to death benefit. Cost of insurance charges will generally increase as the insured ages. Separate cost of insurance charges apply to each layer of coverage; the new charge for each layer is based on the insured’s attained age, gender, death benefit option at the time of increase and risk class at the time the layer is added. This table shows cost of insurance rates for standard risks. Additional charges, if any, may be assessed for risks associated with certain health conditions, occupations or avocations.
[2]	Policies issued on or before December 31, 2008 will be based on the 1980 Commissioners Standard Ordinary (“CSO”) Mortality Table (Policy Form VULSP-80). Policies issued on or after January 1, 2009 will be based on the 2001 CSO Mortality Table (Policy Form VULSP-01). However, our transition rules allow for the use of the 1980 CSO Mortality Table on policies applied for and issued during the six month period immediately preceding January 1, 2009.
[3]	This charge varies based on the insured’s individual characteristics. The cost of insurance and coverage charges shown in this table may not be typical of the charges a particular policy owner will pay. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and risk class of the person you wish to insure, the death benefit option, face amount, planned premiums and riders requested. You may also call us at 1-800-417-4769 to obtain a personalized illustration. Your policy’s specifications pages will show the cost of insurance and coverage charges for your policy.
[4]	The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
[5]	The coverage charge varies based on the insured’s age, gender, death benefit option and risk classification at issue. A separate coverage charge will apply to each coverage layer and will be based on the insured’s attained age, gender, risk classification and death benefit option at the time the layer is added.
[6]	The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral.
[7]	This charge does not apply beginning on the policy anniversary on which the insured’s attained age reaches 100.
*	The monthly calculation day is the day each month on which we assess these charges. The monthly calculation day is the same date each month beginning with the policy date.
This table shows the charges you will pay periodically for certain riders you elect to add to your policy. Other riders are available with this policy for which no separate rider charge is assessed but that may increase monthly cost of insurance deductions. We describe riders later under “Other Available Policy Benefits.”
Other Available Policy Benefits Expenses
Charge	When Deducted	Amount Deducted
		Policies Issued Before October 1, 2008	Policies Issued on or After October 1, 2008
Alternate Surrender Value Rider[1]	On each monthly calculation day*	Ranges from a maximum of 5% to a minimum of 3% of one-twelfth of the target annual premium
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$11.56
Disability Payment of Specified Premium Rider (Disability Benefit Rider)[1,2]	On each monthly calculation day*	Ranges from a maximum of $0.6363 to a minimum of $0.1899 per $100 of premium waived
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$0.2358 per $100 of premium waived

Charge	When Deducted	Amount Deducted
		Policies Issued Before October 1, 2008	Policies Issued on or After October 1, 2008
Individual Increasing Term Rider[1,3,4]	On each monthly calculation day*	Ranges from a maximum of $83.33 to a minimum of $0.1191 per $1,000 of amount at risk
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$0.2433 per $1,000 of amount at risk	Ranges from a maximum of $29.1933 to a minimum of $0.0150 per $1,000 of amount at risk
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$0.1033 per $1,000 of amount at risk
Individual Level Term Rider[1,3,4] Cost of Insurance	On each monthly calculation day*	Ranges from a maximum of $83.33 to a minimum of $0.0566 per $1,000 of amount at risk
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$0.1808 per $1,000 of amount at risk	Ranges from a maximum of $29.1933 to a minimum of $0.0150 per $1,000 of amount at risk
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$0.1033 per $1,000 of amount at risk
Individual Level Term Rider[1] Coverage Charge	On each monthly calculation day*	Ranges from a maximum of $4.00 to a minimum of $0.04 per $1,000 of face amount
Representative charge for a 35-year old male, $500,000 face amount, Death Benefit Option A, in preferred plus risk class:
$0.1567 per $1,000 of face amount
[1]	The charge for this rider varies based on the insured’s issue age, gender, death benefit option at issue and risk classification. We will increase this charge as the insured ages. The charges shown in this table may not be typical of the charges a particular policy owner will pay. Your policy’s rider specifications pages will indicate the costs applicable to your policy. If you would like information on the rider charges that would apply to your particular situation, you may request a personalized illustration from your financial representative or by calling us at 1-800-417-4769.
[2]	The charge for this rider also varies based on the specified benefit amount.
[3]	The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
[4]	Policies issued before October 1, 2008 will be based on the 1980 Commissioners Standard Ordinary (“CSO”) Mortality Table. Policies issued on or after October 1, 2008 will be based on the 2001 CSO Mortality Table. However, our transition rules allow for the use of the 1980 CSO Mortality Table on policies applied for on or before October 31, 2008, provided that they are issued by December 31, 2008.
*	The monthly calculation day is the day each month on which we assess these charges. The monthly calculation day is the same date each month beginning with the policy date.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2011, charged by the funds that you may pay indirectly during the time that you own the policy. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.

TOTAL ANNUAL FUND OPERATING EXPENSES

	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.33%	2.20%
Net Annual Fund Operating Expenses[1]	0.33%	1.60%
[1]	Advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2013. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Description of PHL Variable Insurance Company

In this prospectus, the “Company,” “we,” “us,” and “our” refers to PHL Variable Insurance Company or “PHL Variable.” PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix”) through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance and annuity products. PHL Variable sells variable life insurance and annuity products to individual customers. PHL Variable is organized as a Connecticut stock company. Our executive and administrative office is at One American Row, Hartford, CT 06102-5056.
Obligations under the contracts are obligations of PHL Variable. You may make contributions to the Guaranteed Interest Account or “GIA” which is supported by the assets in PHL Variable’s general account. Such contributions are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the “General Account”). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “Guaranteed Interest Account” section below.
Policy Guarantees
Any guarantee under the policy, such as interest credited to the GIA or any guarantees provided by a rider to your variable life policy are paid from our general account. Therefore, any amounts that we may pay under the policy as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the policy obligations of their general account to policy owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about the Company’s financial strength, including information on our general account portfolio of investments, may be found on our website located under “About Us”/”Financial Strength” along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 and any applicable amendments, may also be found on our website, www.phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling VULA.

Description of PHLVIC Variable Universal Life Account

PHL Variable established the PHLVIC Variable Universal Life Account (“Separate Account”) as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of the Company.

The Separate Account purchases shares in mutual funds called “underlying funds.” The Separate Account is divided into sections called “investment options.” There is a corresponding investment option for each underlying fund in which the Separate Account invests. You do not invest directly in the underlying funds. Instead, the policy value you allocate to the Separate Account purchases “units” of the Separate Account. The units are allocated to the investment options of your choice. Each time you buy units of the Separate Account, the Separate Account purchases shares of the corresponding underlying fund. The value of your units will vary. Please refer to “Policy Values” for more details on unit values and to “the Underlying Funds” for more information about the funds.
PHL Variable does not guarantee the investment performance of the Separate Account or any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.
The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the policy value that you contribute and allocate to the Separate Account. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute underlying funds in which the Separate Account invests.
Your registered representative should provide you with a copy of this prospectus at the time you apply for a policy. You may obtain a copy of the underlying fund prospectuses by calling the VULA. Additionally, we will provide a copy of these prospectuses when you have purchased the policy. We will mail you updated prospectuses for your policy and the underlying funds annually.
Performance History
We may choose to include performance history of the investment options or the underlying funds in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option.
Voting Rights

We legally own all fund shares held by the investment options; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.
While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.
We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of policyowners controlling the vote. We may ask you to provide voting instructions for such items as:
1)	the election or removal of the fund’s Trustees;
2)	the ratification of the independent accountants for the fund;
3)	approval or amendment of investment advisory agreements;
4)	a change in fundamental policies or restrictions of the fund; and
5)	any other matters requiring a shareholder vote.
You may obtain an available fund’s prospectus by contacting us at the address and telephone number given on page one.

The Underlying Funds

Each underlying fund available through the policy is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.
The underlying funds offered in this policy are selected by the Company based on several criteria, including, but not limited to, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the Company develops a variable annuity or life product in cooperation with a fund family or distributor (e.g. a “private label” product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.
In addition, if any of the underlying funds become available for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute shares of another underlying fund for those held by the affected investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new investment options available.
Each underlying fund and the associated investment option of the Separate Account is subject to market fluctuations and has varying degrees of risk and there can be no assurance that any investment option or underlying fund will achieve its stated investment objective.
You will find detailed information about the underlying funds and their inherent risks in their current prospectuses. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus. You should read these prospectuses carefully.
For additional information concerning the available investment options, please see Appendix A.
Administrative, Marketing and Support Service Fees
The Company and/or the principal underwriter for the policy have entered into agreements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the policies receive payments. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and/or the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses and is not paid directly from the assets of your variable insurance policy.
These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.
These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

The Guaranteed Interest Accounts

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Account (collectively, the Guaranteed Interest Accounts). Amounts you allocate to any of the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.
The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.
In general, you may make only one transfer per policy year from the Guaranteed Interest Accounts. Additionally, we may impose limitations on the amounts of premium or policy value that can be allocated to or transferred into or out of the Guaranteed Interest Accounts. These limitations are described below.
We have not registered interests in our general account under the Securities Act of 1933, nor have we registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.
The features specific to each type of Guaranteed Interest Account are detailed below.
Guaranteed Interest Account
We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. Except for transfers resulting from the Systematic Income Program described later in this prospectus, the amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total non-loaned policy value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:
❖ First Year:	25% of the total value
❖ Second Year:	33% of remaining value
❖ Third Year:	50% of remaining value
❖ Fourth Year:	100% of remaining value
Long-term Guaranteed Interest Account
The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.
Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.
We reserve the right to limit transfers and cumulative premium payments to the Long-term Guaranteed Interest Account to $1,000,000 over a 12-month period.
The Policy

This prospectus describes a flexible premium variable universal life policy insuring the life of a single person. The policy has a death benefit, net surrender value, and a loan privilege, as does a traditional fixed benefit whole life policy. However, you may allocate your premium into one or more investment options of the Separate Account or the Guaranteed Interest Accounts. Each investment option of the Separate Account, in turn, invests its assets exclusively in an underlying fund. Accordingly, the policy value varies according to the investment performance of the funds to which net premiums have been allocated.
Generally, the policy allows you to change the death benefit coverage by increases or decreases to the face amount and through optional riders. The policy also provides a No Lapse Guarantee benefit through a rider that is attached to the policy automatically at issue. This benefit guarantees that the policy will not lapse as a result of inadequate cash value if your policy meets certain criteria. These and other policy features are described later in this prospectus.
You may contact us about the policy through our VPMO or VULA as listed on the first page of this prospectus. We will process your premiums and policy requests when we receive them in good order. “Good order” means that we have received all necessary documents and properly completed forms at the designated office.
The number of units credited to an investment option of the Separate Account will be determined by dividing the portion of the net premium applied to that investment option by the unit value of the investment option on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO at the address located on the first page of this prospectus. We reserve the right to limit increases to such maximums as may be established from time to time. During a grace period, the minimum payment we will accept is the amount needed to prevent policy lapse.
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL Variable can agree to change or waive any provisions of the policy.
Suicide
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value reduced by any outstanding debt and refund any monthly deductions and other fees and charges.
Incontestability
We may not contest this policy or any attached rider after it has been in force for two years during which the insured person is alive. However, if the policy is reinstated or if there is any increase in face amount then the death benefit payable under the reinstated policy or the face amount increase may be limited if any insured commits suicide within certain time periods specified by state law, generally two years from the date that the policy was reinstated or a face amount increase was made.
Additionally, we may contest a policy for certain misstatements made in any application for reinstatement or for any face amount increase within the two year period following the reinstatement or face amount increase. If we contest the policy on this basis, we will only pay the sum of all monthly deductions taken under the policy for the contested face amount and any premium we required for the contested face amount, whichever is greater.
Also, if any insured’s age or gender was misstated in the application for reinstatement or face amount increase, we will adjust the amount of any death benefit as described in the policy.
Upon adjustment, the death benefit will be the amount provided by the most recent monthly insurance charges using correct age and gender for the particular insured.
Change of Owner or Beneficiary
The beneficiary you name in the policy application, or subsequently change, will receive the policy benefits upon death of the insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.
You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.
Misstatements in the Application
If you incorrectly state the age or gender of the insured person, we will adjust the face amount to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons’ correct personal information.
Surplus
This nonparticipating policy does not pay dividends. You will not share in PHL Variable’s surplus earnings.
Contract Rights: Owner, Insured, Beneficiary, Assignment
Owner
The owner is the person named in the application for the policy or, if the ownership of the policy has changed, the person we have listed as the owner in our records. The owner will generally make the choices that determine how the policy operates while it is in force. When we use the terms “you” or “your” in this prospectus, we are referring to the owner or, if the policy was issued as a group contract, we are referring to the certificate holder. If, during the existence of the policy, a third party offers you consideration to transfer ownership of your policy or any interest in your policy, including by means of a collateral or absolute assignment to such third party, we, or one of our affiliates, will have the right to offer compensation for your policy before we process the transfer in ownership.
Insured

The insured is the person on whose life the policy is issued. You name this person in the application for the policy. A policy may be issued to an insured aged 18 through 85 for most underwriting classes. We will require that you provide evidence that the person to be insured is, in fact, insurable.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VPMO. Generally, the change will take effect as of the date your request is signed.
If no beneficiary is living when the person insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.
Assignment
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at VPMO, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.
Purchasing a Policy and Your Right to Cancel

You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest as defined by applicable state law in the life of the person to be insured. You must also have the consent of the person to be insured and may, depending on state or federal law, need to provide specified information to the proposed insured prior to issuance of the policy. In certain situations written notice and consent, as defined by state laws and the Internal Revenue Code (“Code”), section 101(j), may need to be provided to and obtained from the proposed insured. We may decline to issue you a policy if the insured does not meet our underwriting standards.

How to Purchase a Policy
To purchase a policy, you must complete an application with your registered representative. The person to be insured may be required to undergo a medical examination. We base our insurance risk rates on the person’s gender, attained age, death benefit option and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We may decline to issue a policy if the insured does not meet our underwriting standards.
The minimum initial premium is due no later than the policy date. The policy date is the date shown on the specifications pages and is the date from which policy years and policy anniversaries are measured. Each 12-month period following the policy date is a policy year and each anniversary of the policy date is a policy anniversary. If you submit the initial premium before the policy date, we will consider the payment not in good order and will deposit it to a non-interest bearing account. If we decline coverage, we will refund your initial premium payment. If we approve you for coverage, we will apply the initial premium payment, less the premium expense charge to the policy, as described under “Processing Premium Payments” below and in accordance with the Right to Return provision in the policy.
We will determine the minimum initial premium based on the selected face amount for the policy, including amounts provided by rider, the death benefit selected at issue and the insured’s rating characteristics. The minimum initial premium will be shown on the policy’s specifications page.
The insured person must be alive when the initial premium is paid. You must deliver the initial premium to your registered representative, who will forward it to our underwriting department. If, for any reason, your initial net premium payment is insufficient, we will not consider the premium payment to be in good order until we receive the balance due. If we receive your initial premium after the policy date, and monthly charges are due for the policy, we will deduct the premium expense charge and any monthly charges due before applying the payment to the policy.
Your Right to Cancel
State law provides a policy owner with a right to return and cancel the policy for a limited period, generally 10 days, following receipt of the policy. Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it.
The amount of premium refund you will receive depends on the law of the policy’s issue state. Depending on the law of the issue state, the refund will equal either:
•	the policy value on the date of cancellation; or
•	the greater of (a) premium paid less certain amounts deducted from the policy or (b) policy value less any applicable surrender charges.
For states that require the refund of policy value, we will return the sum of the following as of the date we receive the returned policy:
•	the current policy value less any debt; plus
•	any monthly deductions and other charges made under the policy.
For policies issued in states that require the full premium, less any amount surrendered or withdrawn to be refunded upon cancellation during the right to cancel period (“return of premium states”), and policies issued in certain states pursuant to applications which indicate that the policy is intended to replace existing insurance, if the policy has been issued with the Temporary Money Market Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market investment option of the Separate Account. At the expiration of the right to cancel period, the policy value of the money market investment option is allocated among the investment options of the Separate Account and to the Guaranteed Interest Accounts in accordance with your premium allocation instructions in effect.
Premium Payments and Allocation of Premium

Premium Flexibility
Other than payment of the minimum initial premium, there is no minimum premium required for this policy; however, you must maintain policy value sufficient to pay the charges due on each monthly calculation day in order to keep the policy in force. Payment of premiums will not guarantee that the policy will remain in force. Conversely, failure to pay premiums will not necessarily cause the policy to lapse. The policy will be issued with a No Lapse Guarantee benefit. This benefit will prevent the policy from lapsing for insufficient policy value if certain criteria are met. This benefit is described in the “No Lapse Guarantee” benefit section of this prospectus.
Subject to the maximum limitations on premiums described below, you may pay additional premium to your policy at any time before the policy anniversary following the insured’s 100th birthday. The minimum premium payment we will accept is $25.00, except when a policy is in its grace period. In that case, the minimum premium we will accept is the amount necessary to prevent the policy from terminating. To pay premiums by check or money order, the amount must be drawn against a U.S. bank and be made in U.S. dollars. We will not accept any starter or third party check unless it meets our administrative requirements. Amounts you pay us by check may not be available for surrender, withdrawal or loan until the check clears the banking system.
Ways to Pay Premium
You may make subsequent premium payments by establishing a planned premium schedule for your policy, participating in our automated payment service, or making unplanned premium payments.
You may establish a planned premium schedule for your policy at the time of application or after issue. At the time of application, you may select (within limits) the planned premium amount for your policy and the frequency with which we will send you premium notices. We currently provide billing at annual, semi-annual, and quarterly intervals. You should note that we do not provide bills for fractional periods. As a result, you may wish to consult your registered representative or the VULA to consider the effect of a change to the planned premium arrangement for your policy.
You may participate in our automated payment service. Under this service you may elect to pay subsequent premiums payments by pre-authorized check. Under this service, we automatically deduct premium payments each month from a bank account you designate. We will not send a bill for these automatic payments. Withdrawals from your bank account will be made on the 15th of each month. You may commence the pre-authorized check service at any time, unless your policy has entered its grace period.
You can discontinue the automated payment service by contacting our VPMO. We must receive notification of account changes at our VPMO at least 30 days before the next draft date. Upon termination of this service, we will establish your policy on regular billing at the most frequent modal premium available under your policy.

We may automatically switch you to quarterly billing if we are unable to obtain the premium payment from your bank account.
You may also make unplanned premium payments by sending them to the VPMO address (see page 1).

Processing Premium Payments
When we receive your premium payment in good order, we reduce the payment amount by the premium expense charge shown in the fee table. Generally, the resulting amount, also known as the net premium, is then applied to your policy according to your premium allocation instructions as of the valuation date on which we received the premium.
A “valuation date” is any day on which the net asset value of the units of each investment option of the Separate Account are determined. Generally, this will be any date on which the New York Stock Exchange (NYSE), or its successor, is open for regular trading. Our valuation date ends when the NYSE closes. This is usually at 4:00 p.m. Eastern Time. Valuation dates do not include days when the NYSE is closed, which generally includes weekends and major U.S. holidays. If we receive your premium payment in good order after the close of a valuation day or on a non-valuation day, we will apply it according to the rules below on the next valuation day.
As noted above, for policies issued in return of premium states, initial net premium is allocated to the money market investment option of the Separate Account. You may change your premium allocation instructions at any time by submitting a new premium allocation form to the VPMO, or by contacting us at the phone number shown on the first page of this prospectus. Except for premiums that may cause a policy to fail the definition of life insurance, as defined in the Internal Revenue Code (“Code”), or would cause a policy to become a modified endowment contract (MEC), as defined in the Code, premiums submitted after the effective date of a premium allocation change will be allocated in accordance with your premium allocation instructions we then have on file.
Premium payments received during a grace period, after deduction of the premium expense charge, will first be used to cover any monthly deductions due during the grace period. Any remaining balance will be applied to the investment options of the Separate Account and to the Guaranteed Interest Accounts in accordance with your then current premium allocation instructions.

We may delay the application of a subsequent premium payment if applying it would cause the policy to become a MEC. Generally, we will apply the portion of the subsequent premium payment that will not cause the policy to become a MEC and we will refund the balance to you. However, if we receive a subsequent premium payment that will cause the policy to become a MEC within 20 days prior to the policy anniversary date, we will hold the portion of the subsequent premium payment that would cause MEC status. We will apply the remaining portion on the policy anniversary date when it can be applied without creating a MEC. If it is your intention to create a MEC or if you would like the portion of the premium payment that will create a MEC returned to you, you must notify us in writing within thirty days of the policy anniversary date. If you intend to create a MEC, you will be required to sign a form acknowledging that you understand the tax consequences of MEC status.

For policies in which a material change has impacted the MEC testing procedure, if the material change caused the start of the 7-pay year to no longer coincide with the policy anniversary, the procedure described above for holding payments may not apply.

Premium Limitations

We establish maximum premiums and may change them at any time. Additionally, the Code has limits on the amount of money you may put into a life insurance contract and still meet the Definition of Life Insurance under the Code. There are two tests used to determine if a policy meets Code rules, the Cash Value Accumulation Test and the Guideline Premium Test. The test that applies to a policy is shown in the policy’s specifications pages. Your election to follow one of the two tests cannot be changed after issue. More discussion of these tax law requirements is provided under “Tax Considerations.”

We reserve the right to refuse any premium payments that would cause the policy to fail the test you elected unless such amount is necessary to keep the policy in force. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. If the policy’s death benefit requires adjustment as a result of this premium refund, we will make this adjustment effective the date the premium is removed from the policy. We will refund the premium from the Separate Account investment options and the Guaranteed Interest Accounts on a pro rata basis according to your then current allocation instructions unless you request otherwise in writing. At all times, we may adjust the death benefit or refund excess premiums in order to ensure that the policy meets the definition of life insurance requirements of the Code.
Policy Values

How the Value of Your Policy is Calculated
Your policy value is the sum of the policy’s values in the investment options of the Separate Account, and the values in the Guaranteed Interest Accounts.
We will calculate your policy value on each valuation date. If we receive your premium payment or transaction request in good order prior to the close of the valuation date, we will process that premium or transaction using the unit values determined following the close of the NYSE for that day. If we receive your premium or transaction request after the close of the valuation date, we will process that premium or transaction using the unit values calculated for the next valuation date. If a scheduled transaction falls on a non-valuation date, we will process it as of the next valuation date.
Separate Account Policy Value
On each valuation date, the Separate Account policy value is the total of your policy values in each investment option of the Separate Account. When you make a premium payment, and have amounts allocated to the investment options of the Separate Account, we credit your policy with accumulation units. Your net premium purchases units of each Separate Account investment option to which you have allocated premium. We determine the number of accumulation units to credit to each Separate Account investment option by dividing the amount of the net premium payment by the unit value of that Separate Account investment option. The value of a unit of the Separate Account investment options varies from valuation date to valuation date. Changes in the accumulation unit value reflect the investment performance of the underlying fund and the fund’s fees and expenses. On each monthly calculation day, we deduct the mortality and expense risk charge from the Separate Account policy value.
Policy transactions that involve amounts allocated to the Separate Account investment options, including loans, withdrawals, and transfers are effected by purchasing and selling the units of the investment options.
Guaranteed Interest Accounts Policy Value
If you allocate premium or transfer money to the Guaranteed Interest Accounts, your policy value includes the value of those amounts. The amount you allocate or transfer to the Guaranteed Interest Accounts will earn interest at the rates we declare from time to time. We guarantee that the rates will not be less than 3.00% on an annual basis. You may determine the current crediting rates for the Guaranteed Interest Accounts by contacting the VULA at the number shown on the first page of this prospectus. Your policy value in the Guaranteed Interest Accounts is not subject to the mortality and expense risk charge. Otherwise, all policy charges apply to this portion of the policy value.

Policy Face Amount and Death Benefit

The policy provides for a base face amount, which is the face amount you select in your policy application and any increases to that face amount, and additional face amount coverage available through the Individual Level Term Rider and the Individual Increasing Term Rider. Face amount coverage provided by these riders is considered supplemental face amount coverage. The policy’s total face amount is the sum of the base face amount and the supplemental face amount. You should know that for the same premiums paid, the coverage charge deducted from the policy value and the amount of compensation paid to the selling registered representative will generally be less for coverage provided under the Individual Level Term Rider or the Individual Increasing Term Rider rather than for coverage provided by base face amount. These riders have their own costs, and the Individual Level Term Rider has a fifteen-year surrender charge period, which is longer than the ten-year surrender charge period that applies to the base face amount.
The minimum initial total face amount required to purchase this policy is $100,000. After the first policy year, you may request an increase or decrease in the face amount of your policy. These requested increases and decreases are subject to certain requirements and limitations. See “Changing the Policy Face Amount,” “Increases in Face Amount” and “Requests for Decrease in Face Amount” for more information.
Death Benefit Options and Minimum Death Benefit
The policy provides a choice of two death benefit options.
1.	Death Benefit Option A will pay the policy’s total face amount, but not less than the minimum death benefit on the date of the insured person’s death.
2.	Death Benefit Option B will pay the policy’s total face amount plus the policy value but not less than the minimum death benefit on the date of the insured person’s death. Death Benefit Option B is a variable death benefit. Because this death benefit option includes policy value, it will vary from day to day due to the performance of the investment options in which you have policy value.
If you select the Individual Increasing Term Rider, only Death Benefit Option A will be available for your policy. On the policy anniversary following the insured’s 100th birthday, we will change the Death Benefit Option to option A and the amount payable under this option will be the greater of the policy’s total face amount or the policy value on the insured’s date of death.
We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person’s attained age at the beginning of the policy year in which death occurs.
Changing the Death Benefit Option
Beginning in the second policy year, you may change the Death Benefit Option once per policy year prior to the policy anniversary following the insured’s 100th birthday. We will not require evidence of insurability for a change in Death Benefit Option. A change in Death Benefit Option will become effective on the monthly calculation day on or next following the date we approve your written request for the change.
Changing from Death Benefit Option A to Death Benefit Option B, decreases the face amount of the policy by the policy value as of the effective date of the option change. Changing from option A to option B will terminate the Individual Increasing Term Rider.
Changing from Death Benefit Option B to Death Benefit Option A increases the face amount of the policy by the amount of policy value as of the effective date of the option change. If the policy includes the Individual Level Term Rider, the amount of the rider coverage is increased to provide the increased face amount. Otherwise, the face amount of the base policy is increased. Additional cost of insurance charges apply to the increased face amount.
Changing death benefit options will not change the surrender charges for the policy.
Changing the Policy Face Amount
Requests for Decrease in Face Amount

You may request a decrease in face amount at any time after the first policy year. A decrease in the death benefit may have tax consequences. Unless we agree otherwise, the decrease must be at least $25,000 and the base face amount remaining after the decrease must be at least $100,000. Decreases will be applied first to reduce coverage under the Individual Increasing Term Rider, if in effect for the policy. Next, any coverage provided by the Individual Level Term Rider will be reduced, then any coverage layers. Finally, any remaining decrease will be applied to the base face amount. Once a decrease is requested for a policy with the Individual Increasing Term Rider, no further increases will be provided under this rider.

All face amount decrease requests must be submitted on our form to the VPMO. Face amount decreases will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The partial surrender charge on the base face amount will be a portion of the surrender charge that would apply to a full surrender at the time of the decrease. This portion is determined by multiplying the full surrender charge by the result of (a) divided by (b) where (a) is the amount of the base face amount decrease and (b) is the base face amount before the decrease.

If the face amount decrease results in a decrease to coverage provided under the Individual Level Term Rider a separate partial surrender charge will apply to the amount of the decrease to that coverage. This partial surrender will be a pro rata portion of the charge that would apply to a full surrender of the coverage provided by the Individual Level Term Rider at the time of the decrease. The pro rata portion is determined by multiplying the surrender charge that would apply to a full surrender of the term rider coverage by the result of (a) divided by (b) where (a) is the amount of the decrease in the Individual Level Term Rider coverage and (b) is the amount of the Individual Level Term Rider coverage before the decrease.
Generally, there will be a pro-rata reduction of the cost of insurance as a result of a face amount decrease.
Requests for Increase in Face Amount
You may request an increase to the base face amount following the second policy anniversary. An approved increase will be effective on the first policy anniversary after we approve the request.
The minimum face amount increase is $25,000 per increase. The amount of each increase will be considered a new coverage layer. Each coverage layer will have its own 10-year surrender charge, 10-year coverage charge and current cost of insurance charge. These charges will be based on the insured’s gender, attained age, and risk class at the time the layer is added, as well as on the death benefit option in effect at the time the layer is added.
All face amount increase requests must be submitted on our form to the VPMO and will be subject to evidence of the insured’s insurability according to our then current guidelines. We reserve the right to limit increases in face amount.
Effect of Loans, Withdrawals and Requested Decreases in Face Amount on Death Benefit

Loans can reduce the policy’s death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest before we calculate the death benefit. A withdrawal or a requested decrease to face amount generally decreases the death benefit. A requested decrease in face amount reduces the death benefit on the next monthly calculation day by the requested amount of the decrease.

Payment of Death Benefit

Upon our receipt of due proof of death of the insured while the policy was in force, we will make the death benefit payment based on the death benefit option then in effect. We will process death benefits at values next computed after we receive the due proof of death, provided this documentation is in good order. Payment of death proceeds usually will be made in one lump sum within seven days. If you do not elect a single lump sum, unless otherwise provided for by applicable law, the death benefit proceeds payable to an individual or trust will be applied to a retained asset account known as the Phoenix Concierge Account (“PCA”). The PCA is generally not offered to corporations or similar entities. A beneficiary may also elect one of the payment options described below, or another option we are then offering for this policy before payment of the death proceeds.

The PCA is part of our general account. It is not a checking or bank account and is not insured by the FDIC, NCUSIF, or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of our general account, it is subject to the claims of our creditors. We may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of the company and principal is covered by the state guarantee association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Please consult a tax advisor.

Payment of the death proceeds, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary and consistent with insurance practices customary in the life insurance industry. Also, payment may be delayed if allowed or required by law as described in “Postponement of Payments.”

Limitations on Payment of the Death Benefit
The death benefit may be limited if the insured person commits suicide within certain time periods specified by state law, generally two years of the date that the policy is issued or coverage is increased.
Also, if the insured’s age or gender was misstated in the policy application we will adjust the amount of any death benefit as described in the policy. Upon adjustment the death benefit will be the amount provided by the most recent monthly insurance charges using the insured’s correct age and gender.
If the policy was in the grace period on the date of the insured’s death, the death proceeds will be reduced by any outstanding monthly charges, unless a No Lapse Guarantee benefit was in effect for the policy.
Payment Options
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.
Option 1—Lump Sum
Payment in one lump sum.

Option 2—Left to Earn Interest
A payment of interest during the payee’s lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.
Option 3—Payment for a Specific Period
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.
Option 4—Life Annuity with Specified Period Certain
Equal installments are paid until the later of:
❖	the death of the payee; or
❖	the end of the period certain.
The first payment will be on the date of settlement.
The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:
❖	10 years;
❖	20 years; or
❖	until the installments paid refund the amount applied under this option.
If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.
If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.
Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3% per year.
Option 5—Life Annuity
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3% per year.
Option 6—Payments of a Specified Amount
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year.
This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.
Option 7—Joint Survivorship Annuity with 10-year Period Certain
The first payment will be on the date of settlement. Equal installments are paid until the latest of:
❖	the end of the 10-year period certain;
❖	the death of the insured; or
❖	the death of the other named annuitant.
The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed.
Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 and 3/8% per year.
For additional information concerning the above payment options, see the policy.
Surrenders and Withdrawals

Surrenders

You may surrender the policy for its net surrender value at any time as long as the insured person is living and the policy is in force. A policy’s net surrender value is the policy value less any applicable surrender charge and less any unpaid policy loans and interest. The amount available for surrender will be the net surrender value at the end of the valuation date on which we receive the policy and the written surrender request in a form satisfactory to us at VPMO.

Withdrawals
Beginning in the second policy year, you may receive a part of the policy’s net surrender value by submitting a written request for a withdrawal to VPMO. You may request one withdrawal per policy month.
We do not permit withdrawals of less than $500 (if required by your state, a lower minimum will be shown on the policy’s specifications pages), if the resulting death benefit would be less than the policy’s minimum face amount as shown on the specifications pages for the policy, or if the withdrawal would reduce the net surrender value to zero. We may require you to withdraw the entire value allocated to an investment option if the withdrawal would result in a value below $500 in that investment option.
You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions.
A withdrawal will reduce your policy value by the sum of the:
❖	Withdrawal Amount—the portion of the net surrender value you choose, but not less than $500; plus
❖	Withdrawal Fee—currently set at $0 (not to exceed $25); plus
❖	Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender. The pro rata portion equals the full surrender charge multiplied by the result of (a) divided by (b) where (a) equals the withdrawal amount and (b) equals the net surrender value.

We will reduce your policy’s net surrender value by the withdrawal amount. Additionally, if your policy has Death Benefit Option A, we will reduce your policy’s face amount by the amount of the withdrawal. The reduction in face amount will be made in the same order as described above for requested decreases in face amount. No withdrawal will be permitted if it will cause the policy to fail to satisfy the cash value corridor defined by the Code test you have selected for your policy. For more information about these tests, see “Tax Considerations.”

For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans over $100,000.
Processing and Payment of Surrenders, Withdrawals
A surrender or withdrawal will be effective on the valuation date we receive your written request at the VPMO in good order or, if we receive your request after the end of a valuation date or on a non-valuation date, on the next following valuation date. We generally pay surrendered and withdrawn amounts within seven days of receiving your request in good order.
We may postpone payment of amounts surrendered, withdrawn or loaned under certain circumstances as described in the section of this prospectus entitled “Postponement of Payments.”

You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your policy. For your protection, the form must be requested from VULA by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your policy provides for loans) over $100,000.

Policy Loans

As discussed below, you may borrow up to a specified amount of your policy value less the current surrender charge and loan interest. We will count any outstanding loan toward the applicable limit. We generally do not allow loans under $500.

If you exchange an existing policy into a new policy that satisfies section 1035 of the Code, a policy loan on the existing policy can be included with the exchange. As a result, the new policy would be subject to the same loan as the existing policy. These amounts are called preferred loans. If you requested a preferred loan at issue, the maximum preferred loan value is the lesser of the actual loan requested to be carried over from the existing policy or 75% of the proceeds exchanged from the existing policy. Once you take a preferred loan at issue, you may not take subsequent preferred loans from the policy. For all regular loans other than preferred loans, the maximum loan amount will be 100% of the net surrender value.
When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the loaned portion of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from the Separate Account investment options and the Guaranteed Interest Accounts for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.
The rate of interest we charge on policy loans depends on the type of policy loan and the policy year in which the loan is taken. The maximum loan interest rates are shown in the “Charges and Deductions” section of this prospectus. Loan interest accrues daily from the date of the loan and is payable in arrears. At the end of each policy year, all interest due will be treated as a new loan and we will transfer the amount of any unpaid loan interest from your Separate Account investment options, the non-loaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the investment options or the Guaranteed Interest Accounts in accordance with your most recent premium allocation schedule on file.
You may repay a loan at any time the policy is in force. Unless you designate a policy payment as a loan repayment, we will apply the payment as premium. We apply loan repayments first to pay any outstanding loan interest on regular loans and then on preferred loans. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account first for all regular loans and then for any preferred loans, and correspondingly increase the investment options or the Guaranteed Interest Accounts in accordance with your most recent premium allocation schedule on file. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.
Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy’s net surrender value is not sufficient to pay monthly charges that come due and the policy does not have a No Lapse Guarantee period in effect.
Outstanding loans can also reduce your policy’s death benefit and surrender value. We deduct the amount of any outstanding loans plus any accrued loan interest from your death benefit and surrender value.
The proceeds of policy loans may be subject to federal income tax if the policy is or becomes a MEC. For additional information about MECs, see the “Modified Endowments Contract” section of this prospectus.
A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from the investment results of the Separate Account investment options, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The effect could be favorable or unfavorable. Since taking a policy loan may negatively impact policy value, it may increase the risk that your policy will terminate. The longer a loan is outstanding, the greater the effect is likely to be. Additionally, the favorable or unfavorable effect of a policy loan on policy value may be greater for policies with Death Benefit Option B since the death benefit amount for that option includes the amount of policy value.
For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your policy provides for loans) over $100,000.
Overloan Protection Option
We provide this option by rider attached to the policy automatically when the policy is issued. There is no periodic charge for this option; however, as described below, a charge applies when you exercise the option.
This option is designed to prevent a heavily loaned policy from lapsing. You may exercise this option when you make a written request and satisfy the following conditions.
❖	The policy has been in force for at least 15 years;
❖	The insured is at least 65 years old;
❖	All premiums paid have been withdrawn by policy withdrawals; and
❖	The loan balance is equal to 96% of the policy value (any loan in excess of this amount must be repaid at the time you request to exercise this option).
When you elect this option, the following actions will occur on the next monthly calculation day.
❖	Optional riders in effect, if any, will terminate;
❖	We will deduct a one-time transaction charge of 3.5% of the policy value;
❖	The death benefit option will permanently change to Death Benefit Option A;
❖	The face amount will be reduced to the policy value multiplied by 101%;
❖	The remaining policy value will be transferred to the Long-term Guaranteed Interest Account. No transfer charge will be assessed for this transfer. No further transfers will be allowed;
❖	The death benefit will be the greater of:
•	the new total face amount, or
•	the greater of the policy value or the loan multiplied by the applicable minimum death benefit percentage.

After this option is exercised, monthly charges will no longer be assessed. Loan interest will continue to accrue but the loan interest rate charged will be equal to the interest rate credited on policy loans. No additional premium payments will be accepted. No additional partial surrenders, policy loans or loan repayments will be allowed. Any loan balance and accrued interest will reduce the death benefit payable and the loan interest will continue to accrue. Exercise of this option may result in income tax liability at the time of exercise.

Systematic Income Program
Systematic Income is a predetermined series of periodic withdrawals and loans. You may initiate or terminate these periodic withdrawals and loans by completing the appropriate form and returning it to our VPMO.
Typically, the payments under Systematic Income will be withdrawals until the total premiums paid into the policy are exhausted, and then the payments will be loans. The minimum amount available for withdrawals and loans under our rules is $500, subject to state variation. However, we reserve the right to waive this minimum. Additionally, the restrictions on withdrawals from the Guaranteed Interest Accounts are waived for Systematic Income payments. You may contact the VULA for more detailed information about Systematic Income.
Transfer of Policy Value

Internet and Telephone Transfers
You may transfer your policy value among the available investment options and make changes to your premium allocation by Internet or telephone. You may also write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on the front page.) The Company may discontinue any of these options and may provide other options at any time. We will execute transfer requests as of the valuation date we receive them in good order.
We do not charge for transfers at this time. However, we reserve the right to charge a fee of $25 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve-transfer limit. For more information, see “Market Timing and Other Disruptive Trading.”
You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.
PHL Variable and 1851 Securities (“1851 Securities”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions, which are stored digitally. You will receive written confirmation of all transfers. PHL Variable and 1851 Securities may be liable for following unauthorized transfer instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and 1851 Securities reasonably believe to be genuine.
We may modify or terminate your Internet and telephonic transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.
Transfer Restrictions
We may not allow transfers that result in less than $500 remaining in any investment option of the Separate Account and may require that the entire balance of an investment option or the Guaranteed Interest Accounts be transferred if the requested transfer would result in less than $500 remaining in any of these options.
The Guaranteed Interest Accounts have additional transfer restrictions:
❖	You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may make additional transfers out of the Guaranteed Interest Account if the transfers are made as part of a Systematic Transfer Program or if we agree to make an exception to this rule.
❖	The amount you may transfer is the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account.
❖	The total non-loaned portion of the Guaranteed Interest Account may be transferred over a consecutive 4-year period, as described in “The Guaranteed Interest Accounts.”
❖	For the Long-term Guaranteed Interest Account, the amount you may transfer is limited to the greatest of $1,000, 10% of the value of the Long-term Guaranteed Interest Account, or the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.
You may transfer policy value into the Guaranteed Interest Accounts at any time. We reserve the right to limit maximum transfers into the Guaranteed Interest Accounts during any one-week period.
For more information on the Guaranteed Interest Accounts, please see, “The Guaranteed Interest Accounts.”
Charges and Deductions

General
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing certain insurance benefits. The policy provides for three types of charges; charges deducted from premium payments, periodic charges deducted monthly, and conditional charges that are imposed only if certain events occur.
Charges Deducted from Premium Payments
Premium Expense Charge
We deduct a premium expense charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing). This charge is guaranteed not to exceed 8% per premium payment, although the current charge may change. Any change in the current charge would be made on a uniform and non-discriminatory basis and would apply to premium we receive on and after the effective date of the new charge.
Periodic Charges
Monthly Charges
We make monthly deductions on each monthly calculation day. Your policy’s first monthly calculation day is the policy date. Subsequent monthly calculation days are on the same day of each calendar month. Your policy’s monthly calculation day will be listed on the policy specifications page. The policy’s monthly deduction amount is the sum of the following charges: cost of insurance, mortality and expense risk charge, administrative charge, coverage charge and rider charges. We do not assess monthly charges beginning on the policy anniversary on which the insured is age 100.
With the exception of the monthly deduction of the mortality and expense risk charge described below, monthly charges are deducted from your policy value in the investment options within the Separate Account, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account on a proportionate basis unless you request that we exclude any of these in your application for the policy. Should your balance in any of the investment options become depleted, unless we agree otherwise, we will proportionally increase the deduction from your policy value in the remaining investment options.
Cost of Insurance
We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy’s death benefit and your policy value. The amount at risk depends in part on the death benefit option in effect. Since the policy value is included in the death benefit under Death Benefit Option B, the death benefit under this death benefit option is affected by performance of the investment options chosen, payment of premiums and charges assessed.
We base our current rates on gender, attained age, risk class, and death benefit option at issue. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge, in part, on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. For policies issued before October 1, 2008, the guaranteed maximum rates are equal to 100% of the applicable 1980 Commissioners Standard Ordinary (“1980 CSO”) Mortality Table, based on the insured’s last birthday. For policies issued on or after October 1, 2008, the guaranteed maximum rates are equal to 100% of the applicable 2001 Commissioners Standard Ordinary (“2001 CSO”) Mortality Table, based on the insured’s last birthday.
We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

Additionally, the cost of insurance charge applicable to your policy depends on the total face amount, including any coverage provided by the Individual Increasing Term Rider, the Individual Level Term Rider and any coverage layers.
Insureds who qualified for our most selective risk classifications at the time of policy issue and who have a Body Mass Index within a specified range at the end of policy years 5, 10, 15, and 20, and, in some states, at issue, may be eligible for discounted cost of insurance rates beginning at the end of policy years 5, 10, 15, and 20. Under this program, policy owners may request an improvement in risk classification for the base face amount and the Individual Level Term Rider at the end of the 5th policy year, and also at the end of policy years 10, 15, and 20 if we have granted all prior improvement requests related to the policy. We will require evidence that the insured meets our underwriting requirements for an improved risk classification. If approved and the improved risk classification results in lower cost of insurance rates, these rates will be effective on the 5th, 10th, 15th, or 20th anniversary. We may cease to offer this program for new policies at any time.

Mortality and Expense Risk Charge
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.
We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge.
We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.
The mortality and expense risk charge applies to the policy value held in the Separate Account investment options. We guarantee that the mortality and expense risk charge will not exceed an annual rate of 0.50% of the policy value in the Separate Account in the first twenty policy years, and 0.30% of the policy value in the Separate Account beginning in policy year 21.
Administration Charge
The administrative charge compensates us for various activities associated with issuing and administering the policy. The maximum administrative charge is $7.00 per policy, per month.
Coverage Charge
The coverage charge is a monthly charge assessed on the base face amount and on coverage provided by the Individual Level Term Rider primarily to help reimburse us for sales costs. The coverage charge is assessed on the base face amount during the first ten policy years. The coverage charge may be assessed in all policy years on coverage provided by the Individual Level Term Rider; however, currently, this charge is assessed only in the first ten policy years. To determine this charge, we multiply the amount of base face amount at issue and the amount of coverage provided by the Individual Level Term Rider, if applicable, by a monthly rate that varies with the insured’s gender, issue age, risk class and death benefit option at issue. The coverage charge is established at policy issue; it is not changed by decreases, withdrawals or other transactions that may affect the face amount of the policy after the policy date. However, a separate ten-year coverage charge applies to each layer of coverage. This charge is determined by multiplying the amount of the increase in face amount by the applicable monthly rate which varies based on the insured’s gender, death benefit option, attained age and risk class at the time each layer is added.
Loan Interest Rates

We charge your policy for outstanding loans at the maximum rates illustrated in the table below. As shown, the rate we charge your policy may be higher than the rate we credit your account value.
Loan Type	Rate we charge	Rate we credit to your account value
Preferred Loan, including capitalized interest on a Preferred Loan	4% in all policy years	3%
Other Loans	4% in all policy years*	3%

*	Policy loans are not available until the second policy anniversary; however, policy loan interest is charged in arrears.

Loans can reduce the policy’s death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest before we calculate the death benefit.

Costs for Policy Riders
When you apply for a policy, you can request any of the optional benefit riders we then make available and for which you are eligible under our rules. Availability of any rider, the benefits it provides and the associated charges may vary by state and we may add, delete or modify the available riders for new policies. Each rider contains specific details you should review in selecting your coverage. Certain optional benefit riders have their own charges which are assessed against policy value on each monthly calculation day. We may change the rates charged, but they will not exceed the maximum rates shown in the rider specification pages.
The riders listed below are currently available with the policy for additional charges assessed each month as follows:
•	Alternate Surrender Value Rider-the charge ranges from 3%-5% of one-twelfth of the target annual premium
•	Disability Payment of Specified Premium Rider-the charge ranges from $0.1899 to $0.6363 per $100 of premium waived
•	Individual Increasing Term Rider-the charge ranges from $0.1191 to $83.33 per $1,000 of amount at risk
•	Individual Level Term Rider-the charge ranges from $0.566 to $83.33 per $1000.00 of amount at risk
We also attach the following riders to the policy at issue:
•	Accelerated Benefit Rider (not available in Massachusetts and Washington)
•	Life Plan Options Rider-attached automatically at issue for policies with face amounts of $1,000,000 or more
•	No Lapse Guarantee Rider
•	Overloan Protection Rider

These riders do not have monthly charges. However, we deduct transaction charges from policy value for the Accelerated Benefit Rider and the Overloan Protection Rider upon exercise of these options. The transaction fee for the Accelerated Benefit Rider is $300.00. The transaction fee for Overloan Protection is 3.5% of policy value. While there is no separate charge for the No Lapse Guarantee Rider, you must pay premium meeting the requirements described in that rider to obtain the benefit provided by the rider.
More detail about the charges for these riders is located in the “Fee Table” of this prospectus and the charges that apply to your policy will be shown in the rider specifications pages. You may find more detail about these benefits in the section of this prospectus entitled “Other Available Policy Benefits.”
Conditional Charges
These are other charges that are imposed only if certain events occur.
❖	Surrender Charge. The surrender charge applies during the ten policy years following policy issue and following an increase in face amount for coverage provided by the base face amount, and for the first fifteen years for coverage provided by the Individual Level Term Rider if you surrender the policy for its net surrender value or request a face amount decrease. This charge is intended to recoup the costs incurred in issuing the policy. The actual surrender charge will never exceed policy value; therefore, we will never require you to submit an additional payment in order to surrender your policy.
The total surrender charge is the sum of the surrender charge for the base face amount, including any coverage layers, and the surrender charge for the Individual Level Term Rider. We calculate surrender charges for the face amount at issue, each additional coverage layer, and the Individual Level Term Rider separately. The surrender charge for the base face amount is an amount determined by multiplying the number of thousands of face amount by the surrender charge factor. The base surrender charge factor will vary by the insured’s gender, issue age, death benefit option at issue and risk class. Tables of surrender charges for the face amount at issue and each coverage layer are included in the specifications pages of the policy. The surrender charge for the Individual Level Term Rider Amount is a 15-year declining charge based on the insured’s gender, issue age, risk class and the death benefit option at issue. A table of surrender charges for the Individual Level Term Rider is included in the specifications pages for the rider.
The surrender charge is assessed against the policy value in proportion to the policy’s values in the Separate Account, and the Guaranteed Interest Accounts, excluding loaned amounts, on the effective date of the surrender or decrease in face amount.
We do not impose a surrender charge after the policy anniversary on which the insured has reached age 100.
❖	Partial Surrender Charge - We charge a portion of the surrender charge when you request a face amount decrease or withdrawal. This charge is intended to help defray the costs of issuing a policy.
•	Requested face amount decrease - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount.
•	Withdrawal of policy value - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any withdrawal of policy value. Face amount reductions may result if you request a withdrawal of policy value.
❖	Transfer Charge. Currently, we do not charge for transfers, however, we reserve the right to charge up to $25.00 for each transfer in excess of twelve each policy year upon prior written notice. This charge, if we were to impose a transfer charge, would be intended to recoup the cost of administering the transfer.
❖	Withdrawal Fee. We reserve the right to charge a fee of up to $25 per withdrawal for withdrawals of policy value. This fee would compensate us for the administrative costs associated with processing withdrawals.
Tax Charges
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.
Fund Charges
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. These fees are paid by the funds from their assets. We provide a table of these charges in the Fee Tables section of this prospectus.
These fund charges and other expenses are described more fully in the fund prospectuses. You may obtain a fund prospectus by contacting VULA.

Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other policy owners.
“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:
❖	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;
❖	an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and
❖	increased brokerage and administrative expenses.
To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.
Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):
❖	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),
❖	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet or fax transfer privileges),
❖	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),
❖	implement and administer redemption fees imposed by one or more of the underlying funds, or
❖	impose other limitations or restrictions.
Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.
Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.
Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.
We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential effects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.
We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.
We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner’s Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all

Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.
Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 under the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.
We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.
We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.
Allocation Programs

You may elect any of the allocation programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.
Asset Allocation and Strategic Programs
Asset allocation and strategic programs (referred to as “programs” throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer government, corporate, municipal).

We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation (closed to new investors effective June 22, 2009), and Ibbotson Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options.” There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.
Selecting a Program and Option

If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, and may choose any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our VULA. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

The following programs are currently available:
❖	Franklin Templeton Founding Investment Strategy
Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.
•	Franklin Income Securities Fund – 34%
•	Mutual Shares Securities Fund – 33%
•	Templeton Growth Securities Fund – 33%

❖	Phoenix-Ibbotson Strategic Asset Allocation
(Closed to new investors effective June 22, 2009)
PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:
•	Conservative Portfolio
•	Moderately Conservative Portfolio
•	Moderate Portfolio
•	Moderately Aggressive Portfolio
•	Aggressive Portfolio
On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. On an annual basis, we will rebalance the policy value allocated to the investment options of the Separate Account used in the asset allocation option for your policy back to the original percentages. You should consult with your registered representative for the most current information on this program and the options within the program.
❖	Ibbotson Asset Allocation Series
The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.
Systematic Transfer Programs

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.
We base transfers under a Systematic Transfer Program on the investment option values next determined on the valuation date that we receive your transfer request in good order, or if that day is not a valuation date, on the next following valuation date. Except as described below, you may have only one program in effect at a time.
We do not charge for these programs.
Asset Rebalancing Program
Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Business Day. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Business Day. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.
You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, we reserve the right not to allow election of the Asset Rebalancing Program while the Dollar Cost Averaging Program is in effect. We do not charge for this program.
Dollar Cost Averaging Program
Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a “source account”) and periodically we will make transfers from the source account you designate to one or several of the available investment options (“target investment options”) and the Long-term Guaranteed Interest Account You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

❖ $25 monthly	❖ $150 semiannually
❖ $75 quarterly	❖ $300 annually
You must have at least $2,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.
All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding valuation date.
You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program. Except as described below, we reserve the right not to allow election of the Dollar Cost Averaging Program while the Asset Rebalancing Program is in effect.
Enhanced Dollar Cost Averaging Program
We may at different times offer an Enhanced Dollar Cost Averaging Program that can offer a higher interest rate during selected periods. This program will not be offered at the same time as the standard Dollar Cost Averaging program. Under this program, the first net premium payment will be held in the money market investment option of the Separate Account and then transferred to the source account at the end of the policy’s right to cancel period. The source account is an account within the Guaranteed Interest Account. If you elect this program, monthly transfers from the source account to the target accounts you establish will begin on the first monthly calculation day following the end of the right to cancel period. The Enhanced Dollar Cost Averaging interest rate will be guaranteed from the end of the right to cancel period for six months or to the first policy anniversary, depending on the period you chose when you elected the Enhanced Dollar Cost Averaging Program. This may be substantially less than a full year if the policy has been backdated to save age.
Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

Currently, if you elect to participate in the Franklin Templeton Founding Investment Strategy with monthly rebalancing (other investment strategies have been available with Dollar Cost Averaging in the past), then you may also elect to participate in Enhanced Dollar Cost Averaging.

If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the asset allocation program in effect for your policy.
Policy Lapse and Reinstatement

Lapse
Payment of the initial premium, no matter how large, or the payment of additional premiums will not necessarily guarantee the policy will remain in force. If you take a withdrawal or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.
If the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction plus any amount overdue to prevent the policy from lapsing.
If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice following the monthly calculation day on which the policy value is less than the monthly deduction. We will mail you additional notice at least 15 days and not more than 45 days before any potential lapse will occur. By lapse, we mean that the policy is no longer in full force and has no available value.
The policy will remain in force during the grace period. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.
The death benefit during the grace period is equal to the death benefit immediately before the grace period begins minus any monthly deductions up to and including the policy month of death not already made.
No Lapse Guarantee Benefit
This benefit will be made a part of the policy by rider automatically attached at issue for policies with insureds who are age 70 or younger on the policy date. The rider provides for four No Lapse Guarantee periods as shown in the specifications pages for the rider. Under the rider, as long as the cumulative premium test, described below, is satisfied for any No Lapse Guarantee periods then in effect, the policy will not lapse even if the policy’s account value reduces to zero as a result of adverse investment performance or other factors.

There is no separate charge for the No Lapse Guarantee benefit; however, to maintain the guarantee, the policy must meet the total cumulative premium test. This test requires that cumulative premiums paid since policy issue (accumulated at 4%) less withdrawals (accumulated at 4%) and less policy loans and accrued interest be at least equal to the minimum cumulative monthly No Lapse Guarantee premiums since issue for any No Lapse Guarantee periods then in effect (accumulated at 4%).
The monthly No Lapse Guarantee premium will be set at the time the rider is issued and will vary based on the total face amount, the insured’s age, gender, risk classification, additional ratings, other than flat extra ratings, and the amount, if any, provided by the Disability Payment of Specified Premium Benefit Rider. The monthly No Lapse Guarantee premiums will be shown on the specifications pages for the feature.
If the policy does not meet this total cumulative premium test, the policy owner will have a certain amount of time, depending on the No Lapse Guarantee period in effect, within which to restore the option by paying a shortfall amount. The shortfall amount is the amount by which the total cumulative premiums paid to the policy is less than the amount required by the total cumulative premium test.
If the total cumulative premium test is not met and the policy owner does not restore the No Lapse Guarantee by paying the shortfall amount within the required period, the No Lapse Guarantee will terminate and cannot be reinstated. Also, if at the time the total cumulative premium test is not met there is not sufficient policy value to pay any monthly charges due, the policy will enter the grace period. While the No Lapse Guarantee benefit is in effect, the premium necessary to restore a policy that has entered the grace period is different from the amount otherwise required to restore a policy in the grace period. The premium necessary to restore a policy with the No Lapse Guarantee benefit is the lesser of:
•	An amount that will result in a net surrender value equal to at least three monthly deductions plus monthly deduction amounts that have been incurred but not charged under the policy as a result of the No Lapse Guarantee benefit; and
•	If the shortfall period has not expired, the shortfall amount plus the next three monthly No Lapse Guarantee premiums.
Termination
This policy terminates automatically on the earliest of the date of death, full surrender, or the date that the grace period expires without the payment of sufficient premium in accordance with the lapse provision.
Reinstatement
Unless this policy has been surrendered for its net surrender value or the insured’s 100th birthday has passed, this policy may be reinstated at any time within three years from the date the premium payment was insufficient to pay the monthly deduction due. You may request reinstatement in writing and we will require submission of evidence of insurability satisfactory to us along with the payment of an amount that would result in a net surrender value equal to at least three monthly deductions.
Other Available Policy Benefits

When you apply for a policy, you can request any of the optional benefit riders we then make available. Availability of certain riders, the benefits provided and the associated charges may vary by state, and our rules and procedures will govern eligibility for any rider. Each rider contains specific details you should review in selecting your coverage. Riders we offer as optional riders have separate monthly charges as shown in the “Fee Tables” of this prospectus.
Optional Riders
We currently make the optional riders listed below available with the policy. We may also add, delete or modify the list of optional riders.
❖	Alternate Surrender Value Rider. This rider will provide a higher net surrender value in the early policy years. Upon full surrender of the policy during the rider benefit period, we will pay the policy owner the greater of (1) the net surrender value of the policy; and (2) the Alternate Surrender Value provided by the rider. The Alternate Surrender Value equals the lesser of:
•	All premiums paid for the policy; or
•	The policy value, plus a refund of all of the following charges made on the policy since issue: premium expense charges, administrative charges, coverage charges and charges for the Alternate Surrender Value Rider.
❖	Disability Payment of Specified Premium Rider. This rider provides a benefit of a specified monthly amount due to the total disability of the insured as defined in the rider. The benefit amount is credited to the policy on each monthly calculation day during a period of the insured’s total disability that persists for at least 6 continuous months and occurs within a disability benefit period. The rider terminates on the policy anniversary immediately following the insured’s 65th birthday; however, benefits will continue to be paid beyond that time if the insured has been continuously disabled under the terms of the rider since the policy anniversary immediately following the insured’s 60th birthday. The rider will also terminate under other circumstances described in the rider. The maximum age of the insured at issue for this rider is age 60.
❖	Individual Increasing Term Rider. This optional rider, available only with Death Benefit Option A, will provide annually renewable term insurance coverage beginning in the second policy year. If an insured meets our underwriting criteria, at the time of application the policy owner may select either percentage or fixed dollar increases, or monthly increases based on the amount of premium paid to the policy in the prior month. After the rider is issued, the type of increase selected and the percentage or amount of any increase may be decreased but not increased. Increases provided by the rider will terminate upon the earliest of the policy owner’s request to decrease the rider face amount or the policy face amount, withdrawal of policy value, or the policy anniversary following the date the insured reaches age 100.
❖	Individual Level Term Rider. This rider provides additional level term insurance until the insured reaches age 100. The initial rider death benefit is limited to nine times the policy’s initial face amount. This rider and the level term face amount are elected at issue. Coverage provided by this rider has its own coverage charge and is subject to its own surrender charge.
Coverage provided by this rider is affected by policy decreases or withdrawals if the amount of the decrease or withdrawal exceeds any coverage provided by the Individual lncreasing Term Rider. A partial surrender charge will also apply in these cases. Termination of the rider under any circumstances will result in the rider surrender charge being applied on the amount of coverage provided by the Individual Level Term Rider.
Riders We Make Part of the Policy at Issue
We also attach certain riders to the policy automatically at issue, subject to state availability. These riders do not have separate monthly charges but the Accelerated Benefit Rider and the Overloan Protection Rider have transaction charges that are assessed at the time the benefit is exercised. We may add, modify or delete riders available with this policy for new policies.
❖	Accelerated Benefit Rider. This rider is not available for policies issued in Massachusetts and Washington. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy’s death benefit (up to a maximum of $250,000 aggregate for all policies issued by PHL Variable and its insurance company affiliates) is available under this rider. The minimum face amount of the policy after any such accelerated payment is $10,000.
❖	LifePlan Options Rider. This rider is only available for policies of $1 million face amount or more. This rider is not available with any policy issued as part of a qualified plan. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the rider provides the following favorable policy options:
1)	An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.
2)	An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

3)	An option to exchange the policy for a fixed annuity policy (if available) without the imposition of a surrender charge. This option is not available until the 10th policy anniversary.

❖	No Lapse Guarantee Rider. This rider provides a guarantee that the policy will not lapse as a result of the cash value becoming insufficient to pay the policy’s monthly charges if the conditions of the rider are met. For additional details, see the “Lapse and Reinstatement” section of this prospectus.
❖	Overloan Protection Rider. This rider is designed to prevent a heavily loaned policy from lapsing. For additional details, see the “Policy Loan” section of this prospectus.
You should read the riders carefully for all their terms and conditions.
General

Postponement of Payments
We may postpone payment of surrenders, partial withdrawals, policy loans or death benefits in certain cases including the following circumstances:
•	we may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts;
•	we may postpone payment whenever the NYSE is closed on what would otherwise be a regular trading day, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day) or may have closed early; or
•	when the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the policy value or when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether these described conditions exist.
Transfers also may be postponed under these circumstances.

Additionally, federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits until we are instructed by the appropriate regulator to allow such transactions. We may also be required to provide additional information about you and your policy to government regulators.
Reservation of Company Rights to Change the Separate Account
We have the right, subject to compliance with applicable law, to add, delete, or substitute investment options of the Separate Account, combine the Separate Account into another Separate Account, transform the Separate Account into a mutual fund, and/or deregister the Separate Account under the Investment Company Act of 1940. We also reserve the right to close any underlying fund to new investment or eliminate the shares of any underlying fund(s) if they are no longer available for investment, or if we believe investing in any underlying fund(s) is no longer appropriate for the purposes of the Separate Account.
Federal Income Tax Considerations

Introduction
The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws.

Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract or policy either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of life insurance contracts or policies; if enacted, these changes could be retroactive. We reserve the right to make changes to the policy contract as necessary for it to satisfy the “Definition of Life Insurance” and to avoid classification of the contract or policy as a “Modified Endowment Contract,” as set forth in the Internal Revenue Code (referred to as the “Code”) and as interpreted by the IRS. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

Policyholders (also referred to as Owners) should consult their own independent tax and/or legal advisors for advice and information relating to their particular tax situation.

Note on Terminology: The Code uses the term “Life Insurance Contract”, rather than the term “Life Insurance Policy.” The Code also uses the term “policyholder”, in describing the owner of a Life Insurance Contract. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code. In addition, this section refers to “insured”; where applicable, the same rules apply in the case of multiple “insureds”.

Income Tax Status
We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the “regulated investment company” provisions (Subchapter M) of the Code.
Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy/Contract Benefits

Tax Treatment as Life Insurance

In order to be treated as life insurance for federal income tax purposes, specified requirements must be met. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the contract are not subject to federal income tax until withdrawn. These requirements include the federal definition of life insurance, rules for diversification of the contract’s investments (described below) and the necessity that the contract be life insurance under applicable law.

With respect to applicable law, this is generally understood to refer to state or foreign law. This contract has been filed as a life insurance policy or contract under applicable state laws.

There are two definitional tests for life insurance in section 7702 of the Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is based on contract design and is dependent on several factors, including the insured’s age at issue and intention of the owner concerning contract funding patterns. If this contract permits the policyholder to select the applicable test, this selection must be made at issue and cannot be changed. In some cases, only one test is available.

Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value.

Compliance with the test is based on the contract design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the contract.
Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the contract in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the contract. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance.

Death Benefit Proceeds

The death benefit proceeds payable under a life insurance contract are generally excludable from the gross income of the beneficiary under Code section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see “Business and Corporate-Owned Policies”). Also, a policyholder should not be considered to be in constructive receipt of the cash value, including investment income, as long as the contract remains in force and there is no change in the death benefit.
As described above, Code section 7702 imposes certain conditions with respect to premiums received under a contract. We monitor the premiums paid in order to maintain compliance with such conditions. If the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyholder within 60 days after the end of the policy year, in order to maintain the qualification of the contract as life insurance for federal income tax purposes. Depending on the performance of the contract, it may be become necessary to increase the death benefit in order to satisfy the Cash Value Corridor. Any such increase is in effect only as long as required to satisfy this corridor and is not permanent.

Full Surrender

Upon full surrender of a contract for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. In addition, it is possible that such income may be included in the definition of “net investment income” for purposes of section 1411 of the Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. It is currently unclear as to whether section 1411 applies to income from life insurance contract surrenders.

If the contract is subject to a loan at time of surrender, the outstanding loan amount is included in the computation of the amount received at the time of surrender. Thus, in the event of a surrender of a contract that is subject to a loan, the loan amount may result in ordinary income at the time of surrender.
A contract that lapses is treated as a full surrender for federal income tax purposes.

The full surrender of a contract that is a Modified Endowment Contract (“MEC”), as described herein, may result in the imposition of an additional 10% tax on any income received.

Withdrawal

Withdrawals are generally not taxable as long as the amount withdrawn does not exceed the total of the premiums paid and the contract is not a MEC. If the contract is classified as a MEC, withdrawals and other distributions are fully taxable to the extent of income in the contract. There are situations, however, in which a withdrawal from any contract (regardless of modified endowment contract status) can result in current taxation. A withdrawal, accompanied by a reduction in death benefits can result in current taxation under Code section 7702(f)(7), if the reduction in death benefits occurs during the first 15 years after a contract is issued. After 15 years, the withdrawal proceeds resulting from a reduction in death benefits will generally not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. Policyholders should consult with tax advisors in advance of a proposed decrease in death benefits or a withdrawal as to the portion, if any, which would be subject to tax, and in addition as to the impact such withdrawal might have under the MEC provisions.

Loans

We believe that any loan received under a contract will be treated as your indebtedness. If the contract is a MEC, loans are fully taxable to the extent of income on the contract and are possibly subject to an additional 10% tax. If the contract is not a MEC, we believe that no part of any loan under a contract will constitute income to you as long as the contract remains in force. If there is a full surrender or lapse, an outstanding loan becomes part of the amount received upon surrender or lapse.
The deductibility by a policyholder of loan interest under a contract is limited under Code section 264. In most cases, there is no interest deduction permitted.

Sale of Contract
Upon a sale of the contract to a third party, the owner has taxable income of the excess, if any, of the amount received from the third party over the owner’s basis in the contract. The IRS provided in Revenue Ruling 2009-13 (Internal Revenue Bulletin 2009-21) that for purposes of sale of a life insurance contract, the owner’s basis in the contract is the premiums paid less cost of insurance charges. (Contrast this to a surrender of the contract, in which the taxable income is based on the excess, if any, of the cash value over the premiums paid unreduced by any cost of insurance charges). In the event that the IRS position regarding basis in the contract in the event of a sale is modified by future regulation, legislation or otherwise, the law in effect at the time of any such sale will be applied. There is also a legislative proposal pending that would require additional information reporting in the event of a sale of a contract. In this information reporting, we would be required to provide specific information to the IRS concerning the basis of the contract.
In addition, it is possible that income from the sale of a contract may be included in the definition of “net investment income” for purposes of section 1411 of the Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. It is currently unclear as to whether section 1411 applies to income from sale of life insurance contracts.

Business and Corporate-Owned Contracts

If the contract is owned by an entity engaged in a trade or business, there are Code provisions that impact the tax treatment of premiums, contract loan interest, contract earnings and death benefits. No deduction is permitted for premiums paid if the policyholder is a beneficiary under the contract. With limited exceptions, no deduction is allowed for interest paid or accrued on any loan. An interest deduction disallowance rule on interest relating to a different investment paid or incurred by the policyholder of a life insurance contract may also apply in the case of a contract insuring the life of an individual who is not an owner of the contract, or an officer, director, or employee of the policyholder’s business. There is a legislative proposal pending that would include remove the exclusions and apply the interest deduction disallowance to all business-owned contracts.

Under section 101(j) of the Code, d eath benefits may be subject to income tax unless (1) specified provisions relating to written notice to the insureds and written consent from the insureds are satisfied, and (2) criteria are satisfied concerning the relationship between the insured and policyholder or the insured and the death benefits. The policyholder is solely responsible for ensuring that these provisions are satisfied. The policyholder must also comply with required annual reporting and recordkeeping requirements as set forth by the IRS. In addition, for certain corporate policyholders, the death benefits and contract earnings may be subject to tax under the corporate alternative minimum tax.

Modified Endowment Contract (“MEC”)

General
The premiums paid into a life insurance contract are required to be tested under the “7-pay test” of Code section 7702A to determine if the contract will be classified as a modified endowment contract (“MEC”). Under this test, there is a premium limit that applies for the first 7 years of the contract and for 7 years after a material change to the contract.

If the contract is classified as a MEC, there is no change to the contractual terms of the contract; however, the tax treatment of loans, distributions and decreases is changed. For a MEC, loans and other distributions are taxed to the extent of gain at the time of the loan or distribution (the excess of cash value over premiums paid).

There are situations in which a MEC may be intended by the policyholder. In these cases, the policyholder will be required to sign an acknowledgement of intended MEC status either at issue or when the contract becomes classified as a MEC.

We will monitor premium payments to determine if the premium paid will exceed the MEC limit in effect at the time of the premium payment. Unless the contract is already a MEC and the policyholder has consented to MEC status, if a payment does exceed the limit and applying it to the contract would MEC status, we will advise the policyholder that the excess premium will cause MEC status and will take steps to have the amounts removed from the contract. Premiums paid which are removed from the contract, with interest within 60 days after the end of the contract year are not treated as premiums paid and will not cause MEC status. If the policyholder chooses to have the premiums reapplied during the same contractyear and the contract becomes a MEC, the MEC status cannot be reversed. A life insurance contract received in exchange for a MEC will be treated as a MEC.

Reduction in Benefits During the First Seven Years
If during the first seven contract years there is a reduction in death benefits or reduction or elimination of certain other riders, the MEC test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the contract and each premium actually paid is tested against the recalculated limit. For a contract with two insureds in which the death benefit is payable upon the death of the last insured, a reduction in death benefits at any time during the life of the contract will cause a retroactive recalculation of the MEC test back to issue and actual premiums paid will be tested against the recalculated limit. A contract that becomes a MEC due to a reduction in benefits and a recalculation cannot have MEC status reversed.
Distributions Affected
If a contract fails the MEC test, it is considered a MEC as to distributions in the year in which the test is failed and all subsequent contract years. In addition, distributions made within the two years prior to MEC status are treated as being made in anticipation of MEC status and are considered distributions under a MEC and are taxable in the year the contract becomes a MEC.

Penalty Tax
Any amounts taxable from a MEC will be subject to an additional 10% excise tax, except for distributions that are:
❖	made on or after the taxpayer attains age 59½
❖	attributable to the taxpayer’s disability (within the meaning of Code section 72(m)(7)); or
❖	part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.
Material Change Rules
Any determination of whether the contract meets satisfied the MEC test will begin again any time the contract undergoes a “material change,” which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid “necessary to fund” the lowest death benefit and qualified additional benefits payable in the first seven contract years or to the crediting of interest or dividends with respect to these premiums.
A material change may occur at any time during the life of the contract (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the contract satisfied the MEC test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.
Serial Purchase of MECs
All MECs issued by the same insurer (or affiliated companies of the insurer) to the same policyholder within the same calendar year will be treated as one MEC in determining the taxable portion of any loans or distributions made to the policyholder.
Limitations on Mortality and Expense Charges
The Code imposes limitations on mortality and expense charges in the computation of the definition of life insurance tests and in the MEC test. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the contract, unless U.S. Treasury regulations prescribe a different limitation. In addition, the expense charges taken into account under the Guideline Premium Test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the requirements in calculating all of the applicable tax limitations.
Qualified Plans

A contract may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the contract in conjunction with a qualified plan until you have consulted a pension, tax or legal advisor. If this contract is used in this connection, we are specifically not the plan administrator or trustee and we are not providing any guidance or assistance regarding any qualified plan rules. We may require that the plan administrator or trustee be identified in a specific form or document.

Diversification Regulations
Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:
❖	55% in any one investment
❖	70% in any two investments
❖	80% in any three investments
❖	90% in any four investments
A “look-through” rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.
We intend to comply with the Diversification Regulations to assure that the contracts qualify as life insurance contracts for federal income tax purposes.
Owner/Investor Control
The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account, thereby resulting in current taxation of contract earnings. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the IRS issued Revenue Ruling 2003-91 that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The guidance also stated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholders could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholders to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like those described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholders and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.
At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should the there be any additional rules or regulations on this issue, including guidance limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contract to the extent required to maintain favorable tax treatment. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.
Change or Assignment of Ownership, Exchange of Policies or Change of Insured

Changing the policyholder or the insured or an exchange or assignment of the contract may have tax consequences depending on the circumstances. A change of insured under the same contract is treated as if the contract was fully surrendered and a new contract with a new insured was acquired. Any gain in the contract at the time of change of insured is taxable income at that time. For exchanges in which there is no change in the identity of the insured policyholder, Code section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, long-term care contract, or for an annuity contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. At the time of the exchange, the contract is generally treated as newly issued and is subject to tax rules in place at the time of the exchange. If the original contract is subject to a contract loan and the newly acquired contract is not subject to the same loan, the amount of the loan on the original contract may be treated as the receipt of money on the exchange. To qualify under section 1035, the contract proceeds must be transferred directly from one insurer to another insurer. We recommend that any person contemplating such actions seek the advice of a legal or tax advisor.

Other Taxes
A life insurance contract may also raise issues concerning federal estate tax, gift and generation-skipping tax, state and local estate, inheritance and other taxes. We do not make any representations regarding the tax consequences with respect to these types of taxes.
Withholding and Information Reporting
We are required to file information returns with the Internal Revenue Service and state taxation or revenue authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.
We are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the contract. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.
In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance contract issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders.

PHL Variable – Legal Proceedings

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

On July 5, 2011, the State of New York Insurance Department issued a letter (“308 Letter”) requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration’s Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. Additionally, the insurers are required to report on their success in finding and making payments to beneficiaries or escheatment of funds deemed abandoned under state laws. We have completed our investigation and analysis and estimate the amount of claim and interest payments to beneficiaries or state(s) to be $546 thousand ($190 thousand after deferred policy acquisition cost offsets).

Financial Statements

The financial statements of PHLVIC Variable Universal Life Account as of December 31, 2011, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one or by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC’s website at www.sec.gov. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Accounts’ rates that we credit during a guarantee period.

Distribution of Policies

The Company has appointed 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. 1851, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). 1851 does not retain any fees under the policies; however, 1851 may receive 12b-1 fees from the underlying funds.
1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of FINRA.

1851 and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.
On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.
Compensation
Broker-dealers having selling agreements with 1851 and the Company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.
Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the Company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or 1851 may receive from the Funds for providing administrative, marketing and other support and services to the Funds.
The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. The Company will pay up to a maximum total sales commission of up to 115% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.
Percentage of Premium Payment
We generally pay compensation as a percentage of premium payments invested in the policy (“commissions”). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.
Promotional Incentives and Payments
To the extent permitted by FINRA rules and other applicable laws and regulations, 1851 may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

APPENDIX A – Investment Options

Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	To maximize total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert Investment Management, Inc.
		Subadvisor:	Summit Investment Advisors, Inc.
DWS Equity 500 Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
DWS Small Cap Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	Current income by investing primarily in U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Management Company
Federated High Income Bond Fund II	High current income by investing in high yield, lower rated corporate bonds	Federated Investment Management Company
Federated Prime Money Fund II	Current income consistent with stability of principal and liquidity	Federated Investment Management Company
Fidelity ® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth Securities Fund	Capital appreciation	Franklin Advisers, Inc.
Franklin Income Securities Fund	Maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Franchise Fund[3]	Capital growth	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income Fund	Capital appreciation and current income	Invesco Advisers, Inc.
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid Cap Stock Portfolio[4]	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Mutual Shares Securities Fund	Capital appreciation with income as a secondary goal	Franklin Mutual Advisers, LLC

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth; the Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Seeks capital appreciation by investing in securities of well-known, established companies	OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA	Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund® / VA	Capital appreciation	OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the US and no-US governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.	Pacific Investment Management Company LLC
Guggenheim VT U.S. Long Short Momentum Fund[1,2,5]	Seeks long-term capital appreciation.	Guggenheim Investments[6]
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond.	Guggenheim Investments[6]
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match the performance of its benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500 Index.	Guggenheim Investments[6]
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets Securities Fund	Long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund	Long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund	Long-term capital growth	Templeton Global Advisors Limited
Virtus Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC[7]
Virtus Growth & Income Series	Capital appreciation and current income	Virtus Investment Advisers, Inc.
Virtus Multi-Sector Fixed Income Series	Long-term total return	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC[8]

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Virtus Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Virtus Investment Advisers, Inc.
		Subadvisor(s):	New Fleet Asset Management LLC (fixed income portion)[8]
Virtus International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Virtus Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, LLC

[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

[3]	Effective April 30, 2012, Invesco V.I. Capital Appreciation Fund merged into Invesco Van Kampen V.I. Capital Growth Fund and was renamed Invesco Van Kampen V.I. American Franchise Fund.
[4]	Name change effective May 1, 2012. Previously known as Lord Abbett Series Fund Mid Cap Value Portfolio.
[5]	Name change effective May 1, 2012. Previously known as Rydex|SGI VT U.S. Long Short Momentum Fund.
[6]	Advisor change effective May 1, 2012 from Security Global Investors to Guggenheim Investments.
[7]	Subadviser change effective June 2, 2011 from SCM Advisors, LLC to New Fleet Asset Management LLC.
[8]	New subadviser, effective June 17, 2011.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012

Additional information about the Phoenix Benefit Choice VUL® (the “Policy”) and the PHLVIC Variable Universal Life Account (the “Separate Account”) is contained in the Statement of Additional Information (“SAI”) dated April 30, 2012, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or, you can download copies from The Phoenix Companies, Inc. web site: phoenixwm.com.
Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 20549.
PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
07VUL
Investment Company Act File No. 811-09065

L4840PR©2012 The Phoenix Companies, Inc.4/12

PART B
Phoenix Benefit Choice VUL®
PHLVIC Variable Universal Life Account
Issued by: PHL Variable Insurance Company

STATEMENT OF ADDITIONAL INFORMATION	April 30, 2012

Flexible Premium Fixed and Variable Universal Life Insurance Policy

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated April 30, 2012. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company (“PHL Variable”) at the address or telephone number below or by visiting our website at www.phoenixwm.com. Terms used in the current prospectus are incorporated in this SAI.

If you have any questions, please contact us at our Main Administrative Office:
Phoenix Variable Products Mail Operations (“VPMO”) PO Box 8027 Boston, Massachusetts 02266-8027	Tel. (800) 541-0171
1

PHL Variable Insurance Company

PHL Variable Insurance Company (“PHL Variable”) sells variable life insurance and annuity products to individual and institutional customers. PHL Variable is organized as a Connecticut stock company. It was incorporated in Connecticut on July 15, 1981. PHL Variable is a wholly-owned subsidiary of Phoenix Life Insurance Company, a New York stock life insurance company, which, in turn, is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, CT 06102-5056.
The Separate Account

PHL Variable established the PHLVIC Variable Universal Life Account (“Separate Account”) as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) under which it meets the definition of a “separate account.”

The Separate Account purchases shares in mutual funds called “underlying funds.” The Separate Account is divided into sections called “investment options.” There is a corresponding investment option for each underlying fund in which the Separate Account invests. You do not invest directly in the underlying funds. Instead, the account value you allocate to the Separate Account purchases “units” of the Separate Account. The units are allocated to the investment option of your choice. Each time you buy units of the Separate Account, the Separate Account purchases shares of the corresponding underlying fund. The value of your units will vary. Please refer to ”Determination of Investment Option Values” located in this section for more details on unit values.

  The shares of the underlying funds are not offered for sale to the general public. The underlying funds are used exclusively in variable life insurance and annuity products. The underlying funds will perform differently than mutual funds offered to the general public because the underlying funds may not make the same investments or have the same charges as mutual funds available to the general public.
  Phoenix does not guarantee the investment performance of the Separate Account or any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

  All income, gains or losses, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of PHL Variable’s other assets. The assets of the Separate Account may not be used to pay liabilities of PHL Variable other than those arising from the variable life insurance policies issued by the Separate Account.

Reinvestment and Redemption
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; any capital gains distributions of a fund are likewise reinvested at the net asset value on the record date. PHL Variable redeems fund shares at their net asset value to the extent necessary to make payments under the policy.
Substitution of Investments
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.
If the shares of any of the portfolios of a fund should no longer be available for investment, or, if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected investment option to another investment option without penalty.
Determination of Investment Option Values
We establish the unit value of each investment option on the first valuation date of that investment option. The unit value of an investment option on any other valuation date is determined by multiplying the unit value of that investment option on the previous valuation date by the net investment factor for that investment option for the then current valuation period. The unit value of each investment option on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each investment option on a valuation date is determined at the end of that day.
The net investment factor for each investment option is determined by the investment performance of the assets held by the investment option during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:
(A) + (B)	– (D) where:
(C)
2

(A)	=	the value of the assets in the investment option on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.
(B)	=	the amount of any dividend (or, if applicable, any capital gain distribution) received by the investment option if the “ex-dividend” date for shares of the fund occurs during the current valuation period.
(C)	=	the value of the assets in the investment option as of the prior valuation date, including accrued investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.
(D)	=	Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period, per $1 of assets in the investment option. These charges will only be deducted if, in the future, the Separate Account becomes liable for them.
Underwriter

1851 Securities, Inc. (“1851”), an affiliate of PHL Variable, as underwriter offers these contracts on a continuous basis. 1851 is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.
  1851’s principal business address is One American Row, Hartford, CT 06102-5056. 1851 is an affiliated subsidiary of both the Separate Account and Phoenix.
Services

Administrative, Marketing and Support Services
PHL Variable and/or the principal underwriter for the policies have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds for providing certain administrative, marketing, or other support services to the underlying funds.
These payments reflect in part service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that PHL Variable and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other policies offered by the PHL Variable. Aggregate fees relating to the different underlying funds vary and may be as much as 0.40% of the average net assets of an underlying fund attributable to the policies.

Other Service Providers

Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each Investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.
Year Ended December 31,	Fee Paid
2009	$547,748.18
2010	$543,217.79
2011	$524,191.40

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:
3

Year Ended December 31,	Fee Paid
2009	$125,000
2010	$ 0
2011	$ 0

Under a contract with PLIC, Tata Consulting Services augments our U.S. based staff in processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2009	$173,379.90
2010	$ 0
2011	$ 0

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services.
Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year. The fees below were paid during the last three fiscal years for such services.

Year Ended December 31,	Fee Paid
2009	$97,504
2010	$50,568
2011	$402,001

Information Sharing Agreements

PHL Variable has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by PHL Variable or the underlying funds in accordance with their established policies.
Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Federated Prime Money Fund II Investment Option. We calculate the yield of the Federated Prime Money Fund II for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Federated Prime Money Fund II is based on the 7-day period ending December 31, 2011:

Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	1.000000
Calculation:
4

Ending account value	1.000000
Less beginning account value	1.000000
Net change in account value	0.000000
Base period return: (adjusted change/beginning account value)	0.000000
Current annual yield = return x (365/7) =	0.00%
Effective annual yield = [(1 + return)365/7 ] – 1 =	0.00%
The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.
Total Return: We will usually advertise the average annual total return for an investment option calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.
Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable charges deducted, including the cost of insurance.
Since investment option performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.
We may include information about a series’ or an advisor’s investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series’ portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series’ total return. A fund may also advertise performance by dividing returns into equity and debt components.
A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:
The Dow Jones Industrial AverageSM (“DJIA”)
CS First Boston High Yield Index
Citigroup Corporate Index
Citigroup Government Bond Index
Standard & Poor’s 500 Index® (“S&P 500”)
Each investment option may include its yield and total return in advertisements or communications with current or prospective policy owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:
Lipper Analytical Services
Morningstar, Inc.
Thomson Financial
A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:
Barron’s
Business Week
Changing Times
Consumer Reports
Financial Planning
Financial Services Weekly
Forbes
Fortune
Investor’s Business Daily
Money
The New York Times
Personal Investor
5

Registered Representative
U.S. News and World Report
The Wall Street Journal
The Dow Jones Industrial AverageSM (“DJIA”) is an unweighted index of 30 industrial “blue chip” U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.
The Standard & Poor’s 500 Index® (“S&P 500”) is a free-float market capitalization weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.
Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.
The funds’ annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on page one.
Additional Information about Charges

Reduction in Charges
We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that factors below will result in savings of sales, underwriting, administrative or other costs.
Eligibility for the amount of these reductions will be determined by a number of factors including:
❖	the number of insureds,
❖	total premiums expected to be paid,
❖	total assets under management for the policyowner,
❖	the nature of the relationship among individual insureds,
❖	the purpose for which the policies are being purchased,
❖	where there is a preexisting relationship with us, such as being an employee of PHL Variable or its affiliates and their spouses; or employees or agents who retire from PHL Variable or its affiliates or 1851, or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 has selling agreements,
❖	internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and
❖	other circumstances which in our opinion are rationally related to the expected reduction in expenses.
Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.
Safekeeping of the Separate Account’s Assets

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of fund shares.
State Regulation

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.
6

State regulation of PHL Variable includes certain limitations on investments we may make, including investments for the Separate Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Separate Account’s investment policies.
Reports

We will provide all policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.
Experts

The financial statements of PHLVIC Variable Universal Life Account as of December 31, 2011 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

7

ANNUAL REPORT

PHLVIC VARIABLE UNIVERSAL

LIFE ACCOUNT

December 31, 2011

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A	DWS Small Cap Index VIP – Class A
Assets:

Investments at fair value	$130,641	$80,929	$3,579,401	$26,584

Total assets	$130,641	$80,929	$3,579,401	$26,584

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$130,641	$80,929	$3,579,401	$26,584

Units outstanding	34,049	68,541	1,321,994	23,545

Investment shares held	2,514	1,219	271,166	2,259
Investments at cost	$82,459	$65,441	$3,501,799	$21,950

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$-	$1.18	$0.94	$1.13
Phoenix Executive VUL®	$-	$-	$-	$1.56
Phoenix Express VUL®	$1.74	$1.16	$1.20	$1.11
Phoenix Joint Edge® VUL	$-	$-	$1.07	$1.11
The Phoenix Edge®—SVUL	$4.07	$1.18	$2.99	$1.13
The Phoenix Edge®—VUL	$4.07	$1.18	$2.99	$-

	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II	Fidelity® VIP Contrafund® Portfolio – Service Class
Assets:
Investments at fair value	$5,085,416	$612,523	$4,255,761	$3,070,122

Total assets	$5,085,416	$612,523	$4,255,761	$3,070,122

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$5,085,416	$612,523	$4,255,761	$3,070,122

Units outstanding	1,792,701	170,051	4,255,899	1,010,581

Investment shares held	436,143	90,611	4,255,760	133,775
Investments at cost	$4,902,419	$573,045	$4,255,761	$3,619,763

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$1.24	$1.37	$1.00	$0.90
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$1.33	$1.58	$0.99	$1.35
Phoenix Joint Edge® VUL	$1.22	$1.40	$1.00	$1.05
The Phoenix Edge®—SVUL	$3.07	$4.34	$1.00	$3.68
The Phoenix Edge®—VUL	$3.07	$4.34	$1.00	$3.68

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

(Continued)

	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income Securities Fund – Class 2
Assets:

Investments at fair value	$6,080,823	$1,174,274	$2,019,860	$1,471,959

Total assets	$6,080,823	$1,174,274	$2,019,860	$1,471,959

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$6,080,823	$1,174,274	$2,019,860	$1,471,959

Units outstanding	4,028,173	485,686	1,522,746	1,206,863

Investment shares held	332,831	31,901	157,066	102,791
Investments at cost	$4,945,608	$1,004,495	$1,931,606	$1,495,356

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$0.86	$0.86	$1.30	$1.11
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$1.19	$1.25	$1.32	$1.24
Phoenix Joint Edge® VUL	$1.01	$0.98	$1.30	$1.18
The Phoenix Edge®—SVUL	$2.90	$2.82	$1.35	$1.28
The Phoenix Edge®—VUL	$2.90	$2.82	$1.35	$1.28

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$2,236,832	$1,721,404	$2,074,020	$221,933

Total assets	$2,236,832	$1,721,404	$2,074,020	$221,933

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$2,236,832	$1,721,404	$2,074,020	$221,933

Units outstanding	2,245,290	1,694,718	2,068,699	216,791

Investment shares held	257,108	175,473	228,669	21,158
Investments at cost	$2,293,996	$1,767,111	$2,141,260	$224,082

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$1.00	$1.02	$1.00	$1.02
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$0.99	$1.01	$1.00	$1.02
Phoenix Joint Edge® VUL	$1.00	$1.02	$1.00	$1.02
The Phoenix Edge®—SVUL	$1.00	$1.02	$1.00	$-
The Phoenix Edge®—VUL	$1.00	$1.02	$1.00	$1.02

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

(Continued)

	Invesco V.I. Capital Appreciation Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Invesco Van Kampen V.I. Equity and Income Fund – Class II
Assets:

Investments at fair value	$1,755,226	$454,615	$124,575	$148,872

Total assets	$1,755,226	$454,615	$124,575	$148,872

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$1,755,226	$454,615	$124,575	$148,872

Units outstanding	814,435	390,989	93,882	138,933

Investment shares held	81,943	17,014	10,776	10,922
Investments at cost	$1,935,223	$432,170	$138,521	$137,271

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$0.75	$-	$-	$1.04
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$0.99	$-	$-	$1.14
Phoenix Joint Edge® VUL	$0.87	$-	$-	$1.15
The Phoenix Edge®—SVUL	$2.33	$1.16	$-	$-
The Phoenix Edge®—VUL	$2.33	$1.16	$1.33	$1.17

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
Assets:
Investments at fair value	$149,068	$435,230	$4,323,154	$554,334

Total assets	$149,068	$435,230	$4,323,154	$554,334

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$149,068	$435,230	$4,323,154	$554,334

Units outstanding	115,035	286,813	4,048,746	489,285

Investment shares held	16,098	37,390	195,176	34,951
Investments at cost	$240,434	$425,544	$5,130,025	$637,658

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$-	$1.30	$0.84	$0.93
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$-	$-	$1.06	$1.15
Phoenix Joint Edge® VUL	$-	$1.33	$1.00	$1.10
The Phoenix Edge®—SVUL	$-	$1.55	$1.07	$1.14
The Phoenix Edge®—VUL	$1.30	$1.55	$1.07	$1.14

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

(Continued)

	Mutual Shares Securities Fund – Class 2	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares
Assets:

Investments at fair value	$2,484,584	$3,396,261	$36,913	$328,623

Total assets	$2,484,584	$3,396,261	$36,913	$328,623

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$2,484,584	$3,396,261	$36,913	$328,623

Units outstanding	1,362,806	3,364,627	43,079	335,678

Investment shares held	161,546	186,711	3,043	8,342
Investments at cost	$2,737,132	$2,935,480	$38,030	$307,286

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$0.87	$0.95	$0.89	$0.86
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$1.16	$1.04	$0.84	$-
Phoenix Joint Edge® VUL	$1.02	$1.04	$-	$0.96
The Phoenix Edge®—SVUL	$3.03	$1.07	$0.86	$0.98
The Phoenix Edge®—VUL	$3.03	$1.07	$0.86	$0.98

	Oppenheimer Global Securities Fund/VA – Service Shares	Oppenheimer Main Street Small- & Mid- Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Assets:
Investments at fair value	$291,491	$2,248,897	$1,831,545	$273,697

Total assets	$291,491	$2,248,897	$1,831,545	$273,697

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$291,491	$2,248,897	$1,831,545	$273,697

Units outstanding	302,084	2,189,132	1,889,971	185,797

Investment shares held	10,712	132,133	251,932	19,619
Investments at cost	$283,262	$1,802,308	$2,321,029	$255,056

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$0.87	$1.02	$0.94	$1.34
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$0.97	$0.98	$1.05	$1.46
Phoenix Joint Edge® VUL	$1.03	$1.13	$0.76	$1.28
The Phoenix Edge®—SVUL	$1.00	$1.01	$1.08	$1.50
The Phoenix Edge®—VUL	$1.00	$1.01	$1.08	$1.50

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

(Continued)

	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Rydex|SGI VT U.S. Long Short Momentum Fund
Assets:

Investments at fair value	$1,082,402	$19,353	$8,805	$27,564

Total assets	$1,082,402	$19,353	$8,805	$27,564

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$1,082,402	$19,353	$8,805	$27,564

Units outstanding	725,547	41,357	6,842	17,592

Investment shares held	98,222	1,965	122	2,305
Investments at cost	$1,085,439	$44,071	$8,796	$24,599

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$1.35	$-	$-	$-
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$1.47	$-	$-	$-
Phoenix Joint Edge® VUL	$1.32	$-	$-	$-
The Phoenix Edge®—SVUL	$1.51	$-	$-	$-
The Phoenix Edge®—VUL	$1.51	$0.47	$1.29	$1.57

	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund
Assets:
Investments at fair value	$113,089	$1,267,637	$6,435,162	$42,332

Total assets	$113,089	$1,267,637	$6,435,162	$42,332

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$113,089	$1,267,637	$6,435,162	$42,332

Units outstanding	102,979	952,052	6,171,660	43,948

Investment shares held	9,567	126,008	470,407	3,786
Investments at cost	$109,478	$1,293,745	$5,198,123	$35,710

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$1.09	$1.33	$1.03	$0.94
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$1.08	$1.32	$1.02	$-
Phoenix Joint Edge® VUL	$1.15	$1.31	$1.09	$0.99
The Phoenix Edge®—SVUL	$-	$1.35	$1.04	$-
The Phoenix Edge®—VUL	$1.10	$1.35	$1.04	$0.98

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

(Continued)

	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 2	Templeton Foreign Securities Fund – Class 2	Templeton Growth Securities Fund – Class 2
Assets:

Investments at fair value	$1,031,829	$642,849	$1,251,287	$1,688,648

Total assets	$1,031,829	$642,849	$1,251,287	$1,688,648

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$1,031,829	$642,849	$1,251,287	$1,688,648

Units outstanding	921,948	635,732	465,009	1,202,767

Investment shares held	70,481	68,243	99,625	167,029
Investments at cost	$778,310	$778,049	$1,481,861	$2,003,828

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$1.10	$0.82	$0.81	$0.76
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$1.08	$1.09	$1.20	$1.00
Phoenix Joint Edge® VUL	$1.22	$1.01	$0.92	$0.90
The Phoenix Edge®—SVUL	$1.11	$1.12	$3.23	$2.69
The Phoenix Edge®—VUL	$1.11	$1.12	$3.23	$2.69

	Virtus Capital Growth Series	Virtus Growth & Income Series	Virtus International Series	Virtus Multi-Sector Fixed Income Series
Assets:
Investments at fair value	$769,494	$3,648,339	$13,168,459	$3,417,187

Total assets	$769,494	$3,648,339	$13,168,459	$3,417,187

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$769,494	$3,648,339	$13,168,459	$3,417,187

Units outstanding	325,387	1,332,719	6,206,742	1,482,955

Investment shares held	55,005	291,602	861,979	372,267
Investments at cost	$778,460	$3,652,676	$13,175,612	$3,300,946

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$0.86	$0.90	$0.94	$1.36
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$-	$1.18	$1.59	$1.49
Phoenix Joint Edge® VUL	$-	$1.03	$1.01	$1.38
The Phoenix Edge®—SVUL	$2.48	$2.91	$4.54	$4.00
The Phoenix Edge®—VUL	$2.48	$2.91	$4.54	$4.00

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

(Continued)

	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series	Virtus Small-Cap Value Series	Virtus Strategic Allocation Series
Assets:

Investments at fair value	$4,242,062	$1,478,988	$5,144,930	$779,241

Total assets	$4,242,062	$1,478,988	$5,144,930	$779,241

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$4,242,062	$1,478,988	$5,144,930	$779,241

Units outstanding	1,668,388	398,260	2,711,947	256,127

Investment shares held	162,013	105,395	429,268	64,033
Investments at cost	$3,824,864	$1,650,299	$5,502,575	$858,207

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$1.08	$0.89	$0.91	$1.08
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$1.56	$1.50	$1.18	$1.29
Phoenix Joint Edge® VUL	$1.17	$1.10	$1.03	$1.17
The Phoenix Edge®—SVUL	$5.55	$4.52	$3.37	$-
The Phoenix Edge®—VUL	$5.55	$4.52	$3.37	$3.21

	Wanger International	Wanger International Select	Wanger Select	Wanger USA
Assets:
Investments at fair value	$3,832,458	$756,848	$506,307	$1,202,907

Total assets	$3,832,458	$756,848	$506,307	$1,202,907

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total net assets	$3,832,458	$756,848	$506,307	$1,202,907

Units outstanding	1,636,713	228,026	193,191	427,815

Investment shares held	133,118	46,037	21,683	40,366
Investments at cost	$3,968,005	$991,234	$484,887	$1,234,129

Unit value (accumulation)
Phoenix Benefit Choice VULSM	$0.86	$0.82	$0.89	$1.03
Phoenix Executive VUL®	$-	$-	$-	$-
Phoenix Express VUL®	$1.57	$1.51	$1.35	$1.30
Phoenix Joint Edge® VUL	$1.02	$0.91	$1.00	$1.14
The Phoenix Edge®—SVUL	$5.46	$4.94	$3.91	$3.90
The Phoenix Edge®—VUL	$5.46	$4.94	$3.91	$3.90

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2011

	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A	DWS Small Cap Index VIP – Class A

Income:
Dividends	$144	$583	$61,143	$646
Expenses:
Mortality and expense fees	30	38	593	11
Administrative fees	-	-	-	-

Net investment income (loss)	114	545	60,550	635

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	530	882	10,638	931
Realized gain distributions	-	-	-	-

Realized gain (loss)	530	882	10,638	931

Change in unrealized appreciation (depreciation) during the year	(893)	(4,963)	(7,282)	(1,631)

Net increase (decrease) in net assets from operations	$(249)	$(3,536)	$63,906	$(65)

	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II	Fidelity® VIP Contrafund® Portfolio – Service Class
Income:
Dividends	$218,674	$71,219	$-	$29,881
Expenses:
Mortality and expense fees	1,229	323	243	447
Administrative fees	-	-	-	-

Net investment income (loss)	217,445	70,896	(243)	29,434

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	16,855	(7,488)	-	(3,499)
Realized gain distributions	-	-	-	-

Realized gain (loss)	16,855	(7,488)	-	(3,499)

Change in unrealized appreciation (depreciation) during the year	64,501	(28,815)	-	(118,792)

Net increase (decrease) in net assets from operations	$298,801	$34,593	$(243)	$(92,857)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2011

(Continued)

	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income Securities Fund – Class 2

Income:
Dividends	$3,375	$3,262	$64,144	$78,948
Expenses:
Mortality and expense fees	848	90	144	672
Administrative fees	-	-	-	-

Net investment income (loss)	2,527	3,172	64,000	78,276

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	39,111	32,862	1,360	(2,189)
Realized gain distributions	-	4,716	50,072	-

Realized gain (loss)	39,111	37,578	51,432	(2,189)

Change in unrealized appreciation (depreciation) during the year	78,701	(21,918)	17,643	(45,871)

Net increase (decrease) in net assets from operations	$120,339	$18,832	$133,075	$30,216

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$23,125	$17,661	$24,459	$1,892
Expenses:
Mortality and expense fees	863	2,564	2,142	131
Administrative fees	-	-	-	-

Net investment income (loss)	22,262	15,097	22,317	1,761

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(12,612)	665	(7,010)	(576)
Realized gain distributions	-	27,788	24,521	3,547

Realized gain (loss)	(12,612)	28,453	17,511	2,971

Change in unrealized appreciation (depreciation) during the year	(149,529)	(69,019)	(125,995)	(4,326)

Net increase (decrease) in net assets from operations	$(139,879)	$(25,469)	$(86,167)	$406

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2011

(Continued)

	Invesco V.I. Capital Appreciation Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Invesco Van Kampen V.I. Equity and Income Fund – Class II

Income:
Dividends	$2,950	$4,709	$420	$2,656
Expenses:
Mortality and expense fees	452	-	-	-
Administrative fees	-	-	-	-

Net investment income (loss)	2,498	4,709	420	2,656

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	21,097	5,854	(138)	(169)
Realized gain distributions	-	-	-	-

Realized gain (loss)	21,097	5,854	(138)	(169)

Change in unrealized appreciation (depreciation) during the year	(175,134)	(10,412)	(10,138)	(5,287)

Net increase (decrease) in net assets from operations	$(151,539)	$151	$(9,856)	$(2,800)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
Income:
Dividends	$-	$25,112	$33,688	$1,230
Expenses:
Mortality and expense fees	-	-	621	21
Administrative fees	-	-	-	-

Net investment income (loss)	-	25,112	33,067	1,209

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(2,346)	725	34,686	(689)
Realized gain distributions	11,816	3,136	-	-

Realized gain (loss)	9,470	3,861	34,686	(689)

Change in unrealized appreciation (depreciation) during the year	(26,797)	(10,835)	(347,855)	(28,841)

Net increase (decrease) in net assets from operations	$(17,327)	$18,138	$(280,102)	$(28,321)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2011

(Continued)

	Mutual Shares Securities Fund – Class 2	Neuberger Berman AMT Guardian Portfolio –S Class	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares

Income:
Dividends	$58,579	$12,625	$-	$157
Expenses:
Mortality and expense fees	974	231	41	-
Administrative fees	-	-	-	-

Net investment income (loss)	57,605	12,394	(41)	157

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(9,149)	(45,242)	108	835
Realized gain distributions	-	-	-	-

Realized gain (loss)	(9,149)	(45,242)	108	835

Change in unrealized appreciation (depreciation) during the year	(64,458)	(121,733)	(2,001)	(2,952)

Net increase (decrease) in net assets from operations	$(16,002)	$(154,581)	$(1,934)	$(1,960)

	Oppenheimer Global Securities Fund/VA – Service Shares	Oppenheimer Main Street Small- & Mid- Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Income:
Dividends	$3,094	$8,374	$281,086	$4,131
Expenses:
Mortality and expense fees	28	212	198	131
Administrative fees	-	-	-	-

Net investment income (loss)	3,066	8,162	280,888	4,000

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(2,726)	183	(2,661)	756
Realized gain distributions	-	-	-	7,905

Realized gain (loss)	(2,726)	183	(2,661)	8,661

Change in unrealized appreciation (depreciation) during the year	(33,413)	(64,563)	(427,796)	10,575

Net increase (decrease) in net assets from operations	$(33,073)	$(56,218)	$(149,569)	$23,236

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2011

(Continued)

	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Rydex|SGI VT U.S. Long Short Momentum Fund

Income:
Dividends	$24,845	$-	$4	$-
Expenses:
Mortality and expense fees	388	-	6	-
Administrative fees	-	-	-	-

Net investment income (loss)	24,457	-	(2)	-

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	585	(916)	(127)	(5)
Realized gain distributions	14,609	-	-	-

Realized gain (loss)	15,194	(916)	(127)	(5)

Change in unrealized appreciation (depreciation) during the year	(7,239)	(8,274)	(403)	(1,859)

Net increase (decrease) in net assets from operations	$32,412	$(9,190)	$(532)	$(1,864)

	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund
Income:
Dividends	$2,701	$42,171	$100,119	$4
Expenses:
Mortality and expense fees	35	83	438	-
Administrative fees	-	-	-	-

Net investment income (loss)	2,666	42,088	99,681	4

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	461	883	103,226	122
Realized gain distributions	2,904	8,634	-	-

Realized gain (loss)	3,365	9,517	103,226	122

Change in unrealized appreciation (depreciation) during the year	(3,944)	29,187	(57,021)	1,270

Net increase (decrease) in net assets from operations	$2,087	$80,792	$145,886	$1,396

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2011

(Continued)

	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 2	Templeton Foreign Securities Fund – Class 2	Templeton Growth Securities Fund – Class 2

Income:
Dividends	$-	$7,056	$23,539	$24,239
Expenses:
Mortality and expense fees	129	61	122	941
Administrative fees	-	-	-	-

Net investment income (loss)	(129)	6,995	23,417	23,298

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	868	30,297	14,931	2,001
Realized gain distributions	25,528	-	-	-

Realized gain (loss)	26,396	30,297	14,931	2,001

Change in unrealized appreciation (depreciation) during the year	3,294	(157,464)	(182,454)	(132,407)

Net increase (decrease) in net assets from operations	$29,561	$(120,172)	$(144,106)	$(107,108)

	Virtus Capital Growth Series	Virtus Growth & Income Series	Virtus International Series	Virtus Multi-Sector Fixed Income Series
Income:
Dividends	$454	$28,016	$363,478	$233,499
Expenses:
Mortality and expense fees	-	489	1,893	333
Administrative fees	-	-	-	-

Net investment income (loss)	454	27,527	361,585	233,166

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(277)	13,657	20,724	1,771
Realized gain distributions	-	-	-	-

Realized gain (loss)	(277)	13,657	20,724	1,771

Change in unrealized appreciation (depreciation) during the year	(39,159)	(99,019)	(1,005,078)	(136,360)

Net increase (decrease) in net assets from operations	$(38,982)	$(57,835)	$(622,769)	$98,577

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2011

(Continued)

	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series	Virtus Small-Cap Value Series	Virtus Strategic Allocation Series

Income:
Dividends	$29,713	$-	$43,516	$17,053
Expenses:
Mortality and expense fees	587	50	832	77
Administrative fees	-	-	-	-

Net investment income (loss)	29,126	(50)	42,684	16,976

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	22,575	11,087	2,929	8,478
Realized gain distributions	236,414	138,312	344,212	-

Realized gain (loss)	258,989	149,399	347,141	8,478

Change in unrealized appreciation (depreciation) during the year	94,482	73,293	(158,296)	(5,830)

Net increase (decrease) in net assets from operations	$382,597	$222,642	$231,529	$19,624

	Wanger International	Wanger International Select	Wanger Select	Wanger USA
Income:
Dividends	$206,881	$12,536	$13,594	$-
Expenses:
Mortality and expense fees	377	70	72	57
Administrative fees	-	-	-	-

Net investment income (loss)	206,504	12,466	13,522	(57)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(35,220)	9,642	(9,013)	(1,367)
Realized gain distributions	105,470	-	-	120,298

Realized gain (loss)	70,250	9,642	(9,013)	118,931

Change in unrealized appreciation (depreciation) during the year	(918,502)	(99,367)	(125,202)	(165,861)

Net increase (decrease) in net assets from operations	$(641,748)	$(77,259)	$(120,693)	$(46,987)

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$114	$449	$545	$386
Realized gains (losses)	530	8,799	882	718
Unrealized appreciation (depreciation) during the year	(893)	8,723	(4,963)	9,613

Net increase (decrease) in net assets from operations	(249)	17,971	(3,536)	10,717

Contract transactions:
Payments received from contract owners	10,488	11,140	5,000	6,088
Transfers between Investment Options (including Guaranteed Interest Account), net	(4)	(12,580)	34,050	8,227
Transfers for contract benefits and terminations	(2,011)	(26,309)	(4,473)	(3,396)
Contract maintenance charges	(11,725)	(14,323)	(6,076)	(5,537)

Net increase (decrease) in net assets resulting from contract transactions	(3,252)	(42,072)	28,501	5,382

Total increase (decrease) in net assets	(3,501)	(24,101)	24,965	16,099

Net assets at beginning of period	134,142	158,243	55,964	39,865

Net assets at end of period	$130,641	$134,142	$80,929	$55,964

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$60,550	$58,926	$635	$942
Realized gains (losses)	10,638	1,149	931	23,486
Unrealized appreciation (depreciation) during the year	(7,282)	375,752	(1,631)	(9,343)

Net increase (decrease) in net assets from operations	63,906	435,827	(65)	15,085

Contract transactions:
Payments received from contract owners	402,794	469,202	2,926	2,236
Transfers between Investment Options (including Guaranteed Interest Account), net	6,404	291,013	1,074	(83,105)
Transfers for contract benefits and terminations	(210,275)	(263,855)	-	(13)
Contract maintenance charges	(240,563)	(260,068)	(5,033)	(4,860)

Net increase (decrease) in net assets resulting from contract transactions	(41,640)	236,292	(1,033)	(85,742)

Total increase (decrease) in net assets	22,266	672,119	(1,098)	(70,657)

Net assets at beginning of period	3,557,135	2,885,016	27,682	98,339

Net assets at end of period	$3,579,401	$3,557,135	$26,584	$27,682

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Federated Fund for U.S. Government Securities II		Federated High Income Bond Fund II – Primary Shares
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$217,445	$255,779	$70,896	$54,201
Realized gains (losses)	16,855	24,532	(7,488)	3,700
Unrealized appreciation (depreciation) during the year	64,501	15,367	(28,815)	25,568

Net increase (decrease) in net assets from operations	298,801	295,678	34,593	83,469

Contract transactions:
Payments received from contract owners	609,672	668,112	59,026	69,352
Transfers between Investment Options (including Guaranteed Interest Account), net	(76,742)	(512,299)	17,069	(3,346)
Transfers for contract benefits and terminations	(513,473)	(390,683)	(50,823)	(68,256)
Contract maintenance charges	(394,596)	(403,341)	(46,357)	(46,119)

Net increase (decrease) in net assets resulting from contract transactions	(375,139)	(638,211)	(21,085)	(48,369)

Total increase (decrease) in net assets	(76,338)	(342,533)	13,508	35,100

Net assets at beginning of period	5,161,754	5,504,287	599,015	563,915

Net assets at end of period	$5,085,416	$5,161,754	$612,523	$599,015

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Federated Prime Money Fund II		Fidelity® VIP Contrafund® Portfolio – Service Class
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(243)	$(140)	$29,434	$32,166
Realized gains (losses)	-	-	(3,499)	82,127
Unrealized appreciation (depreciation) during the year	-	-	(118,792)	375,301

Net increase (decrease) in net assets from operations	(243)	(140)	(92,857)	489,594

Contract transactions:
Payments received from contract owners	701,992	2,235,601	331,980	357,027
Transfers between Investment Options (including Guaranteed Interest Account), net	1,106,622	6,043,869	(71,135)	(370,103)
Transfers for contract benefits and terminations	(518,236)	(4,478,181)	(129,060)	(67,279)
Contract maintenance charges	(387,307)	(448,216)	(182,128)	(206,694)

Net increase (decrease) in net assets resulting from contract transactions	903,071	3,353,073	(50,343)	(287,049)

Total increase (decrease) in net assets	902,828	3,352,933	(143,200)	202,545

Net assets at beginning of period	3,352,933	-	3,213,322	3,010,777

Net assets at end of period	$4,255,761	$3,352,933	$3,070,122	$3,213,322

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Fidelity® VIP Growth Opportunities Portfolio – Service Class		Fidelity® VIP Growth Portfolio – Service Class
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$2,527	$4,445	$3,172	$2,180
Realized gains (losses)	39,111	25,072	37,578	5,682
Unrealized appreciation (depreciation) during the year	78,701	1,099,832	(21,918)	253,566

Net increase (decrease) in net assets from operations	120,339	1,129,349	18,832	261,428

Contract transactions:
Payments received from contract owners	1,086,987	1,270,572	154,574	152,183
Transfers between Investment Options (including Guaranteed Interest Account), net	(293,945)	(71,221)	(222,318)	188,533
Transfers for contract benefits and terminations	(362,812)	(422,180)	(83,712)	(87,686)
Contract maintenance charges	(564,827)	(639,030)	(131,177)	(110,716)

Net increase (decrease) in net assets resulting from contract transactions	(134,597)	138,141	(282,633)	142,314

Total increase (decrease) in net assets	(14,258)	1,267,490	(263,801)	403,742

Net assets at beginning of period	6,095,081	4,827,591	1,438,075	1,034,333

Net assets at end of period	$6,080,823	$6,095,081	$1,174,274	$1,438,075

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Fidelity® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income Securities Fund – Class 2
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$64,000	$62,272	$78,276	$68,637
Realized gains (losses)	51,432	22,996	(2,189)	4,330
Unrealized appreciation (depreciation) during the year	17,643	32,623	(45,871)	60,482

Net increase (decrease) in net assets from operations	133,075	117,891	30,216	133,449

Contract transactions:
Payments received from contract owners	373,042	425,355	230,079	267,866
Transfers between Investment Options (including Guaranteed Interest Account), net	46,915	54,574	119,236	10,170
Transfers for contract benefits and terminations	(94,374)	(75,730)	(44,564)	(32,595)
Contract maintenance charges	(186,136)	(206,298)	(118,712)	(119,901)

Net increase (decrease) in net assets resulting from contract transactions	139,447	197,901	186,039	125,540

Total increase (decrease) in net assets	272,522	315,792	216,255	258,989

Net assets at beginning of period	1,747,338	1,431,546	1,255,704	996,715

Net assets at end of period	$2,019,860	$1,747,338	$1,471,959	$1,255,704

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$22,262	$6,704	$15,097	$8,236
Realized gains (losses)	(12,612)	177	28,453	21
Unrealized appreciation (depreciation) during the year	(149,529)	92,365	(69,019)	23,311

Net increase (decrease) in net assets from operations	(139,879)	99,246	(25,469)	31,568

Contract transactions:
Payments received from contract owners	286,720	48,952	329,654	21,919
Transfers between Investment Options (including Guaranteed Interest Account), net	(240,814)	2,397,915	266,405	1,283,154
Transfers for contract benefits and terminations	(23,310)	(94)	(50,580)	(1)
Contract maintenance charges	(170,001)	(21,903)	(127,850)	(7,396)

Net increase (decrease) in net assets resulting from contract transactions	(147,405)	2,424,870	417,629	1,297,676

Total increase (decrease) in net assets	(287,284)	2,524,116	392,160	1,329,244

Net assets at beginning of period	2,524,116	-	1,329,244	-

Net assets at end of period	$2,236,832	$2,524,116	$1,721,404	$1,329,244

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$22,317	$13,133	$1,761	$1,097
Realized gains (losses)	17,511	77	2,971	2
Unrealized appreciation (depreciation) during the year	(125,995)	58,755	(4,326)	2,177

Net increase (decrease) in net assets from operations	(86,167)	71,965	406	3,276

Contract transactions:
Payments received from contract owners	295,942	15,574	19,367	443
Transfers between Investment Options (including Guaranteed Interest Account), net	(65,463)	2,039,580	104,405	231,297
Transfers for contract benefits and terminations	(17,549)	(550)	(103,935)	-
Contract maintenance charges	(161,951)	(17,361)	(29,914)	(3,412)

Net increase (decrease) in net assets resulting from contract transactions	50,979	2,037,243	(10,077)	228,328

Total increase (decrease) in net assets	(35,188)	2,109,208	(9,671)	231,604

Net assets at beginning of period	2,109,208	-	231,604	-

Net assets at end of period	$2,074,020	$2,109,208	$221,933	$231,604

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Invesco V.I. Capital Appreciation Fund – Series I Shares		Invesco V.I. Core Equity Fund –Series I Shares
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$2,498	$13,261	$4,709	$4,928
Realized gains (losses)	21,097	(371)	5,854	270
Unrealized appreciation (depreciation) during the year	(175,134)	255,211	(10,412)	38,266

Net increase (decrease) in net assets from operations	(151,539)	268,101	151	43,464

Contract transactions:
Payments received from contract owners	261,503	287,906	61,280	60,192
Transfers between Investment Options (including Guaranteed Interest Account), net	(31,265)	(23,237)	(13,118)	(6,550)
Transfers for contract benefits and terminations	(183,392)	(85,560)	(39,157)	(42,858)
Contract maintenance charges	(147,390)	(154,786)	(46,069)	(47,807)

Net increase (decrease) in net assets resulting from contract transactions	(100,544)	24,323	(37,064)	(37,023)

Total increase (decrease) in net assets	(252,083)	292,424	(36,913)	6,441

Net assets at beginning of period	2,007,309	1,714,885	491,528	485,087

Net assets at end of period	$1,755,226	$2,007,309	$454,615	$491,528

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Invesco Van Kampen V.I. Equity and Income Fund – Class II
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$420	$727	$2,656	$10,208
Realized gains (losses)	(138)	(34)	(169)	75,900
Unrealized appreciation (depreciation) during the year	(10,138)	16,404	(5,287)	(47,967)

Net increase (decrease) in net assets from operations	(9,856)	17,097	(2,800)	38,141

Contract transactions:
Payments received from contract owners	16,281	16,342	9,257	5,052
Transfers between Investment Options (including Guaranteed Interest Account), net	213	73	16,784	(375,827)
Transfers for contract benefits and terminations	(4,755)	(5,272)	(2,618)	-
Contract maintenance charges	(18,787)	(11,336)	(7,718)	(26,969)

Net increase (decrease) in net assets resulting from contract transactions	(7,048)	(193)	15,705	(397,744)

Total increase (decrease) in net assets	(16,904)	16,904	12,905	(359,603)

Net assets at beginning of period	141,479	124,575	135,967	495,570

Net assets at end of period	$124,575	$141,479	$148,872	$135,967

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$-	$485	$25,112	$22,826
Realized gains (losses)	9,470	7,396	3,861	211
Unrealized appreciation (depreciation) during the year	(26,797)	33,024	(10,835)	17,652

Net increase (decrease) in net assets from operations	(17,327)	40,905	18,138	40,689

Contract transactions:
Payments received from contract owners	18,525	17,577	49,945	41,203
Transfers between Investment Options (including Guaranteed Interest Account), net	(9,683)	(93)	22,954	31,523
Transfers for contract benefits and terminations	(6,650)	(40,530)	(19,341)	(4,741)
Contract maintenance charges	(18,293)	(21,739)	(29,952)	(23,194)

Net increase (decrease) in net assets resulting from contract transactions	(16,101)	(44,785)	23,606	44,791

Total increase (decrease) in net assets	(33,428)	(3,880)	41,744	85,480

Net assets at beginning of period	182,496	186,376	393,486	308,006

Net assets at end of period	$149,068	$182,496	$435,230	$393,486

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$33,067	$24,214	$1,209	$1,865
Realized gains (losses)	34,686	1,434	(689)	28,389
Unrealized appreciation (depreciation) during the year	(347,855)	686,801	(28,841)	84,140

Net increase (decrease) in net assets from operations	(280,102)	712,449	(28,321)	114,394

Contract transactions:
Payments received from contract owners	611,568	684,479	56,375	68,253
Transfers between Investment Options (including Guaranteed Interest Account), net	(60,793)	(55,391)	70,963	(65,053)
Transfers for contract benefits and terminations	(401,459)	(278,125)	(19,041)	(10,056)
Contract maintenance charges	(355,404)	(392,265)	(48,358)	(44,609)

Net increase (decrease) in net assets resulting from contract transactions	(206,088)	(41,302)	59,939	(51,465)

Total increase (decrease) in net assets	(486,190)	671,147	31,618	62,929

Net assets at beginning of period	4,809,344	4,138,197	522,716	459,787

Net assets at end of period	$4,323,154	$4,809,344	$554,334	$522,716

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Mutual Shares Securities Fund – Class 2		Neuberger Berman AMT Guardian Portfolio – S Class
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$57,605	$36,328	$12,394	$9,665
Realized gains (losses)	(9,149)	15,011	(45,242)	35,949
Unrealized appreciation (depreciation) during the year	(64,458)	203,330	(121,733)	483,588

Net increase (decrease) in net assets from operations	(16,002)	254,669	(154,581)	529,202

Contract transactions:
Payments received from contract owners	355,300	367,707	697,761	821,256
Transfers between Investment Options (including Guaranteed Interest Account), net	2,483	(114,690)	12,917	(182,655)
Transfers for contract benefits and terminations	(216,740)	(71,984)	(157,238)	(164,510)
Contract maintenance charges	(176,491)	(203,224)	(343,732)	(365,962)

Net increase (decrease) in net assets resulting from contract transactions	(35,448)	(22,191)	209,708	108,129

Total increase (decrease) in net assets	(51,450)	232,478	55,127	637,331

Net assets at beginning of period	2,536,034	2,303,556	3,341,134	2,703,803

Net assets at end of period	$2,484,584	$2,536,034	$3,396,261	$3,341,134

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(41)	$(10)	$157	$-
Realized gains (losses)	108	14	835	(2,789)
Unrealized appreciation (depreciation) during the year	(2,001)	2,459	(2,952)	11,969

Net increase (decrease) in net assets from operations	(1,934)	2,463	(1,960)	9,180

Contract transactions:
Payments received from contract owners	9,860	4,192	13,147	24,205
Transfers between Investment Options (including Guaranteed Interest Account), net	14,115	4,281	191,582	114,545
Transfers for contract benefits and terminations	(11)	-	(6,406)	(117,754)
Contract maintenance charges	(3,419)	(1,838)	(11,550)	(17,135)

Net increase (decrease) in net assets resulting from contract transactions	20,545	6,635	186,773	3,861

Total increase (decrease) in net assets	18,611	9,098	184,813	13,041

Net assets at beginning of period	18,302	9,204	143,810	130,769

Net assets at end of period	$36,913	$18,302	$328,623	$143,810

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Oppenheimer Global Securities Fund/VA – Service Shares		Oppenheimer Main Street Small- & Mid-Cap Fund®/VA – Service Shares
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$3,066	$2,117	$8,162	$7,276
Realized gains (losses)	(2,726)	247	183	4,765
Unrealized appreciation (depreciation) during the year	(33,413)	32,525	(64,563)	383,912

Net increase (decrease) in net assets from operations	(33,073)	34,889	(56,218)	395,953

Contract transactions:
Payments received from contract owners	38,725	38,868	433,235	490,987
Transfers between Investment Options (including Guaranteed Interest Account), net	64,184	47,811	42,545	(68,212)
Transfers for contract benefits and terminations	(13,730)	(8,332)	(98,983)	(102,536)
Contract maintenance charges	(17,531)	(18,186)	(218,975)	(227,680)

Net increase (decrease) in net assets resulting from contract transactions	71,648	60,161	157,822	92,559

Total increase (decrease) in net assets	38,575	95,050	101,604	488,512

Net assets at beginning of period	252,916	157,866	2,147,293	1,658,781

Net assets at end of period	$291,491	$252,916	$2,248,897	$2,147,293

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$280,888	$251,909	$4,000	$3,142
Realized gains (losses)	(2,661)	37,729	8,661	18,390
Unrealized appreciation (depreciation) during the year	(427,796)	101,993	10,575	2,852

Net increase (decrease) in net assets from operations	(149,569)	391,631	23,236	24,384

Contract transactions:
Payments received from contract owners	402,862	446,922	21,703	27,851
Transfers between Investment Options (including Guaranteed Interest Account), net	(90,448)	(148,784)	95,659	(129,600)
Transfers for contract benefits and terminations	(114,285)	(77,976)	(2,945)	(7,861)
Contract maintenance charges	(190,019)	(193,053)	(12,086)	(18,110)

Net increase (decrease) in net assets resulting from contract transactions	8,110	27,109	102,331	(127,720)

Total increase (decrease) in net assets	(141,459)	418,740	125,567	(103,336)

Net assets at beginning of period	1,973,004	1,554,264	148,130	251,466

Net assets at end of period	$1,831,545	$1,973,004	$273,697	$148,130

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$24,457	$27,781	$-	$-
Realized gains (losses)	15,194	100,284	(916)	(73)
Unrealized appreciation (depreciation) during the year	(7,239)	(17,828)	(8,274)	(4,264)

Net increase (decrease) in net assets from operations	32,412	110,237	(9,190)	(4,337)

Contract transactions:
Payments received from contract owners	78,267	239,854	2,579	5,145
Transfers between Investment Options (including Guaranteed Interest Account), net	113,210	(193,553)	-	-
Transfers for contract benefits and terminations	(11,337)	(118,418)	(1,755)	(210)
Contract maintenance charges	(37,925)	(88,508)	(2,943)	(3,526)

Net increase (decrease) in net assets resulting from contract transactions	142,215	(160,625)	(2,119)	1,409

Total increase (decrease) in net assets	174,627	(50,388)	(11,309)	(2,928)

Net assets at beginning of period	907,775	958,163	30,662	33,590

Net assets at end of period	$1,082,402	$907,775	$19,353	$30,662

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Rydex VT Nova Fund		Rydex|SGI VT U.S. Long Short Momentum Fund
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(2)	$12	$-	$-
Realized gains (losses)	(127)	279	(5)	88
Unrealized appreciation (depreciation) during the year	(403)	1,041	(1,859)	2,654

Net increase (decrease) in net assets from operations	(532)	1,332	(1,864)	2,742

Contract transactions:
Payments received from contract owners	3,627	2,558	3,948	5,024
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,590)	-	-	(1,046)
Transfers for contract benefits and terminations	(48)	(1,095)	(2)	(49)
Contract maintenance charges	(915)	(998)	(1,937)	(2,067)

Net increase (decrease) in net assets resulting from contract transactions	1,074	465	2,009	1,862

Total increase (decrease) in net assets	542	1,797	145	4,604

Net assets at beginning of period	8,263	6,466	27,419	22,815

Net assets at end of period	$8,805	$8,263	$27,564	$27,419

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$2,666	$948	$42,088	$38,105
Realized gains (losses)	3,365	(49)	9,517	52,820
Unrealized appreciation (depreciation) during the year	(3,944)	4,337	29,187	(27,053)

Net increase (decrease) in net assets from operations	2,087	5,236	80,792	63,872

Contract transactions:
Payments received from contract owners	16,653	9,892	286,106	317,053
Transfers between Investment Options (including Guaranteed Interest Account), net	39,390	22,485	42,153	25,010
Transfers for contract benefits and terminations	6	-	(55,102)	(43,822)
Contract maintenance charges	(6,708)	(3,150)	(137,034)	(139,811)

Net increase (decrease) in net assets resulting from contract transactions	49,341	29,227	136,123	158,430

Total increase (decrease) in net assets	51,428	34,463	216,915	222,302

Net assets at beginning of period	61,661	27,198	1,050,722	828,420

Net assets at end of period	$113,089	$61,661	$1,267,637	$1,050,722

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$99,681	$76,334	$4	$18
Realized gains (losses)	103,226	(727)	122	44
Unrealized appreciation (depreciation) during the year	(57,021)	734,968	1,270	6,744

Net increase (decrease) in net assets from operations	145,886	810,575	1,396	6,806

Contract transactions:
Payments received from contract owners	1,378,541	1,567,209	6,838	7,146
Transfers between Investment Options (including Guaranteed Interest Account), net	(379,978)	(31,331)	1,665	3,242
Transfers for contract benefits and terminations	(279,966)	(414,787)	(1,304)	7
Contract maintenance charges	(657,956)	(669,845)	(4,740)	(4,725)

Net increase (decrease) in net assets resulting from contract transactions	60,641	451,246	2,459	5,670

Total increase (decrease) in net assets	206,527	1,261,821	3,855	12,476

Net assets at beginning of period	6,228,635	4,966,814	38,477	26,001

Net assets at end of period	$6,435,162	$6,228,635	$42,332	$38,477

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Sentinel Variable Products Small Company Fund		Templeton Developing Markets Securities Fund – Class 2
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(129)	$378	$6,995	$10,519
Realized gains (losses)	26,396	4,354	30,297	(12,308)
Unrealized appreciation (depreciation) during the year	3,294	170,606	(157,464)	116,115

Net increase (decrease) in net assets from operations	29,561	175,338	(120,172)	114,326

Contract transactions:
Payments received from contract owners	222,689	243,857	87,016	98,586
Transfers between Investment Options (including Guaranteed Interest Account), net	(45,339)	20,289	(156,709)	117,516
Transfers for contract benefits and terminations	(43,741)	(44,494)	(34,098)	(70,928)
Contract maintenance charges	(103,442)	(100,687)	(60,507)	(65,156)

Net increase (decrease) in net assets resulting from contract transactions	30,167	118,965	(164,298)	80,018

Total increase (decrease) in net assets	59,728	294,303	(284,470)	194,344

Net assets at beginning of period	972,101	677,798	927,319	732,975

Net assets at end of period	$1,031,829	$972,101	$642,849	$927,319

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Templeton Foreign Securities Fund – Class 2		Templeton Growth Securities Fund – Class 2
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$23,417	$24,145	$23,298	$21,090
Realized gains (losses)	14,931	(4,190)	2,001	6,115
Unrealized appreciation (depreciation) during the year	(182,454)	105,065	(132,407)	103,074

Net increase (decrease) in net assets from operations	(144,106)	125,020	(107,108)	130,279

Contract transactions:
Payments received from contract owners	157,815	179,970	306,979	323,233
Transfers between Investment Options (including Guaranteed Interest Account), net	(137,923)	116,693	30,207	11,130
Transfers for contract benefits and terminations	(55,625)	(103,045)	(193,164)	(65,500)
Contract maintenance charges	(101,951)	(105,075)	(146,791)	(151,180)

Net increase (decrease) in net assets resulting from contract transactions	(137,684)	88,543	(2,769)	117,683

Total increase (decrease) in net assets	(281,790)	213,563	(109,877)	247,962

Net assets at beginning of period	1,533,077	1,319,514	1,798,525	1,550,563

Net assets at end of period	$1,251,287	$1,533,077	$1,688,648	$1,798,525

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Virtus Capital Growth Series		Virtus Growth & Income Series
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$454	$3,133	$27,527	$29,199
Realized gains (losses)	(277)	(240)	13,657	15,398
Unrealized appreciation (depreciation) during the year	(39,159)	102,990	(99,019)	345,944

Net increase (decrease) in net assets from operations	(38,982)	105,883	(57,835)	390,541

Contract transactions:
Payments received from contract owners	93,938	103,739	426,743	391,859
Transfers between Investment Options (including Guaranteed Interest Account), net	(2,451)	(1,411)	(125,708)	913,611
Transfers for contract benefits and terminations	(41,911)	(18,458)	(237,594)	(169,934)
Contract maintenance charges	(67,076)	(69,551)	(310,538)	(229,466)

Net increase (decrease) in net assets resulting from contract transactions	(17,500)	14,319	(247,097)	906,070

Total increase (decrease) in net assets	(56,482)	120,202	(304,932)	1,296,611

Net assets at beginning of period	825,976	705,774	3,953,271	2,656,660

Net assets at end of period	$769,494	$825,976	$3,648,339	$3,953,271

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Virtus International Series		Virtus Multi-Sector Fixed Income Series
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$361,585	$308,554	$233,166	$219,693
Realized gains (losses)	20,724	89,772	1,771	6,743
Unrealized appreciation (depreciation) during the year	(1,005,078)	1,222,266	(136,360)	157,291

Net increase (decrease) in net assets from operations	(622,769)	1,620,592	98,577	383,727

Contract transactions:
Payments received from contract owners	2,079,732	2,422,486	574,925	618,565
Transfers between Investment Options (including Guaranteed Interest Account), net	(21,345)	(802,560)	7,392	171,492
Transfers for contract benefits and terminations	(898,721)	(644,628)	(207,779)	(159,754)
Contract maintenance charges	(1,155,843)	(1,220,054)	(344,321)	(344,196)

Net increase (decrease) in net assets resulting from contract transactions	3,823	(244,756)	30,217	286,107

Total increase (decrease) in net assets	(618,946)	1,375,836	128,794	669,834

Net assets at beginning of period	13,787,405	12,411,569	3,288,393	2,618,559

Net assets at end of period	$13,168,459	$13,787,405	$3,417,187	$3,288,393

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Virtus Real Estate Securities Series		Virtus Small-Cap Growth Series
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$29,126	$70,598	$(50)	$(86)
Realized gains (losses)	258,989	115,593	149,399	(29,959)
Unrealized appreciation (depreciation) during the year	94,482	719,521	73,293	174,824

Net increase (decrease) in net assets from operations	382,597	905,712	222,642	144,779

Contract transactions:
Payments received from contract owners	611,013	680,789	161,985	146,028
Transfers between Investment Options (including Guaranteed Interest Account), net	(68,457)	(430,359)	(96,401)	204,465
Transfers for contract benefits and terminations	(225,892)	(186,078)	(40,720)	(41,015)
Contract maintenance charges	(351,027)	(359,960)	(126,721)	(95,423)

Net increase (decrease) in net assets resulting from contract transactions	(34,363)	(295,608)	(101,857)	214,055

Total increase (decrease) in net assets	348,234	610,104	120,785	358,834

Net assets at beginning of period	3,893,828	3,283,724	1,358,203	999,369

Net assets at end of period	$4,242,062	$3,893,828	$1,478,988	$1,358,203

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Virtus Small-Cap Value Series		Virtus Strategic Allocation Series
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$42,684	$20,654	$16,976	$19,837
Realized gains (losses)	347,141	237	8,478	(2,324)
Unrealized appreciation (depreciation) during the year	(158,296)	296,363	(5,830)	70,706

Net increase (decrease) in net assets from operations	231,529	317,254	19,624	88,219

Contract transactions:
Payments received from contract owners	750,838	275,618	85,729	86,976
Transfers between Investment Options (including Guaranteed Interest Account), net	(194,833)	3,543,817	29,118	63,503
Transfers for contract benefits and terminations	(284,213)	(96,260)	(56,232)	(16,479)
Contract maintenance charges	(419,640)	(140,492)	(64,177)	(59,852)

Net increase (decrease) in net assets resulting from contract transactions	(147,848)	3,582,683	(5,562)	74,148

Total increase (decrease) in net assets	83,681	3,899,937	14,062	162,367

Net assets at beginning of period	5,061,249	1,161,312	765,179	602,812

Net assets at end of period	$5,144,930	$5,061,249	$779,241	$765,179

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Wanger International		Wanger International Select
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$206,504	$101,110	$12,466	$10,194
Realized gains (losses)	70,250	133,017	9,642	(11,631)
Unrealized appreciation (depreciation) during the year	(918,502)	682,892	(99,367)	163,617

Net increase (decrease) in net assets from operations	(641,748)	917,019	(77,259)	162,180

Contract transactions:
Payments received from contract owners	546,583	621,158	98,086	106,058
Transfers between Investment Options (including Guaranteed Interest Account), net	(103,753)	(299,038)	(172,646)	97,366
Transfers for contract benefits and terminations	(215,866)	(501,512)	(6,067)	(77,699)
Contract maintenance charges	(349,689)	(380,931)	(63,944)	(63,825)

Net increase (decrease) in net assets resulting from contract transactions	(122,725)	(560,323)	(144,571)	61,900

Total increase (decrease) in net assets	(764,473)	356,696	(221,830)	224,080

Net assets at beginning of period	4,596,931	4,240,235	978,678	754,598

Net assets at end of period	$3,832,458	$4,596,931	$756,848	$978,678

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2011 and 2010

(Continued)

	Wanger Select		Wanger USA
	2011	2010	2011	2010
Increase (decrease) in net assets from operations:

Net investment income (loss)	$13,522	$3,497	$(57)	$(36)
Realized gains (losses)	(9,013)	14,144	118,931	14,377
Unrealized appreciation (depreciation) during the year	(125,202)	136,317	(165,861)	235,210

Net increase (decrease) in net assets from operations	(120,693)	153,958	(46,987)	249,551

Contract transactions:
Payments received from contract owners	61,860	75,228	118,889	126,273
Transfers between Investment Options (including Guaranteed Interest Account), net	(244,988)	149,767	2,664	(67,553)
Transfers for contract benefits and terminations	(9,567)	(56,859)	(52,499)	(50,382)
Contract maintenance charges	(52,573)	(70,279)	(106,848)	(98,623)

Net increase (decrease) in net assets resulting from contract transactions	(245,268)	97,857	(37,794)	(90,285)

Total increase (decrease) in net assets	(365,961)	251,815	(84,781)	159,266

Net assets at beginning of period	872,268	620,453	1,287,688	1,128,422

Net assets at end of period	$506,307	$872,268	$1,202,907	$1,287,688

The accompanying notes are an integral part of these financial statements.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization

The PHLVIC Variable Universal Life Account (the “Separate Account”) is a separate investment account of PHL Variable Insurance Company (“PHL Variable” or “the Sponsor”). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly-owned subsidiary of Phoenix Life Insurance Company (“Phoenix”). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“PNX”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established September 10, 1998. The Separate Account currently consists of 56 investment options that invest in shares of underlying funds. The underlying funds include Virtus Variable Insurance Trust (formerly The Phoenix Edge Series Fund), Invesco Variable Insurance Funds, The Alger Portfolios, Alliance Bernstein® Variable Products Series (VPS) Fund, Inc., DWS Investments VIT Funds, Federated Insurance Series, Fidelity® Variable Insurance Products, Financial Investors Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Inc., Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, Sentinel Variable Products Trust, Calvert Variable Products, Inc., and Wanger Advisors Trust (collectively, the “Funds”).

The Separate Account may invest in the following investment options:

Alger Capital Appreciation Portfolio – Class 1-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares (formerly Summit S&P MidCap 400 Index Portfolio – Class I Shares)
DWS Equity 500 Index VIP – Class A
DWS Small Cap Index VIP – Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Income Securities Fund – Class 2
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Aggressive Growth)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Moderate Growth)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Growth)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Moderate)
Invesco V.I. Capital Appreciation Fund – Series I Shares (formerly AIM V.I. Capital Appreciation Fund – Series I Shares)
Invesco V.I. Core Equity Fund – Series I Shares (formerly AIM V.I. Core Equity Fund – Series I Shares)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares (formerly AIM V.I. Mid Cap Core Equity Fund – Series I Shares)
Invesco Van Kampen V.I. Equity and Income Fund – Class II (formerly Van Kampen UIF Equity and Income Portfolio-Class II)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
Mutual Shares Securities Fund – Class 2 (included in Franklin Templeton Variable Insurance Products Trust)
Neuberger Berman AMT Guardian Portfolio – Class S
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Oppenheimer Capital Appreciation Fund/VA – Service Shares
Oppenheimer Global Securities Fund/VA – Service Shares
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA – Service Shares

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization (Continued)

PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Rydex|SGI VT U.S. Long Short Momentum Fund (formerly Rydex Variable Trust All-Cap Opportunity Fund)
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund (formerly Sentinel Variable Products Mid Cap Growth Fund)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets Securities Fund – Class 2
Templeton Foreign Securities Fund – Class 2
Templeton Growth Securities Fund – Class 2
Virtus Capital Growth Series (formerly Phoenix Capital Growth Series) (merging series Phoenix Comstock Series and Phoenix Equity 500 Series, surviving series Phoenix Capital Growth Series)
Virtus Growth & Income Series (formerly Phoenix Growth and Income Series)
Virtus International Series (formerly Phoenix-Aberdeen International Series)
Virtus Multi-Sector Fixed Income Series (formerly Phoenix Multi-Sector Fixed Income Series) (merging series Phoenix Multi-Sector Short Term Bond Series, surviving series Phoenix Multi-Sector Fixed Income Series)
Virtus Real Estate Securities Series (formerly Phoenix-Duff & Phelps Real Estate Securities Series)
Virtus Small-Cap Growth Series (formerly Phoenix Small-Cap Growth Series) (merging series Phoenix Mid-Cap Growth Series, surviving series Phoenix Small-Cap Growth Series)
Virtus Small-Cap Value Series (formerly Phoenix Small-Cap Value Series) (merging series Phoenix Mid-Cap Value Series, surviving series Phoenix Small-Cap Value Series)
Virtus Strategic Allocation Series (formerly Phoenix Strategic Allocation Series)
Wanger International
Wanger International Select
Wanger Select
Wanger USA

Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts may not be used to pay liabilities arising out of any other business PHL Variable may conduct.

Note 2—Significant Accounting Policies

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A.	Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options, which in turn value their investment securities at fair value.

B.	Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and realized gain distributions from investments are recorded on the ex-distribution date.

C.	Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 2—Significant Accounting Policies (Continued)

D.	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E.	Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

F.	Security Valuation: The Separate Account measures the fair value of its investment in the investment options available on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Investments held by the Separate Account are Level 1 of the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2011 were as follows:

Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$10,977	$14,115
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	45,785	16,739
DWS Equity 500 Index VIP – Class A	763,641	744,731
DWS Small Cap Index VIP – Class A	97,716	98,113
Federated Fund for U.S. Government Securities II	1,184,744	1,342,439
Federated High Income Bond Fund II – Primary Shares	584,389	534,578
Federated Prime Money Fund II	3,536,321	2,633,493
Fidelity® VIP Contrafund® Portfolio – Service Class	564,316	585,225
Fidelity® VIP Growth Opportunities Portfolio – Service Class	1,502,906	1,634,976
Fidelity® VIP Growth Portfolio – Service Class	179,026	453,771
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	582,905	329,386
Franklin Income Securities Fund – Class 2	534,384	270,068
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	319,436	444,579
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	650,070	189,557
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	365,552	267,735
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	129,211	133,981
Invesco V.I. Capital Appreciation Fund – Series I Shares	279,590	377,636
Invesco V.I. Core Equity Fund – Series I Shares	66,148	98,504
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	16,961	23,589
Invesco Van Kampen V.I. Equity and Income Fund – Class II	28,697	10,336
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	30,410	34,695
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	109,226	57,371
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	683,063	856,085
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	141,012	79,863
Mutual Shares Securities Fund – Class 2	584,045	561,888
Neuberger Berman AMT Guardian Portfolio – S Class	1,136,342	914,241
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	29,171	8,668
Oppenheimer Capital Appreciation Fund/VA – Service Shares	205,256	18,326
Oppenheimer Global Securities Fund/VA – Service Shares	119,888	45,175
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA – Service Shares	538,117	372,132
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	797,553	508,555
PIMCO Real Return Portfolio – Advisor Class	153,827	39,592
PIMCO Total Return Portfolio – Advisor Class	297,378	116,097
Rydex VT Inverse Government Long Bond Strategy Fund	2,579	4,698
Rydex VT Nova Fund	3,632	2,559
Rydex|SGI VT U.S. Long Short Momentum Fund	3,948	1,939
Sentinel Variable Products Balanced Fund	74,474	19,563
Sentinel Variable Products Bond Fund	415,757	228,912
Sentinel Variable Products Common Stock Fund	1,645,923	1,485,601
Sentinel Variable Products Mid Cap Fund	8,516	6,053
Sentinel Variable Products Small Company Fund	270,890	215,323
Templeton Developing Markets Securities Fund – Class 2	218,222	375,524
Templeton Foreign Securities Fund – Class 2	213,339	327,606
Templeton Growth Securities Fund – Class 2	458,353	437,824
Virtus Capital Growth Series	107,192	124,238
Virtus Growth & Income Series	480,008	699,579
Virtus International Series	2,740,897	2,375,488
Virtus Multi-Sector Fixed Income Series	927,648	664,265
Virtus Real Estate Securities Series	939,746	708,569
Virtus Small-Cap Growth Series	311,461	275,057
Virtus Small-Cap Value Series	1,183,655	944,608
Virtus Strategic Allocation Series	208,641	197,227

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments (Continued)

Investment Option	Purchases	Sales
Wanger International	$1,269,398	$1,080,149
Wanger International Select	125,804	257,909
Wanger Select	122,474	354,220
Wanger USA	307,623	225,176

	$28,308,243	$24,828,326

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding

The changes in units outstanding were as follows:

	For the period ended December 31, 2011			For the period ended December 31, 2010
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	2,687	(3,487)	(800)	7,420	(33,105)	(25,685)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	36,145	(13,821)	22,324	17,527	(12,785)	4,742
DWS Equity 500 Index VIP – Class A	260,518	(272,903)	(12,385)	368,664	(289,879)	78,785
DWS Small Cap Index VIP – Class A	83,306	(83,136)	170	13,128	(71,224)	(58,096)
Federated Fund for U.S. Government Securities II	335,402	(471,836)	(136,434)	392,948	(759,830)	(366,882)
Federated High Income Bond Fund II – Primary Shares	123,560	(146,686)	(23,126)	79,421	(81,794)	(2,373)
Federated Prime Money Fund II	3,537,979	(2,634,999)	902,980	11,214,705	(7,861,786)	3,352,919
Fidelity® VIP Contrafund® Portfolio – Service Class	184,636	(239,916)	(55,280)	338,911	(390,015)	(51,104)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	1,008,583	(973,329)	35,254	1,288,406	(1,086,356)	202,050
Fidelity® VIP Growth Portfolio – Service Class	76,633	(158,219)	(81,586)	168,512	(93,139)	75,373
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	367,874	(255,894)	111,980	510,645	(340,770)	169,875
Franklin Income Securities Fund – Class 2	380,408	(228,268)	152,140	358,841	(247,110)	111,731
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	282,778	(443,363)	(160,585)	2,427,432	(21,557)	2,405,875
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	579,096	(179,440)	399,656	1,302,399	(7,337)	1,295,062
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	304,892	(260,530)	44,362	2,041,937	(17,600)	2,024,337
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	120,073	(131,843)	(11,770)	232,216	(3,655)	228,561
Invesco V.I. Capital Appreciation Fund – Series I Shares	117,264	(158,649)	(41,385)	141,117	(123,965)	17,152
Invesco V.I. Core Equity Fund – Series I Shares	52,429	(83,906)	(31,477)	56,510	(90,813)	(34,303)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	11,615	(17,554)	(5,939)	12,630	(13,107)	(477)
Invesco Van Kampen V.I. Equity and Income Fund – Class II	23,174	(9,321)	13,853	39,737	(338,875)	(299,138)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	13,468	(26,484)	(13,016)	14,284	(48,028)	(33,744)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	55,031	(37,544)	17,487	59,327	(22,627)	36,700
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	584,920	(765,314)	(180,394)	735,426	(777,762)	(42,336)
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	115,541	(68,623)	46,918	105,693	(127,534)	(21,841)
Mutual Shares Securities Fund – Class 2	320,764	(355,867)	(35,103)	343,828	(305,979)	37,849
Neuberger Berman AMT Guardian Portfolio – S Class	1,050,252	(891,153)	159,099	1,008,318	(842,582)	165,736
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	31,390	(9,284)	22,106	11,086	(2,779)	8,307
Oppenheimer Capital Appreciation Fund/VA – Service Shares	208,629	(18,893)	189,736	110,247	(108,669)	1,578
Oppenheimer Global Securities Fund/VA – Service Shares	109,684	(44,061)	65,623	93,951	(28,292)	65,659
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA – Service Shares	500,261	(352,562)	147,699	568,063	(464,348)	103,715
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	487,906	(473,790)	14,116	607,514	(516,470)	91,044
PIMCO Real Return Portfolio – Advisor Class	101,867	(28,121)	73,746	43,649	(138,101)	(94,452)
PIMCO Total Return Portfolio – Advisor Class	174,960	(81,307)	93,653	1,082,357	(1,230,366)	(148,009)
Rydex VT Inverse Government Long Bond Strategy Fund	4,198	(8,422)	(4,224)	7,435	(5,393)	2,042
Rydex VT Nova Fund	2,829	(2,632)	197	2,557	(1,893)	664
Rydex|SGI VT U.S. Long Short Momentum Fund	2,409	(1,168)	1,241	3,260	(2,039)	1,221
Sentinel Variable Products Balanced Fund	62,662	(18,136)	44,526	33,536	(3,976)	29,560
Sentinel Variable Products Bond Fund	284,846	(177,027)	107,819	339,129	(208,496)	130,633
Sentinel Variable Products Common Stock Fund	1,478,560	(1,408,967)	69,593	1,912,517	(1,430,629)	481,888
Sentinel Variable Products Mid Cap Fund	8,871	(6,315)	2,556	12,821	(5,998)	6,823
Sentinel Variable Products Small Company Fund	215,585	(188,734)	26,851	336,905	(211,494)	125,411
Templeton Developing Markets Securities Fund – Class 2	183,401	(303,089)	(119,688)	291,799	(235,894)	55,905
Templeton Foreign Securities Fund – Class 2	73,772	(95,767)	(21,995)	151,364	(122,691)	28,673
Templeton Growth Securities Fund – Class 2	347,082	(330,926)	16,156	359,130	(232,235)	126,895

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding (Continued)

	For the period ended December 31, 2011			For the period ended December 31, 2010
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Capital Growth Series	43,472	(50,726)	(7,254)	46,418	(41,870)	4,548
Virtus Growth & Income Series	162,193	(262,033)	(99,840)	583,219	(235,581)	347,638
Virtus International Series	1,350,799	(1,115,722)	235,077	1,765,867	(1,554,645)	211,222
Virtus Multi-Sector Fixed Income Series	347,467	(268,962)	78,505	498,090	(343,898)	154,192
Virtus Real Estate Securities Series	345,276	(315,717)	29,559	482,880	(676,305)	(193,425)
Virtus Small-Cap Growth Series	63,489	(70,349)	(6,860)	158,437	(84,212)	74,225
Virtus Small-Cap Value Series	488,727	(524,040)	(35,313)	2,371,756	(189,330)	2,182,426
Virtus Strategic Allocation Series	63,444	(76,142)	(12,698)	76,851	(31,338)	45,513
Wanger International	389,069	(324,628)	64,441	441,616	(526,940)	(85,324)
Wanger International Select	38,911	(52,331)	(13,420)	114,974	(113,291)	1,683
Wanger Select	42,220	(86,066)	(43,846)	90,843	(61,294)	29,549
Wanger USA	54,851	(61,946)	(7,095)	63,097	(79,439)	(16,342)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights

A summary of units outstanding, unit values, net assets, net investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2011, 2010, 2009, 2008 and 2007 follows:

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Alger Capital Appreciation Portfolio – Class I-2 Shares
2011	34	1.74	to	4.07	131	0.11%	-	to	0.48%	(0.78%)	to	(0.30%)
2010	35	1.76	to	4.09	134	0.42%	-	to	0.48%	13.48%	to	14.03%
2009	61	1.55	to	3.58	158	-	-	to	0.48%	50.38%	to	51.10%
2008	63	1.03	to	2.37	107	-	-	to	0.48%	(45.40%)	to	(45.13%)
2007	103	1.88	to	4.32	391	-	-	to	0.48%	32.89%	to	33.53%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2011	69	1.16	to	1.18	81	0.79%	-	to	0.48%	(13.11%)	to	(2.24%)
2010	46	1.21	to	1.21	56	0.87%	-	to	-	25.98%	to	25.98%
2009	41	0.96	to	0.96	40	1.42%	-	to	-	30.28%	to	36.38%
2008[9]	5	0.70	to	0.70	4	9.98%	-	to	-	(14.85%)	to	11.11%
2007	-	-	to	-	-	-	-	to	-	-	to	-
DWS Equity 500 Index VIP – Class A
2011	1,322	0.94	to	2.99	3,579	1.70%	-	to	0.48%	1.35%	to	1.84%
2010	1,334	0.92	to	2.94	3,557	1.95%	-	to	0.48%	(4.89%)	to	14.70%
2009	1,256	0.80	to	2.56	2,885	2.84%	-	to	0.48%	19.65%	to	26.32%
2008	1,141	0.63	to	2.03	2,194	2.40%	-	to	0.48%	(37.45%)	to	(37.15%)
2007	940	1.01	to	3.23	2,935	1.46%	-	to	0.48%	(0.64%)	to	5.30%
DWS Small Cap Index VIP – Class A
2011	24	1.11	to	1.56	27	1.87%	-	to	0.48%	(7.33%)	to	(4.41%)
2010	23	1.17	to	1.63	28	1.08%	-	to	0.48%	25.79%	to	26.39%
2009	81	0.93	to	1.29	98	0.08%	-	to	0.48%	20.44%	to	29.24%
2008[8]	7	0.74	to	0.74	5	-	-	to	0.48%	(32.26%)	to	(15.80%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
Federated Fund for U.S. Government Securities II
2011	1,793	1.22	to	3.07	5,085	4.15%	-	to	0.48%	5.27%	to	5.78%
2010	1,929	1.16	to	2.90	5,162	4.55%	-	to	0.48%	4.66%	to	6.45%
2009	2,296	1.09	to	2.76	5,504	4.59%	-	to	0.48%	2.97%	to	5.21%
2008	1,926	1.06	to	2.63	4,752	4.60%	-	to	0.48%	3.21%	to	4.28%
2007	1,733	1.11	to	2.52	4,136	4.10%	-	to	0.48%	5.77%	to	6.29%
Federated High Income Bond Fund II – Primary Shares
2011	170	1.37	to	4.34	613	9.62%	-	to	0.48%	4.66%	to	5.17%
2010	193	1.30	to	4.13	599	9.27%	-	to	0.48%	7.71%	to	14.73%
2009	196	1.13	to	3.60	564	7.26%	-	to	0.48%	45.61%	to	52.85%
2008	95	0.74	to	2.35	203	9.87%	-	to	0.48%	(26.35%)	to	(23.12%)
2007	93	1.18	to	3.18	278	6.00%	-	to	0.48%	1.93%	to	3.43%
Federated Prime Money Fund II
2011	4,256	0.99	to	1.00	4,256	-	-	to	0.48%	(0.48%)	to	-
2010[10]	3,353	1.00	to	1.00	3,353	0.00%*	-	to	0.48%	(0.45%)	to	0.00%*
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Fidelity® VIP Contrafund® Portfolio – Service Class
2011	1,011	0.90	to	3.68	3,070	0.91%	-	to	0.48%	(3.10%)	to	(2.64%)
2010	1,066	0.93	to	3.78	3,213	1.06%	-	to	0.48%	7.55%	to	17.11%
2009	1,117	0.79	to	3.22	3,011	1.42%	-	to	0.48%	20.86%	to	35.67%
2008	939	0.58	to	2.38	2,004	1.05%	-	to	0.48%	(42.89%)	to	(42.61%)
2007	695	1.02	to	4.14	2,761	0.94%	-	to	0.48%	(0.54%)	to	17.51%
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2011	4,028	0.86	to	2.90	6,081	0.05%	-	to	0.48%	1.69%	to	2.18%
2010	3,993	0.84	to	2.84	6,095	0.10%	-	to	0.48%	(3.38%)	to	23.65%
2009	3,791	0.68	to	2.30	4,828	0.44%	-	to	0.48%	36.80%	to	45.72%
2008	2,225	0.47	to	1.58	2,203	0.58%	-	to	0.48%	(55.28%)	to	(44.24%)
2007	709	1.47	to	3.51	2,350	-	-	to	0.48%	22.45%	to	23.04%
Fidelity® VIP Growth Portfolio – Service Class
2011	486	0.86	to	2.82	1,174	0.25%	-	to	0.48%	(0.34%)	to	0.14%
2010	567	0.85	to	2.81	1,438	0.20%	-	to	0.48%	23.46%	to	24.06%
2009	492	0.69	to	2.27	1,034	0.35%	-	to	0.48%	27.53%	to	28.15%
2008	483	0.54	to	1.77	823	0.78%	-	to	0.48%	(47.49%)	to	(37.30%)
2007	424	1.51	to	3.35	1,410	0.59%	-	to	0.48%	26.26%	to	26.87%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2011	1,523	1.30	to	1.35	2,020	3.35%	-	to	0.48%	6.70%	to	7.21%
2010	1,411	1.21	to	1.26	1,747	3.75%	-	to	0.48%	5.33%	to	7.68%
2009	1,241	1.13	to	1.18	1,432	8.09%	-	to	0.48%	13.70%	to	15.67%
2008	769	0.98	to	1.01	768	2.97%	-	to	0.48%	(4.77%)	to	(3.21%)
2007[5]	351	1.04	to	1.05	367	0.20%	-	to	0.48%	2.11%	to	4.21%
Franklin Income Securities Fund – Class 2
2011	1,207	1.11	to	1.28	1,472	5.69%	-	to	0.48%	1.89%	to	2.38%
2010	1,055	1.08	to	1.25	1,256	6.37%	-	to	0.48%	12.13%	to	12.67%
2009	943	0.96	to	1.11	997	7.70%	-	to	0.48%	34.94%	to	35.59%
2008	779	0.71	to	0.82	611	5.76%	-	to	0.48%	(29.99%)	to	(24.70%)
2007	451	1.01	to	1.16	521	3.51%	-	to	0.48%	(0.23%)	to	3.76%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2011	2,245	0.99	to	1.00	2,237	0.93%	-	to	0.48%	(5.50%)	to	(5.04%)
2010[11]	2,406	1.05	to	1.05	2,524	2.42%	-	to	0.48%	4.04%	to	4.10%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2011	1,695	1.01	to	1.02	1,721	1.08%	-	to	0.48%	(1.36%)	to	(0.89%)
2010[11]	1,295	1.03	to	1.03	1,329	5.71%	-	to	0.48%	2.41%	to	2.47%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2011	2,069	1.00	to	1.00	2,074	1.15%	-	to	0.48%	(4.14%)	to	(3.68%)
2010[11]	2,024	1.04	to	1.04	2,109	5.63%	-	to	0.48%	3.49%	to	3.54%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2011	217	1.02	to	1.02	222	0.71%	-	to	0.48%	(3.10%)	to	1.08%
2010[11]	229	1.01	to	1.01	232	4.19%	-	to	0.48%	1.38%	to	1.44%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
Invesco V.I. Capital Appreciation Fund – Series I Shares
2011	814	0.75	to	2.33	1,755	0.15%	-	to	0.48%	(8.35%)	to	(7.91%)
2010	856	0.82	to	2.53	2,007	0.77%	-	to	0.48%	14.93%	to	15.49%
2009	839	0.71	to	2.19	1,715	0.68%	-	to	0.48%	20.44%	to	21.08%
2008	773	0.58	to	1.81	1,322	-	-	to	0.48%	(42.77%)	to	(34.51%)
2007	664	1.37	to	3.15	2,009	-	-	to	0.48%	11.47%	to	12.01%
Invesco V.I. Core Equity Fund – Series I Shares
2011	391	1.16	to	1.16	455	0.97%	-	to	-	(0.06%)	to	(0.06%)
2010	422	1.16	to	1.16	492	1.02%	-	to	-	9.56%	to	9.56%
2009	457	1.06	to	1.06	485	1.90%	-	to	-	28.30%	to	28.30%
2008	468	0.83	to	0.83	388	2.22%	-	to	-	(30.14%)	to	(30.14%)
2007	458	1.18	to	1.18	543	1.17%	-	to	-	8.12%	to	8.12%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2011	94	1.33	to	1.33	125	0.30%	-	to	-	(6.38%)	to	(6.38%)
2010	100	1.42	to	1.42	141	0.58%	-	to	-	14.11%	to	14.11%
2009	100	1.24	to	1.24	125	1.38%	-	to	-	30.21%	to	30.21%
2008	104	0.95	to	0.95	99	1.66%	-	to	-	(28.52%)	to	(28.52%)
2007	96	1.33	to	1.33	128	0.22%	-	to	-	9.55%	to	9.55%
Invesco Van Kampen V.I. Equity and Income Fund – Class II
2011	139	1.04	to	1.17	149	1.78%	-	to	0.48%	(1.30%)	to	4.42%
2010	125	1.05	to	1.19	136	2.34%	-	to	-	5.97%	to	12.03%
2009	424	0.94	to	1.25	496	4.38%	-	to	-	24.49%	to	25.52%
2008	57	0.77	to	0.86	45	3.12%	-	to	-	(22.68%)	to	(18.88%)
2007	10	1.12	to	1.12	11	1.65%	-	to	-	3.36%	to	3.36%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2011	115	1.30	to	1.30	149	-	-	to	-	(9.07%)	to	(9.07%)
2010	128	1.43	to	1.43	182	0.24%	-	to	-	6.92%	to	23.72%
2009	162	1.15	to	1.15	186	-	-	to	-	52.68%	to	52.68%
2008	168	0.75	to	0.75	127	-	-	to	-	(36.47%)	to	(36.47%)
2007	186	1.19	to	1.19	221	-	-	to	-	(7.20%)	to	(7.20%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2011	287	1.30	to	1.55	435	6.02%	-	to	-	4.38%	to	4.38%
2010	269	1.25	to	1.49	393	6.61%	-	to	-	12.31%	to	12.31%
2009	233	1.11	to	1.33	308	5.81%	-	to	-	29.24%	to	34.31%
2008	197	0.99	to	0.99	194	7.14%	-	to	-	(19.89%)	to	(17.53%)
2007	172	1.20	to	1.20	205	4.87%	-	to	-	6.19%	to	6.19%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2011	4,049	0.84	to	1.07	4,323	0.73%	-	to	0.48%	(6.53%)	to	(6.08%)
2010	4,229	0.89	to	1.14	4,809	0.56%	-	to	0.48%	(4.32%)	to	17.41%
2009	4,271	0.76	to	1.20	4,138	1.09%	-	to	0.48%	17.00%	to	18.90%
2008	3,913	0.64	to	0.82	3,191	1.73%	-	to	0.48%	(36.73%)	to	15.23%
2007	3,218	1.28	to	1.29	4,133	1.47%	-	to	0.48%	2.94%	to	3.44%
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
2011	489	0.93	to	1.15	554	0.22%	-	to	0.48%	(12.95%)	to	(4.01%)
2010	442	0.97	to	1.19	523	0.37%	-	to	0.48%	6.60%	to	25.43%
2009	464	0.77	to	1.31	460	0.60%	-	to	0.48%	26.01%	to	30.46%
2008	400	0.61	to	0.76	298	1.42%	-	to	0.48%	(39.65%)	to	(28.14%)
2007	359	1.23	to	1.26	443	0.46%	-	to	0.48%	0.09%	to	0.58%
Mutual Shares Securities Fund – Class 2
2011	1,363	0.87	to	3.03	2,485	2.35%	-	to	0.48%	(1.52%)	to	(1.04%)
2010	1,398	0.88	to	3.07	2,536	1.58%	-	to	0.48%	10.66%	to	11.19%
2009	1,360	0.79	to	2.76	2,304	1.98%	-	to	0.48%	25.44%	to	26.05%
2008	1,118	0.63	to	2.19	1,592	3.22%	-	to	0.48%	(37.41%)	to	(28.46%)
2007	661	1.00	to	3.48	1,796	1.57%	-	to	0.48%	(0.74%)	to	3.48%
Neuberger Berman AMT Guardian Portfolio – S Class
2011	3,365	0.95	to	1.07	3,396	0.36%	-	to	0.48%	(3.54%)	to	(3.08%)
2010	3,206	0.98	to	1.10	3,341	0.33%	-	to	0.48%	9.34%	to	18.94%
2009	3,040	0.82	to	1.26	2,704	1.16%	-	to	0.48%	28.88%	to	29.71%
2008	1,680	0.64	to	0.71	1,145	0.74%	-	to	0.48%	(37.66%)	to	(30.92%)
2007[4]	430	1.13	to	1.14	491	0.46%	-	to	0.48%	4.90%	to	8.57%
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2011	43	0.84	to	0.89	37	-	-	to	0.48%	(1.53%)	to	(1.06%)
2010	21	0.85	to	0.90	18	-	-	to	0.48%	19.04%	to	19.61%
2009	13	0.71	to	0.75	9	-	-	to	0.48%	18.77%	to	22.76%
2008	16	0.58	to	0.59	9	-	-	to	0.48%	(39.76%)	to	(39.47%)
2007	6	0.97	to	0.98	6	-	-	to	0.48%	(5.35%)	to	0.52%
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2011	336	0.86	to	0.98	329	0.05%	-	to	-	(1.37%)	to	(0.05%)
2010	146	0.87	to	1.00	144	-	-	to	-	(5.04%)	to	9.14%
2009	144	0.80	to	0.91	131	0.00%*	-	to	-	44.15%	to	46.81%
2008	54	0.55	to	0.63	34	-	-	to	-	(45.66%)	to	(45.66%)
2007	22	1.02	to	1.17	25	0.00%*	-	to	-	(0.66%)	to	13.86%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Oppenheimer Global Securities Fund/VA – Service Shares
2011	302	0.87	to	1.03	291	1.00%	-	to	0.48%	(8.96%)	to	(8.53%)
2010	236	0.96	to	1.12	253	1.06%	-	to	0.48%	15.15%	to	15.70%
2009	171	0.83	to	0.97	158	1.31%	-	to	0.48%	38.69%	to	39.36%
2008	94	0.59	to	0.70	62	0.81%	-	to	0.48%	(40.62%)	to	(1.62%)
2007	36	0.99	to	1.14	40	0.84%	-	to	0.48%	(0.60%)	to	6.08%
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA – Service Shares
2011	2,189	0.98	to	1.13	2,249	0.38%	-	to	0.48%	(2.85%)	to	(2.38%)
2010	2,041	1.01	to	1.16	2,147	0.40%	-	to	0.48%	3.01%	to	23.06%
2009	1,938	0.83	to	1.42	1,659	0.53%	-	to	0.48%	36.23%	to	37.84%
2008	1,201	0.61	to	0.69	744	0.19%	-	to	0.48%	(38.30%)	to	(32.34%)
2007	373	0.98	to	0.99	370	0.02%	-	to	0.48%	(2.49%)	to	(1.39%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2011	1,890	0.76	to	1.08	1,832	13.89%	-	to	0.48%	(7.99%)	to	(7.54%)
2010	1,876	0.83	to	1.17	1,973	15.24%	-	to	0.48%	12.89%	to	24.25%
2009	1,785	0.66	to	1.33	1,554	6.58%	-	to	0.48%	36.39%	to	41.62%
2008	916	0.47	to	0.66	567	5.46%	-	to	0.48%	(51.31%)	to	(43.85%)
2007	258	1.17	to	1.18	305	6.66%	-	to	0.48%	20.33%	to	23.14%
PIMCO Real Return Portfolio – Advisor Class
2011	186	1.28	to	1.50	274	1.96%	-	to	0.48%	11.02%	to	11.56%
2010	112	1.15	to	1.34	148	1.35%	-	to	0.48%	7.48%	to	12.17%
2009	207	1.06	to	1.24	251	2.97%	-	to	0.48%	9.34%	to	18.24%
2008	93	0.94	to	1.05	97	3.34%	-	to	0.48%	(11.28%)	to	(7.13%)
2007	30	1.12	to	1.13	34	4.57%	-	to	0.48%	6.89%	to	10.53%
PIMCO Total Return Portfolio – Advisor Class
2011	726	1.32	to	1.51	1,082	2.53%	-	to	0.48%	3.01%	to	3.50%
2010	632	1.28	to	1.46	908	2.31%	-	to	0.48%	7.48%	to	9.85%
2009	780	1.17	to	1.35	958	4.84%	-	to	0.48%	7.56%	to	13.92%
2008	191	1.04	to	1.19	221	4.36%	-	to	0.48%	1.11%	to	4.69%
2007	90	1.12	to	1.13	102	4.72%	-	to	0.48%	6.62%	to	8.63%
Rydex VT Inverse Government Long Bond Strategy Fund
2011	41	0.47	to	0.47	19	-	-	to	-	(30.44%)	to	(30.44%)
2010	46	0.67	to	0.67	31	-	-	to	-	(19.46%)	to	(12.81%)
2009	44	0.77	to	0.77	34	-	-	to	-	19.41%	to	19.41%
2008	41	0.65	to	0.65	27	0.47%	-	to	-	(30.21%)	to	(30.21%)
2007	38	0.93	to	0.93	35	5.03%	-	to	-	(4.51%)	to	(4.51%)
Rydex VT Nova Fund
2011	7	1.29	to	1.29	9	0.04%	-	to	0.48%	(14.45%)	to	(1.17%)
2010	7	0.98	to	1.30	8	0.24%	-	to	0.48%	19.39%	to	19.96%
2009	6	0.82	to	1.09	6	0.63%	-	to	0.48%	34.86%	to	35.51%
2008	19	0.61	to	0.80	15	0.35%	-	to	0.48%	(54.69%)	to	(54.47%)
2007	20	1.34	to	1.76	35	1.47%	-	to	0.48%	0.64%	to	1.13%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Rydex|SGI VT U.S. Long Short Momentum Fund
2011	18	1.57	to	1.57	28	-	-	to	-	(6.56%)	to	(6.56%)
2010	16	1.68	to	1.68	27	-	-	to	-	11.21%	to	11.21%
2009	15	1.51	to	1.51	23	0.11%	-	to	-	27.29%	to	27.29%
2008	13	1.18	to	1.18	15	-	-	to	-	(40.73%)	to	(40.73%)
2007	15	2.00	to	2.00	31	-	-	to	-	22.75%	to	22.75%
Sentinel Variable Products Balanced Fund
2011	103	1.08	to	1.15	113	3.05%	-	to	0.48%	3.55%	to	4.05%
2010	58	1.04	to	1.10	62	2.60%	-	to	0.48%	10.76%	to	12.19%
2009	29	0.93	to	0.98	27	3.58%	-	to	-	21.47%	to	22.68%
2008	3	0.77	to	0.78	2	3.57%	-	to	-	(23.95%)	to	(19.03%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Bond Fund
2011	952	1.31	to	1.35	1,268	3.56%	-	to	0.48%	6.53%	to	7.05%
2010	844	1.23	to	1.26	1,051	3.95%	-	to	0.48%	6.21%	to	7.33%
2009	714	1.14	to	1.18	828	6.56%	-	to	0.48%	8.46%	to	11.08%
2008	342	1.03	to	1.06	358	10.62%	-	to	0.48%	1.87%	to	3.40%
2007[6]	28	1.02	to	1.02	29	36.04%	-	to	-	1.02%	to	3.43%
Sentinel Variable Products Common Stock Fund
2011	6,172	1.02	to	1.09	6,435	1.59%	-	to	0.48%	1.61%	to	2.10%
2010	6,102	1.00	to	1.07	6,229	1.42%	-	to	0.48%	(2.19%)	to	15.80%
2009	5,620	0.87	to	1.26	4,967	1.87%	-	to	0.48%	27.14%	to	31.66%
2008	3,185	0.68	to	0.72	2,187	4.63%	-	to	0.48%	(33.04%)	to	(27.74%)
2007[6]	146	1.03	to	1.03	150	9.61%	-	to	-	(2.08%)	to	2.26%
Sentinel Variable Products Mid Cap Fund
2011	44	0.94	to	0.99	42	0.01%	-	to	-	3.62%	to	3.62%
2010	41	0.91	to	0.96	38	0.06%	-	to	-	23.51%	to	23.51%
2009	35	0.74	to	0.78	26	0.14%	-	to	-	30.59%	to	33.79%
2008	28	0.56	to	0.58	16	-	-	to	-	(46.05%)	to	(33.20%)
2007[7]	7	1.08	to	1.08	8	-	-	to	-	(1.27%)	to	(1.27%)
Sentinel Variable Products Small Company Fund
2011	922	1.08	to	1.22	1,032	-	-	to	0.48%	2.52%	to	3.02%
2010	895	1.06	to	1.18	972	0.06%	-	to	0.48%	2.21%	to	23.74%
2009	770	0.86	to	1.29	678	0.55%	-	to	0.48%	26.54%	to	31.24%
2008	386	0.68	to	0.75	265	0.79%	-	to	0.48%	(32.29%)	to	(26.85%)
2007[6]	22	1.01	to	1.01	23	5.16%	-	to	-	(2.85%)	to	0.21%
Templeton Developing Markets Securities Fund – Class 2
2011	636	0.82	to	1.12	643	0.91%	-	to	0.48%	(16.26%)	to	(15.86%)
2010	755	0.97	to	1.33	927	1.54%	-	to	0.48%	(3.33%)	to	17.59%
2009	700	0.83	to	1.71	733	3.28%	-	to	0.48%	27.01%	to	72.59%
2008	452	0.48	to	0.66	287	2.53%	-	to	0.48%	(52.93%)	to	(16.46%)
2007	338	1.38	to	1.39	469	2.12%	-	to	0.48%	16.01%	to	28.79%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Templeton Foreign Securities Fund – Class 2
2011	465	0.81	to	3.23	1,251	1.68%	-	to	0.48%	(11.06%)	to	(10.63%)
2010	487	0.91	to	3.61	1,533	1.83%	-	to	0.48%	7.89%	to	8.41%
2009	458	0.84	to	3.33	1,320	3.14%	-	to	0.48%	34.54%	to	37.04%
2008	427	0.61	to	2.43	919	2.43%	-	to	0.48%	(40.66%)	to	(35.23%)
2007	327	1.55	to	4.08	1,240	2.00%	-	to	0.48%	14.90%	to	15.46%
Templeton Growth Securities Fund – Class 2
2011	1,203	0.76	to	2.69	1,689	1.36%	-	to	0.48%	(7.42%)	to	(6.97%)
2010	1,187	0.82	to	2.89	1,799	1.37%	-	to	0.48%	6.88%	to	7.39%
2009	1,060	0.76	to	2.69	1,551	3.09%	-	to	0.48%	30.47%	to	31.10%
2008	883	0.58	to	2.05	1,051	1.74%	-	to	0.48%	(42.60%)	to	(32.12%)
2007	501	1.00	to	3.56	1,331	1.31%	-	to	0.48%	(0.45%)	to	2.35%
Virtus Capital Growth Series
2011	325	0.86	to	2.48	769	0.05%	-	to	-	(4.60%)	to	(4.60%)
2010	333	0.90	to	2.60	826	0.43%	-	to	-	(3.69%)	to	14.88%
2009	328	0.78	to	2.26	706	0.85%	-	to	-	29.93%	to	30.11%
2008	370	0.60	to	1.74	645	0.03%	-	to	-	(40.78%)	to	(7.19%)
2007	363	2.94	to	2.94	1,067	0.27%	-	to	-	10.75%	to	10.75%
Virtus Growth & Income Series
2011	1,333	0.90	to	2.91	3,648	0.72%	-	to	0.48%	(2.13%)	to	(1.66%)
2010	1,433	0.92	to	2.96	3,953	1.07%	-	to	0.48%	12.29%	to	12.83%
2009	1,085	0.82	to	2.62	2,657	1.65%	-	to	0.48%	22.91%	to	23.50%
2008	1,028	0.66	to	2.13	2,061	1.37%	-	to	0.48%	(35.24%)	to	(5.56%)
2007	1,009	1.34	to	3.27	3,164	1.04%	-	to	0.48%	6.14%	to	6.66%
Virtus International Series
2011	6,207	0.94	to	4.54	13,168	2.65%	-	to	0.48%	(5.03%)	to	(4.57%)
2010	5,972	0.98	to	4.76	13,787	2.48%	-	to	0.48%	8.58%	to	13.47%
2009	5,760	0.87	to	4.19	12,412	3.55%	-	to	0.48%	39.20%	to	49.06%
2008	3,743	0.62	to	3.00	7,089	2.33%	-	to	0.48%	(39.28%)	to	(32.52%)
2007	1,699	1.02	to	4.91	8,013	1.75%	-	to	0.48%	(0.49%)	to	14.94%
Virtus Multi-Sector Fixed Income Series
2011	1,483	1.36	to	4.00	3,417	6.83%	-	to	0.48%	2.50%	to	2.99%
2010	1,404	1.32	to	3.88	3,288	7.49%	-	to	0.48%	11.62%	to	14.36%
2009	1,250	1.15	to	3.39	2,619	7.50%	-	to	0.48%	39.46%	to	40.13%
2008	1,031	0.82	to	2.42	1,836	8.43%	-	to	0.48%	(18.33%)	to	(16.47%)
2007	564	1.12	to	2.95	1,575	6.01%	-	to	0.48%	3.21%	to	3.71%
Virtus Real Estate Securities Series
2011	1,668	1.08	to	5.55	4,242	0.72%	-	to	0.48%	9.34%	to	9.87%
2010	1,639	0.99	to	5.05	3,894	1.95%	-	to	0.48%	26.65%	to	28.00%
2009	1,832	0.77	to	3.95	3,284	3.81%	-	to	0.48%	28.49%	to	54.60%
2008	1,035	0.60	to	3.06	1,976	1.70%	-	to	0.48%	(37.19%)	to	(35.92%)
2007	459	1.38	to	4.84	2,137	1.24%	-	to	0.48%	(16.12%)	to	(15.71%)

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Virtus Small-Cap Growth Series
2011	398	0.89	to	4.52	1,479	-	-	to	0.48%	16.03%	to	16.59%
2010	405	0.76	to	3.88	1,358	-	-	to	0.48%	12.99%	to	13.53%
2009	331	0.67	to	3.42	999	-	-	to	0.48%	21.80%	to	22.39%
2008	342	0.55	to	2.79	870	-	-	to	0.48%	(45.19%)	to	(11.15%)
2007	314	1.71	to	5.07	1,553	-	-	to	0.48%	15.54%	to	16.09%
Virtus Small-Cap Value Series
2011	2,712	0.91	to	3.37	5,145	0.83%	-	to	0.48%	4.03%	to	4.54%
2010	2,747	0.87	to	3.23	5,061	1.17%	-	to	0.48%	16.84%	to	17.40%
2009	565	0.74	to	2.75	1,161	0.47%	-	to	0.48%	17.89%	to	20.90%
2008	422	0.62	to	2.27	831	0.08%	-	to	0.48%	(38.21%)	to	(21.26%)
2007	319	1.31	to	3.66	1,135	-	-	to	0.48%	(2.57%)	to	(2.10%)
Virtus Strategic Allocation Series
2011	256	1.08	to	3.21	779	2.25%	-	to	0.48%	1.42%	to	1.91%
2010	269	1.06	to	3.15	765	2.95%	-	to	0.48%	3.76%	to	13.20%
2009	223	0.94	to	2.78	603	3.65%	-	to	0.48%	15.47%	to	25.90%
2008	243	0.75	to	2.24	538	3.05%	-	to	-	(25.45%)	to	(23.69%)
2007	242	3.00	to	3.00	725	2.72%	-	to	-	5.98%	to	5.98%
Wanger International
2011	1,637	0.86	to	5.46	3,832	4.81%	-	to	0.48%	(15.03%)	to	(14.62%)
2010	1,572	1.00	to	6.40	4,597	2.44%	-	to	0.48%	3.14%	to	24.92%
2009	1,658	0.80	to	5.12	4,240	3.68%	-	to	0.48%	49.06%	to	52.83%
2008	1,126	0.54	to	3.42	2,323	0.90%	-	to	0.48%	(45.86%)	to	(36.57%)
2007	572	1.84	to	6.28	3,459	0.79%	-	to	0.48%	15.75%	to	16.31%
Wanger International Select
2011	228	0.82	to	4.94	757	1.41%	-	to	0.48%	(10.54%)	to	(10.11%)
2010	241	0.91	to	5.49	979	1.37%	-	to	0.48%	8.96%	to	22.09%
2009	240	0.75	to	4.50	755	3.02%	-	to	0.48%	32.28%	to	47.26%
2008	199	0.56	to	3.38	518	0.41%	-	to	0.48%	(44.61%)	to	(39.96%)
2007	181	1.90	to	6.08	1,001	0.46%	-	to	0.48%	21.20%	to	21.78%
Wanger Select
2011	193	0.89	to	3.91	506	2.04%	-	to	0.48%	(18.07%)	to	(17.68%)
2010	237	1.08	to	4.74	872	0.55%	-	to	0.48%	25.96%	to	26.57%
2009	207	0.85	to	3.75	620	-	-	to	0.48%	65.39%	to	68.13%
2008	168	0.51	to	2.26	341	-	-	to	0.48%	(49.31%)	to	(17.43%)
2007	328	1.56	to	4.43	1,439	-	-	to	0.48%	4.06%	to	9.39%

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Wanger USA
2011	428	1.03	to	3.90	1,203	-	-	to	0.48%	(3.95%)	to	(3.49%)
2010	435	1.07	to	4.04	1,288	-	-	to	0.48%	22.76%	to	23.35%
2009	451	0.87	to	3.27	1,128	-	-	to	0.48%	26.92%	to	42.23%
2008	341	0.61	to	2.30	687	-	-	to	0.48%	(43.20%)	to	(12.31%)
2007	271	1.30	to	3.82	1,030	-	-	to	0.48%	2.79%	to	5.39%

* Amount is less than 0.005%.

1 The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

2 The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

[4] From inception January 16, 2007 to December 31, 2007.	[8] From inception July 7, 2008 to December 31, 2008.
[5] From inception February 1, 2007 to December 31, 2007.	[9] From inception October 6, 2008 to December 31, 2008.
[6] From inception September 20, 2007 to December 31, 2007.	[10] From inception January 22, 2010 to December 31, 2010.
[7] From inception October 29, 2007 to December 31, 2007.	[11] From inception November 19, 2010 to December 31, 2010.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Policy Loans

Policy provisions generally allow policyowners to borrow up to 90%-100% of the policy’s cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. Loan interest rates vary by product. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix’s general account, as collateral for the outstanding loan. Transfers from the account are included as transfers for contract benefits and terminations in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest. Interest rates vary by product. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

Note 7—Fees and Related Party Transactions

Phoenix and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix is the insurer who provides the contract benefits as well as provides administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Saybrus Equity Services, Inc., a broker-dealer subsidiary of Saybrus, distributes the Sponsor’s products through non-affiliated advisors, broker-dealers and other financial intermediaries.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed, a policyholder may refer to their policy contract provided at issue or the most recent product prospectus provided annually. Those fees are described below:

A)	Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. These expenses are included in a separate line item entitled “Contract Maintenance Charges’ in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2011 and 2010 were $ 9,085,373 and $9,680,678, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy’s face amount and policy duration may vary, the administrative charge may also vary.

Policy Surrender Charge – In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy’s account value and policy duration may vary, the surrender charge may also vary.

Cost of Insurance Charge – In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix’s anticipated mortality costs. Because a policy’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

Other Charges – Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B)	Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C)	Mortality and Expense Fee and Administration Fee Charges

Phoenix will make deductions at a maximum rate of 0.48% of the contract’s value for the mortality and expense risks and 0% for administration fees, which the company undertakes. These expenses are included in separate line items “Mortality and Expense Fees” and “Administration Fees” in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2011 and 2010 were $20,317 and $19,120, respectively. This expense is taken out as a reduction of unit values. In accordance with the terms of the contracts, other mortality and expense fee charges and administration fee charges may be taken out as transfers for contract benefits and terminations.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 8—Distribution of Net Income

The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 9—Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the “Code”) as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 10—Other

In light of downgrades to the financial strength ratings of the Sponsor of the Separate Accounts, Phoenix or its affiliated insurers, and the decline in sales through traditional distribution sources of the Sponsor’s variable products, the Sponsor’s parent company, PNX, initiated a business plan that shifts the focus of new business development to areas that are less capital intensive, less ratings sensitive and not dependent on particular distributors. This plan leverages existing strengths and includes a newly formed distribution subsidiary of PNX, Saybrus Partners, Inc. (“Saybrus”), repositioning some of the Sponsor’s core life and annuity products for the middle market and establishing new relationships with distributors within that market, and identifying market opportunities for the Sponsor’s alternative retirement solutions products.

Ratings

Rating agencies assign financial strength ratings to Phoenix and its subsidiaries based on their opinions of the Companies’ ability to meet their financial obligations. Ratings downgrades may result in lower sales, higher surrenders and increased or decreased interest costs with future borrowings.

On December 16, 2011, Moody’s Investor Services affirmed Phoenix’s financial strength rating of Ba2 and Phoenix’s senior debt rating of B3. They changed their outlook on all ratings from stable to positive.

On March 24, 2011, Standard & Poor’s affirmed Phoenix’s financial strength rating of BB- and Phoenix’s senior debt rating of CCC+. They changed their outlook on all ratings from negative to stable.

On February 8, 2011, A.M. Best Company, Inc. affirmed Phoenix’s financial strength rating of B+ and Phoenix’s senior debt rating of bb-. They changed their outlook on all ratings from negative to stable.

The financial strength ratings as of December 31, 2010 were as follows:

A.M. Best Company, Inc. affirmed Phoenix’s financial strength rating of B++. Their outlook on all ratings was negative. Moody’s Investor Services affirmed Phoenix’s financial strength rating of Ba2. Their outlook on all ratings was stable. Standard & Poor’s affirmed Phoenix’s financial strength rating of BB-. Their outlook on all ratings was negative.

On June 17, 2010, Moody’s Investor Services downgraded the Phoenix’s financial strength rating of Ba1 to Ba2 and changed its outlook from negative to stable.

On January 13, 2010, A.M. Best Company, Inc. downgraded Phoenix’s financial strength rating to B+ from B++.

Given these developments, it is possible that rating agencies will heighten the level of scrutiny that they apply to the Sponsor, will request additional information from the Sponsor, and may adjust upward the capital and other requirements employed in their models for maintenance of certain rating levels.

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 10—Other (Continued)

The Sponsor cannot predict what additional actions rating agencies may take, or what actions the Sponsor may take in response to the actions of rating agencies, which could adversely affect the Sponsor’s business. As with other companies in the financial services industry, the Sponsor’s ratings could be downgraded at any time and without any notice by any rating agency.

See Note 12 of these financial statements for the current ratings.

These ratings are not a recommendation to buy, hold or sell your insurance contract.

Note 11—Mergers and Liquidations

Effective June 2, 2011, SCM Advisors, LLC changed its name to NewFleet Asset Management, LLC.

Effective June 17, 2011, NewFleet Asset Management, LLC (formerly named SCM Advisors, LLC) became the subadviser to the Series.

Effective September 30, 2011, Kayne Anderson Rudnick Investment Management LLC became subadviser to the Series/Portfolio.

There were no mergers or liquidations in 2011.

On July 1, July 26, and August 25, 2010, the Board of Trustees (“Board”) for the Virtus Variable Insurance Trust (“VVIT”), formerly the Phoenix Edge Series Fund, considered and approved the following mergers:

Merging Series	Ibbotson Portfolio Series
Phoenix Dynamic Asset Allocation Series-Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Growth	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II

The Ibbotson Portfolio Series are each a series of Financial Investors Variable Insurance Trust, 1290 Broadway, Suite 1100, Denver, CO 80203. The shareholders approved the mergers on November 12, 2010 and this transaction closed on November 19, 2010.

On July 26, 2010, the VVIT Board considered and approved a new advisor and subadvisors for several series, as well as the mergers of several series into other series. The Board approved Virtus Investment Advisers, Inc. (“VIA”) as advisor and an affiliate as distributor to eight series (“Virtus Series”) and also approved the merger of five other series into the Virtus Series (“Virtus Transaction”).

The shareholders approved the mergers and new advisor/subadvisors on October 29, 2010 as follows:

VIA became the investment advisor of the following series: Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Strategic Allocation Series, Phoenix Small-Cap Growth Series, Phoenix Small-Cap Value Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series. SCM Advisors, LLC, a VIA affiliate, became the subadvisor for Phoenix Capital Growth Series, Kayne Anderson Rudnick Investment Management, LLC, a VIA affiliate, became the subadvisor for Phoenix Small-Cap Growth Series and Phoenix Small-Cap Value Series.

The following mergers were approved by shareholders:

Merging Series	Surviving Virtus Series
Phoenix Comstock Series	Phoenix Growth and Income Series
Phoenix Equity 500 Index Series	Phoenix Growth and Income Series
Phoenix Mid-Cap Growth Series	Phoenix Small-Cap Growth Series
Phoenix Mid-Cap Value Series	Phoenix Small-Cap Value Series
Phoenix Multi-Sector Short Term Bond Series	Phoenix Multi-Sector Fixed Income Series

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 11—Mergers and Liquidations (Continued)

The VVIT Board also approved the following name changes as of the date of the Virtus Transaction, which were not subject to shareholder approval:

Old Names	New Names
The Phoenix Edge Series Fund	Virtus Variable Insurance Trust
Phoenix Capital Growth Series	Virtus Capital Growth Series
Phoenix Growth and Income Series	Virtus Growth & Income Series
Phoenix Multi-Sector Fixed Income Series	Virtus Multi-Sector Fixed Income Series
Phoenix Small-Cap Growth Series	Virtus Small-Cap Growth Series
Phoenix Small-Cap Value Series	Virtus Small-Cap Value Series
Phoenix Strategic Allocation Series	Virtus Strategic Allocation Series
Phoenix-Aberdeen International Series	Virtus International Series
Phoenix-Duff & Phelps Real Estate Securities Series	Virtus Real Estate Securities Series

The Virtus Transaction closed on November 5, 2010.

A Special Meeting of Shareholders of the Phoenix Money Market Series was held on January 20, 2010, and the shareholders approved the liquidation of the assets of the Series and distributed the liquidation proceeds for the benefit of the previous Series’ shareholders to the Federated Prime Money Fund II, as well as other underlying mutual funds. The liquidation was completed on January 22, 2010.

Note 12—Subsequent Events

On April 2, 2012, the required shareholder votes were received and Invesco V.I. Capital Appreciation Fund will be merged into Invesco Van Kampen V.I. Capital Growth Fund. The anticipated merger date is on or about April 27, 2012, to be effective prior to the beginning of business on April 30, 2012.

Effective April 30, 2012 Invesco Van Kampen V.I. Capital Growth Fund will be renamed Invesco Van Kampen V.I. American Franchise Fund.

On January 13, 2012, A.M. Best Company, Inc. affirmed our financial strength rating of B+ and our senior debt rating of bb-. They changed their outlook on our ratings from stable to positive.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and

Participants of PHLVIC Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the PHLVIC Variable Universal Life Account (as listed in the statements of assets and liabilities and statements of operations) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended, and the financial highlights for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of PHL Variable Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the mutual funds’ advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, MA

April 12, 2012

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

PHL Variable Insurance Company

One American Row

Hartford, Connecticut 06103-2899

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, Massachusetts 02110

PHL Variable

Insurance Company

(a wholly-owned subsidiary of PM Holdings, Inc.)

Financial Statements

December 31, 2011 and 2010

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
  PHL Variable Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, cash flows and changes in stockholders' equity present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the “Company”) at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 11 to the financial statements, the Company has significant transactions with its affiliates.  It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

/s/ PricewaterhouseCoopers, LLP

Boston, Massachusetts

March 23, 2012

PHL VARIABLE INSURANCE COMPANY

Balance Sheets

($ in thousands, except share data)

December 31, 2011 and 2010

	2011	2010
ASSETS:
Available-for-sale debt securities, at fair value (amortized cost of $2,496,830 and $1,541,506)	$2,546,392	$1,520,398
Limited partnerships and other investments	4,965	3,542
Policy loans, at unpaid principal balances	62,502	57,326
Derivative investments	113,222	90,441
Fair value option investments	7,299	11,731
Total investments	2,734,380	1,683,438
Cash and cash equivalents	67,465	51,059
Accrued investment income	18,602	12,019
Receivables	382,383	367,142
Deferred policy acquisition costs	576,557	594,126
Receivable from related parties	4,830	14,056
Other assets	52,599	54,320
Separate account assets	2,547,007	2,922,946
Total assets	$6,383,823	$5,699,106

LIABILITIES:
Policy liabilities and accruals	$1,343,909	$1,283,034
Policyholder deposit funds	1,721,219	793,142
Deferred income taxes	6,762	13,371
Payable to related parties	30,024	15,724
Other liabilities	89,138	60,734
Separate account liabilities	2,547,007	2,922,946
Total liabilities	5,738,059	5,088,951

CONTINGENT LIABILITIES (Note 15)

STOCKHOLDER’S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued	2,500	2,500
Additional paid-in capital	802,152	802,152
Accumulated other comprehensive loss, net of tax	6,190	(12,456)
Accumulated deficit	(165,078)	(182,041)
Total stockholder’s equity	645,764	610,155
Total liabilities and stockholder’s equity	$6,383,823	$5,699,106

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE INSURANCE COMPANY

Statements of Income and Comprehensive Income

($ in thousands)

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
REVENUES:
Premiums	$2,311	$3,755	$11,420
Insurance and investment product fees	394,816	409,455	413,531
Net investment income	100,289	73,727	78,767
Net realized investment gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(9,311)	(19,793)	(49,698)
Portion of OTTI losses recognized in other comprehensive income (“OCI”)	6,507	8,994	25,691
Net OTTI losses recognized in earnings	(2,804)	(10,799)	(24,007)
Net realized investment gains (losses), excluding OTTI losses	(18,101)	(6,757)	14,829
Net realized investment losses	(20,905)	(17,556)	(9,178)
Total revenues	476,511	469,381	494,540

BENEFITS AND EXPENSES:
Policy benefits	245,619	213,366	249,457
Policy acquisition cost amortization	133,164	192,504	139,243
Other operating expenses	90,177	99,094	120,986
Total benefits and expenses	468,960	504,964	509,686
Income (loss) before income taxes	7,551	(35,583)	(15,146)
Income tax expense (benefit)	(9,412)	(10,707)	6,007
Net income (loss)	$16,963	$(24,876)	$(21,153)

FEES PAID TO RELATED PARTIES (NOTE 11)

COMPREHENSIVE INCOME (LOSS):
Net income (loss)	$16,963	$(24,876)	$(21,153)
Net unrealized investment gains	22,876	13,187	49,762
Portion of OTTI losses recognized in other comprehensive income	(4,230)	(5,846)	(16,699)
Other comprehensive income	18,646	7,341	33,063
Comprehensive income (loss)	$35,609	$(17,535)	$11,910

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE INSURANCE COMPANY

Statements of Cash Flows

($ in thousands)

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
OPERATING ACTIVITIES:
Net income (loss)	$16,963	$(24,876)	$(21,153)
Net realized investment losses	20,905	17,556	9,178
Amortization of deferred policy acquisition costs	133,164	192,504	139,243
Policy acquisition costs deferred	(150,512)	(24,043)	(60,410)
Change in:
Accrued investment income	(8,983)	(8,629)	(686)
Deferred income taxes	(16,648)	431	(22,733)
Receivables	(23,227)	(44,476)	(24,150)
Policy liabilities and accruals	34,365	(75,711)	(16,823)
Other assets and other liabilities change	42,732	(9,254)	4,269
Cash provided by operating activities	48,759	23,502	6,735

INVESTING ACTIVITIES:
Purchases of:
Available-for-sale debt securities	(1,516,499)	(760,235)	(716,109)
Limited partnerships and other investments	(1,241)	(2,745)	(1,437)
Derivative instruments	(30,583)	(73,553)	(65,447)
Sales, repayments and maturities of:
Available-for-sale debt securities	562,896	600,805	838,892
Limited partnerships and other investments	59	187	--
Derivative instruments	35,338	35,792	22,299
Fair value investment options	4,574	29	--
Policy loans, net	(5,177)	(7,651)	(14,758)
Cash provided by (used for) investing activities	(950,633)	(207,371)	63,440

FINANCING ACTIVITIES:
Policyholder deposit fund deposits	1,246,541	537,574	100,455
Policyholder deposit fund withdrawals	(328,261)	(400,164)	(304,297)
Capital contributions from parent	--	14,000	65,000
Cash provided by (used for) financing activities	918,280	151,410	(138,842)
Change in cash and cash equivalents	16,406	(32,459)	(68,667)
Cash and cash equivalents, beginning of year	51,059	83,518	152,185
Cash and cash equivalents, end of year	$67,465	$51,059	$83,518
Included in cash and cash equivalents above is cash held as collateral of $7,510 thousand and $6,870 thousand as of December 31, 2011 and 2010, respectively.

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE INSURANCE COMPANY

Statements of Changes in Stockholder’s Equity

($ in thousands)

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
COMMON STOCK:
Balance, beginning of year	$2,500	$2,500	$2,500
Balance, end of year	$2,500	$2,500	$2,500

ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of year	$802,152	$788,152	$723,152
Capital contributions from parent	--	14,000	65,000
Balance, end of year	802,152	802,152	788,152

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of year	$(12,456)	$(20,085)	$(51,923)
Adjustment for initial application of accounting changes	--	288	(1,225)
Other comprehensive income	18,646	7,341	33,063
Balance, end of year	$6,190	$(12,456)	$(20,085)

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Balance, beginning of year	$(182,041)	$(156,603)	$(141,288)
Adjustment for initial application of accounting changes	--	(562)	5,838
Net income (loss)	16,963	(24,876)	(21,153)
Balance, end of year	(165,078)	(182,041)	(156,603)

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of year	$610,155	$613,964	$532,441
Change in stockholder’s equity	35,609	(3,809)	81,523
Balance, end of year	$645,764	$610,155	$613,964

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

1.

Organization and Operations

PHL Variable Insurance Company (“PHL Variable” or the “Company”) is a life insurance company offering variable and fixed annuity and life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. and PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (“Phoenix Life”), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“PNX”), a New York Stock Exchange listed company.

Since 2009, our ultimate parent company, PNX, has focused on selling products and services that are less capital intensive and less ratings sensitive. In 2011, PNX product sales were primarily in annuities and 94% of those sales were fixed indexed annuities. In addition, PNX expanded sales of other insurance companies’ policies through its distribution subsidiary, Saybrus Partners, Inc. (“Saybrus”).

2.

Basis of Presentation and Significant Accounting Policies

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. Certain prior year amounts have been reclassified to conform to the current year presentation.

Adjustments Related to Prior Years

Net income of $16,963 thousand was recognized during the year ended December 31, 2011. This reflects approximately $1,300 thousand associated with the correction of errors related to various prior years, which increased income from continuing operations recognized in 2011. These out-of-period adjustments include expense of $3,605 thousand allocated to us related to Phoenix Life’s establishment of a liability for certain retirement benefits predating PNX’s 2001 demutualization that were identified as part of a comprehensive balance sheet review completed in the fourth quarter of 2011. This adjustment was offset by unrelated reserve and accrual corrections.

Use of estimates

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions are made in the determination of estimated gross profits (“EGPs”) used in the valuation and amortization of assets and liabilities associated with universal life and annuity contracts; policyholder liabilities and accruals; valuation of investments in debt securities, limited partnerships and other investments; valuation of deferred tax assets; and accruals for contingent liabilities. We are also subject to estimates made by our ultimate parent company related to discount rates and other assumptions for our pension and other post-employment benefits expense. Actual results could differ from these estimates.

Adoption of new accounting standards

Amendment to Troubled Debt Restructuring Guidance

In April 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to ASC 310, Receivables, to clarify guidance on troubled debt restructurings related to a creditor’s determination of whether or not a restructuring constitutes a concession and if the debtor is experiencing financial difficulties. This guidance is effective for interim periods beginning after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. Retrospective application to all prior periods presented on the date of application is also permitted, but not required. Our adoption in the second quarter of 2011 had no material effect on our financial statements.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Disclosures for Financing Receivables and Allowances for Credit Losses

In July 2010, the FASB issued amended guidance within ASC 310, Receivables, that requires enhanced disclosures related to financing receivables and related allowances for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. Our adoption of this amended guidance had no material effect on our financial statements.

Accounting standards not yet adopted

Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued amended guidance to ASC 210, Balance Sheet, with respect to disclosure of offsetting assets and liabilities as part of the effort to establish common requirements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). This amended guidance requires the disclosure of both gross information and net information about both financial instruments and derivative instruments eligible for offset in our balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. This guidance is effective for periods beginning on or after January 1, 2013, with respective disclosures required retrospectively for all comparative periods presented. The adoption of this guidance effective January 1, 2013 is not expected to have a material effect on our financial statements.

Amendments to the Presentation of Comprehensive Income

In June 2011, the FASB issued amended guidance to ASC 220, Comprehensive Income, with respect to the presentation of comprehensive income as part of the effort to establish common requirements in accordance with GAAP and IFRS. This amended guidance requires entities to present all non-owner changes in stockholder’s equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective for periods beginning after December 15, 2011, on a retrospective basis. The adoption of this guidance effective January 1, 2012 is not expected to have a material effect on our financial statements.

Amendments to Fair Value Measurement and Disclosure Requirements

In May 2011, the FASB issued amended guidance to ASC 820, Fair Value Measurement, with respect to measuring fair value and related disclosures as part of the effort to establish common requirements in accordance with GAAP and IFRS. The amended guidance clarifies that the concept of highest and best use should only be used in the valuation of non-financial assets, specifies how to apply fair value measurements to instruments classified in stockholder’s equity and requires that premiums or discounts be applied consistent with what market participants would use absent Level 1 inputs. The amendment also explicitly requires additional disclosures related to the valuation of assets categorized as Level 3 within the fair value hierarchy. Additional disclosures include quantitative information about unobservable inputs, the sensitivity of fair value measurement to changes in unobservable outputs and information on the valuation process used. This guidance is effective for periods beginning after December 15, 2011, on a prospective basis. Other than additional disclosures, the adoption of this guidance effective January 1, 2012 is not expected to have a material effect on our financial statements.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued amended guidance to ASC 944, Financial Services – Insurance, to address the diversity in practice for accounting for costs associated with acquiring or renewing insurance contracts. The amendment clarifies the definition of acquisition costs (i.e., costs which qualify for deferral) to incremental direct costs that result directly from, and are essential to, a contract and would not have been incurred by the insurance entity had the contract transaction not occurred. Therefore, only costs related to successful efforts of acquiring a new, or renewal, contract should be deferred. This guidance is effective for periods beginning after December 15, 2011, on a prospective or retrospective basis.

2.

Basis of Presentation and Significant Accounting Policies (continued)

The Company intends to adopt this guidance retrospectively on January 1, 2012. Upon adoption, the Company estimates the cumulative effect of retrospective adoption will reduce deferred policy acquisition costs and beginning stockholder’s equity as of January 1, 2012 between $50,000 thousand and $100,000 thousand primarily related to lower deferrals associated with unsuccessful efforts.

Significant accounting policies

Investments

Debt Securities

Our debt securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models. We recognize unrealized gains and losses on investments in debt securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of OCI, net of applicable deferred policy acquisition costs and applicable deferred income taxes. Realized investment gains and losses are recognized on a first in first out basis.

Limited Partnerships and Other Investments

Limited partnerships, infrastructure funds, hedge funds and joint venture interests in which we do not have voting control or power to direct activities are recorded using the equity method of accounting. These investments include private equity, mezzanine funds, infrastructure funds, hedge funds and direct equity interests. The equity method of accounting requires that the investment be initially recorded at cost and the carrying amount of the investment subsequently adjusted to recognize our share of the earnings or losses. We record our equity in the earnings in net investment income using the most recent financial information received from the partnerships. Recognition of net investment income is generally on a three-month delay due to the timing of the related financial statements.

Other investments include leveraged lease investments which represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired loans.

Policy Loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. The majority of cash values eligible for policy loans are at variable interest rates that are reset annually on the policy anniversary.

Derivative Instruments

We recognize derivative instruments on the balance sheet in derivative instruments at fair value. The derivative contracts are reported as assets in derivative instruments or liabilities in other liabilities on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

The Company designates derivatives as either a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (i.e., a “cash flow” hedge) or a derivative that does not qualify for hedge accounting. To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income (“AOCI”) and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in net realized investment gains and losses without consideration of changes in the fair value of the economically associated assets or liabilities. Our derivatives generally do not qualify for hedge accounting, with the exception of cross currency swaps. We do not designate the purchased derivatives related to living benefits or index credits as hedges for accounting purposes.

Net investment income

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. We record the net income from investments in partnerships and joint ventures in net investment income.

Other-than-temporary impairments on available-for-sale securities

We recognize realized investment losses when declines in fair value of debt securities are considered to be an other-than-temporary impairment (“OTTI”).

For debt securities, the other-than-temporarily impaired amount is separated into the amount related to a credit loss and is reported as net realized investment losses included in our earnings, and any amounts related to other factors are recognized in OCI. The credit loss component represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. Subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the date of impairment at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. We will continue to estimate the present value of future expected cash flows and, if significantly greater than the new cost basis, we will accrete the difference as investment income on a prospective basis once the Company has determined that the interest income is likely to be collected.

In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

•

the extent and the duration of the decline;

•

the reasons for the decline in value (credit event, interest related or market fluctuations);

•

our intent to sell the security, or whether it is more likely than not that we will be required to sell it before recovery; and

•

the financial condition of and near term prospects of the issuer.

A debt security impairment is deemed other than temporary if:

•

we either intend to sell the security, or it is more likely than not that we will be required to sell the security before recovery; or

•

it is probable we will be unable to collect cash flows sufficient to recover the amortized cost basis of the security.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Impairments due to deterioration in credit that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security are considered other than temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes) that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security may also result in a conclusion that an OTTI has occurred.

On a quarterly basis, we review all securities in an unrealized loss position for potential recognition of an OTTI. In addition, we maintain a watch list of securities in default, near default or otherwise considered by our investment professionals as being distressed, potentially distressed or requiring a heightened level of scrutiny. We also identify all securities whose fair value has been below amortized cost on a continuous basis for zero to six months, six months to 12 months and greater than 12 months.

We employ a comprehensive process to determine whether or not a security in an unrealized loss position is other-than-temporarily impaired. This assessment is done on a security-by-security basis and involves significant management judgment. The assessment of whether impairments have occurred is based on management’s evaluation of the underlying reasons for the decline in estimated fair value. The Company’s review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by severity and/or age of the gross unrealized loss. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company’s evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

Specifically for structured securities, to determine whether a collateralized security is impaired, we obtain underlying data from the security’s trustee and analyze it for performance trends. A security-specific stress analysis is performed using the most recent trustee information. This analysis forms the basis for our determination of whether the security will pay in accordance with the contractual cash flows.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with original maturities of three months or less. As of December 31, 2011, $7,510 thousand of cash and cash equivalents was held as collateral by a third party related to our derivative transactions.

Deferred policy acquisition costs

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy’s classification. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is adjusted to reflect these surrenders. In addition, an offset to deferred policy acquisition costs and accumulated other comprehensive income (“AOCI”) is recorded each period for unrealized gains or losses on securities classified as available-for-sale as if they had been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

2.

Basis of Presentation and Significant Accounting Policies (continued)

The projection of EGPs requires the extensive use of actuarial assumptions, estimates and judgments about the future. Future EGPs are generally projected on a policy-by-policy basis for the estimated lives of the contracts. Assumptions are set separately for each product and are reviewed at least annually based on our current best estimates of future events. The following table summarizes the most significant assumptions used in the categories set forth below:

Significant Assumption	Product	Explanation and Derivation

Separate account investment return	Variable Annuities (6.0% long-term return assumption) Variable Universal Life (6.9% long-term return assumption)

Separate account return assumptions are derived from the long-term returns observed in the asset classes in which the separate accounts are invested, reduced by fund fees and mortality and expense charges. Short-term deviations from the long-term expectations are expected to revert to the long-term assumption over five years.

Interest rates and default rates	Fixed and Indexed Annuities Universal Life

Investment returns are based on the current yields and maturities of our fixed income portfolio combined with expected reinvestment rates given current market interest rates. Reinvestment rates are assumed to revert to long-term rates implied by the forward yield curve and long-term default rates. Contractually permitted future changes in credited rates are assumed to help support investment margins.

Mortality / longevity	Universal Life Variable Universal Life Immediate Annuities Indexed Annuities

Mortality assumptions are based on Company experience over a rolling five-year period plus supplemental data from industry sources and trends. These assumptions vary by issue age, gender, underwriting class and policy duration.

Policyholder behavior - surrenders	Universal Life Variable Universal Life Variable Annuities Fixed and Indexed Annuities

Surrender assumptions vary by product and year and are updated with experience studies. Policyholders are generally assumed to behave rationally; hence rates are typically lower when surrender penalties are in effect or when policy benefits are more valuable.

Policyholder behavior – premium persistency	Universal Life Variable Universal Life

Future premiums and related fees are projected based on contractual terms, product illustrations at the time of sale and expected policy lapses without value. Assumptions are updated based on actual experience studies and include anticipated future changes if the Company has a high degree of confidence that such changes will be implemented (e.g., change in cost of insurance charges).

Expenses	All products	Projected maintenance expenses to administer policies in force are based on annually updated studies of expenses incurred.
Reinsurance costs / recoveries	Universal Life Variable Universal Life Variable Annuities

Projected reinsurance costs are based on treaty terms currently in force. Recoveries are based on the Company’s assumed mortality and treaty terms. Treaty recaptures are based on contract provisions and management’s intentions.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with actual experience, analysis of market and industry trends, and other external events. Actual gross profits that vary from management’s initial estimates in a given reporting period result in increases or decreases in the rate of amortization recorded in the period.

In addition to our quarterly reviews, we conduct a comprehensive assumption review on an annual basis, or as circumstances warrant. We generally only update the assumptions and adjust the deferred policy acquisition cost balance in the quarterly period in which this comprehensive review is performed, unless a material change that we feel is indicative of a long-term trend is observed in an interim period.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Upon completion of these reviews, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of EGPs in the deferred policy acquisition cost and unearned revenue amortization models, as well as projections within the death benefit and other insurance benefit reserving models. The deferred policy acquisition cost asset, the unearned revenue reserves and death benefit and other insurance benefit reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as “unlocking.” Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances. If the estimates of gross profits or margins cannot support the continued amortization or recovery of deferred policy acquisition costs, the amortization of such costs is accelerated in the period in which the assumptions are changed, resulting in a charge to income.

Separate account assets and liabilities

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

Policy liabilities and accruals

Policy liabilities and accruals include future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. Although mortality and morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves.

Policy liabilities and accruals also include liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. The Company does not establish claim liabilities until a loss has occurred. However, unreported losses and loss adjustment expenses includes estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Certain contracts may also include additional death or other insurance benefit features. For example, guaranteed minimum death or income benefits offered with variable annuity contracts, guaranteed minimum withdrawal benefits offered with fixed indexed annuity contracts or no-lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments with changes in fair value recorded in policy benefits, excluding dividends, in the consolidated statement of net income.

Embedded derivatives

Certain contract guarantees contain derivative instruments embedded in the contracts. These guarantees are assessed to determine if they do not qualify as being clearly and closely related to the economic characteristics of the host contract and if a separate instrument with the same terms would qualify as a derivative. Contract guarantees that meet these criteria are reported separately from the host contract and reported at fair value.

2.

Basis of Presentation and Significant Accounting Policies (continued)

The guaranteed minimum withdrawal benefit (“GMWB”), guaranteed minimum accumulation benefit (“GMAB”), guaranteed pay-out annuity floor (“GPAF”) and combination rider (“COMBO”) represent embedded derivative liabilities in the variable annuity contracts. These investments are accounted for at fair value within policyholder deposit funds on the consolidated balance sheet with changes in fair value recorded in realized investment gains on the consolidated statement of income. The fair value of the GMWB, GMAB, GPAF and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, contracts mature and actual policyholder behavior emerges, we continually evaluate and may from time to time adjust these assumptions.

Fixed indexed annuities also offer a variety of index options: policy credits that are calculated based on the performance of an outside equity market or other index over a specified term. The index options represent embedded derivative liabilities accounted for at fair value within policyholder deposit funds on the balance sheet with changes in fair value recorded in policy benefits in the statement of income. The fair value of these index options is calculated based on the impact of projected interest rates on the discounted liabilities. Several additional inputs reflect our internally developed assumptions related to lapse rates and policyholder behavior.

See Note 7 to these financial statements for additional information regarding embedded derivatives.

Policyholder deposit funds

Amounts received as payment for certain deferred annuities and other contracts without life contingencies are reported as deposits to policyholder deposit funds. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract owner as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

Contingent liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Revenue recognition

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related policy benefit expenses include universal life benefit claims in excess of fund values, interest credited to policyholders’ account balances and amortization of deferred policy acquisition costs.

Certain variable annuity contracts and fixed index annuity contract riders provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. Certain variable annuity contracts with living benefits and fixed index annuity index options are considered embedded derivatives. These contracts are discussed in further detail in Note 7 to these financial statements.

Reinsurance

Premiums, policy benefits and other operating expenses related to our traditional life and term insurance policies are stated net of reinsurance ceded to other companies, except for amounts associated with certain modified coinsurance contracts which are reflected in the Company’s financial statements based on the application of the deposit method of accounting. Estimated reinsurance recoverables and the net cost of reinsurance are recognized over the life of the reinsured treaty using assumptions consistent with those used to account for the underlying policies.

2.

Basis of Presentation and Significant Accounting Policies (continued)

For universal life and variable universal life contracts, reinsurance premiums and ceded benefits are reflected net within policy benefits. Reinsurance recoveries are recognized in the same period as the related reinsured claim. The net cost of reinsurance (the present value of all expected ceded premium payments and expected future benefit payments) is recognized over the life of the reinsurance treaty based upon the ratio of net cost to estimated gross profits or fees and cost of insurance.

Income taxes

Income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, OCI and additional paid-in capital in the manner required by ASC 740, Accounting for Income Taxes.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year’s income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and income tax carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any increase or reduction in allowances in accordance with intraperiod allocation rules. We assess all significant tax positions to determine if a liability for uncertain tax position is necessary, and, if so, the impact on the current or deferred income tax balances. Also, if indicated, we recognize interest and/or penalties related to income taxes as a component of the income tax provision.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits generated by the Company will be provided at the earlier of when such loss or credit is utilized in the consolidated federal tax return and when the tax attribute would have otherwise expired.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (“IRS”) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

3.

Reinsurance

We use reinsurance agreements to limit potential losses, reduce exposure to larger risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us. Since we bear the risk of nonpayment, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. As of December 31, 2011, we had ceded reserves of $50,273 thousand and a reinsurance receivable balance of $1,660 thousand with Scottish Re. Based on our review of its financial statements, reputation in the reinsurance marketplace and other relevant information, we believe that we have no material exposure to uncollectible life reinsurance. As such, no allowance has been established.

3.

Reinsurance (continued)

The following table lists our top five reinsurance relationships as defined by reinsurance recoverable balance and ceded statutory reserves and the A.M. Best rating of each reinsurer.

	December 31, 2011
Principal Life Reinsurers:		Reinsurer’s
($ in thousands)	Recoverable	A.M. Best
	Balances	Rating

RGA Reinsurance Company	$156,673	A+
Swiss Reinsurance Group(1)	$152,155	A+
AEGON USA(2)	$121,227	A+
Scottish Re (US) Inc(3)	$50,273	NR
Munich American Reassurance Co	$45,200	A+

———————

(1)

Swiss Reinsurance Group includes Swiss Re Life & Health America and Reassure America Life Insurance Co.

(2)

Transamerica Life Insurance Co is a subsidiary of AEGON.

(3)

Due to the financial distress of Scottish Re and the withdrawal of its ratings in June, 2009, we are continuing to monitor its financial situation and assess the recoverability of the reinsurance recoverable on a quarterly basis.

We cede risk to other insurers under various agreements that cover individual life insurance policies. The amount of risk ceded depends on our evaluation of the specific risk and applicable retention limits. For business sold prior to December 31, 2010, our retention limit on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies. Beginning January 1, 2011, our retention limit on new business is $5 million for single life and joint first-to-die policies and $6 million for second-to-die policies. We also assume reinsurance from other insurers.

Direct Business and Reinsurance:	Years Ended December 31,
($ in thousands)	2011	2010	2009

Direct premiums	$77,138	$82,799	$95,823
Premiums ceded to reinsurers(1)	(74,827)	(79,044)	(84,403)
Premiums	$2,311	$3,755	$11,420

Direct policy benefits incurred	$159,619	$217,429	$197,776
Policy benefits assumed from reinsureds	3,810	3,815	3,590
Policy benefits ceded to reinsurers	(90,131)	(148,275)	(78,977)
Premiums paid to reinsurers(2)	78,812	63,248	68,753
Policy benefits(3)	$152,110	$136,217	$191,142

Direct life insurance in-force	$68,205,090	$73,616,813	$81,106,817
Life insurance in-force assumed from reinsureds	66,060	71,594	80,402
Life insurance in-force ceded to reinsurers	(52,320,762)	(56,248,915)	(61,854,539)
Life insurance in-force	$15,950,388	$17,439,492	$19,332,680
Percentage of amount assumed to net insurance in-force	0.4%	0.4%	0.4%

———————

(1)

Amount above represents premiums ceded to reinsurers related to traditional life and term insurance policies.

(2)

For universal life and variable universal life contracts, premiums paid to reinsurers are reflected within policy benefits.

(3)

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $93,509 thousand, $77,149 thousand and $58,315 thousand, net of reinsurance, for the years ended December 31, 2011, 2010 and 2009, respectively.

Our reinsurance program cedes various types of risks to other reinsurers primarily under yearly renewable term and coinsurance agreements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Under coinsurance agreements on our traditional and term insurance policies, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Under our yearly renewable term agreements, the ceded premium represents a charge for the death benefit coverage.

3.

Reinsurance (continued)

We cede the majority of mortality risk on most new issues of term insurance. Effective October 1, 2009, we coinsured all the benefit risks, net of existing reinsurance, on the previously unreinsured portion of our term life business in force.

Irrevocable letters of credit aggregating $27,973 thousand at December 31, 2011 have been arranged with commercial banks in our favor to collateralize the ceded reserves.

4.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs:	Years Ended December 31,
($ in thousands)	2011	2010	2009

Policy acquisition costs deferred	$150,512	$24,043	$60,410
Costs amortized to expenses:
Recurring costs	(133,073)	(194,573)	(139,828)
Realized investment gains (losses)	(91)	2,069	585
Offset for ceded reserve and expense allowance		--	--
Offsets to net unrealized investment gains or losses included in AOCI(1)	(41,865)	(98,432)	(149,998)
Cumulative effect of adoption of new guidance	--	(119)	2,634
Other	6,948	23,571	(1,364)
Change in deferred policy acquisition costs	(17,569)	(243,441)	(227,561)
Deferred policy acquisition costs, beginning of year	594,126	837,567	1,065,128
Deferred policy acquisition costs, end of year	$576,557	$594,126	$837,567

———————

(1)

An offset to deferred policy acquisition costs and AOCI is recorded each period to the extent that, had unrealized holding gains or losses from securities classified as available-for-sale actually been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

We amortize deferred policy acquisition costs based on the related policy’s classification. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition cost balance associated with the replaced or surrendered policies is adjusted to reflect these surrenders. In addition, an offset to deferred policy acquisition costs and AOCI is recorded each period for unrealized gains or losses on securities classified as available-for-sale as if they had been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

The projection of EGPs requires the extensive use of actuarial assumptions, estimates and judgments about the future. Future EGPs are generally projected on a policy-by-policy basis for the estimated lives of the contracts. Assumptions are set separately for each product and are reviewed at least annually based on our current best estimates of future events. See “Significant accounting policies” in Note 2 to these financial statements for more information on significant assumptions.

In addition to our quarterly reviews, we conduct a comprehensive assumption review on an annual basis, or as circumstances warrant. During the third quarter, we conducted our annual comprehensive assumption review. We revised our assumptions to reflect our current best estimates, thereby changing our estimate of EGPs in the deferred policy acquisition cost amortization models. The deferred policy acquisition cost asset was adjusted, a process known as “unlocking,” with an offsetting benefit or charge to income.

Upon completion of a study during the third quarter of 2011, we updated our best estimate assumptions used to project EGPs in the deferred policy acquisition cost amortization schedules. Major projection assumptions included policy maintenance expenses, investment income, fees, reinsurance recapture, lapses and premium persistency. In our review, to develop the best estimate for these assumptions, we examined our own experience, industry studies and market conditions. Assumption changes resulted in an overall increase in deferred policy acquisition cost amortization of $1,904 thousand, which included a decrease of $32,677 thousand for universal life policies from higher expected fees. It also included an increase of $30,067 thousand for universal life policies from lower persistency. Overall, the amortization increased by $693 thousand, $174 thousand and $1,038 thousand, respectively, for universal life, variable universal life and annuities.

4.

Deferred Policy Acquisition Costs (continued)

Upon completion of a study during the third quarter of 2010, we updated our best estimate assumptions used to project EGPs and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included surrenders, lapse experience, net investment income, and premium funding. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. The greatest impact of the unlocking was on the universal life line of business, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization of $23,486 thousand. This unlocking was primarily driven by increased lapses in portions of our universal life business and the impact of the low interest rate environment. Annuities and variable universal life lines of business had increases in amortization of $8,267 thousand and $200 thousand, respectively.

Upon completion of a study during the fourth quarter of 2009, we updated our best estimate assumptions used to project EGPs and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, cost of insurance charges, policy maintenance expenses, lapse experience, expense, net investment income. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. Additionally, we updated the lapse rate assumptions for annuities, decreasing the rates for variable annuities while increasing them for fixed annuities. We reflected a change in the cost of insurance rates for certain single life universal life policies, effective April 1, 2010, resulting in an increase in overall projected gross profits or margins. We also reflected the lower interest earned in investments, consistent with recent experience. These changes resulted in an increase in overall deferred policy acquisition cost amortization of $21,723 thousand.

5.

Policy Liabilities and Accruals

Policyholder liabilities are primarily for universal life policies and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 4.75% as of December 31, 2011, less administrative and mortality charges.

6.

Investing Activities

Debt securities

We invest in a variety of debt securities. We classify these investments into various sectors using industry conventions; however, our classifications may differ from similarly titled classifications of other companies.

Fair Value and Cost of Securities:	December 31, 2011
($ in millions)		Gross	Gross		OTTI
	Amortized	Unrealized	Unrealized	Fair	Recognized
	Cost	Gains(1)	Losses(1)	Value	in AOCI(2)

U.S. government and agency	$163,132	$12,653	$(457)	$175,328	$--
State and political subdivision	77,323	5,518	(444)	82,397	--
Foreign government	30,473	1,825	(421)	31,877	--
Corporate	1,169,209	83,310	(44,142)	1,208,377	(1,505)
Commercial mortgage-backed (“CMBS”)	281,616	12,283	(3,944)	289,955	(5,131)
Residential mortgage-backed (“RMBS”)	562,186	14,106	(22,773)	553,519	(20,396)
CDO/CLO	77,456	1,240	(10,680)	68,016	(6,220)
Other asset-backed	135,435	2,333	(845)	136,923	--
Available-for-sale debt securities	$2,496,830	$133,268	$(83,706)	$2,546,392	$(33,252)

———————

(1)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in our balance sheet as a component of AOCI. The table above presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component (separate category of AOCI).

(2)

Represents the amount of non-credit OTTI losses recognized in AOCI excluding net unrealized gains or losses subsequent to the date of impairment.

6.

Investing Activities (continued)

Fair Value and Cost of Securities:	December 31, 2010
($ in millions)		Gross	Gross		OTTI
	Amortized	Unrealized	Unrealized	Fair	Recognized
	Cost	Gains(1)	Losses(1)	Value	in AOCI(2)

U.S. government and agency	$96,137	$2,483	$(337)	$98,283	$--
State and political subdivision	33,092	216	(799)	32,509	--
Foreign government	14,683	1,463	(60)	16,086	--
Corporate	692,780	39,804	(38,807)	693,777	(1,512)
CMBS	172,850	5,673	(4,568)	173,955	(4,519)
RMBS	350,729	4,429	(21,553)	333,605	(15,263)
CDO/CLO	72,603	1,940	(11,359)	63,184	(6,279)
Other asset-backed	108,632	1,320	(953)	108,999	--
Available-for-sale debt securities	$1,541,506	$57,328	$(78,436)	$1,520,398	$(27,573)

———————

(1)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in our balance sheet as a component of AOCI. The table above presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component (separate category of AOCI).

(2)

Represents the amount of non-credit OTTI losses recognized in AOCI excluding net unrealized gains or losses subsequent to the date of impairment.

Aging of Temporarily Impaired	As of December 31, 2011
Debt Securities:	Less than 12 months		Greater than 12 months		Total
($ in thousands)	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$--	$--	$3,485	$(457)	$3,485	$(457)
State and political subdivision	15,419	(28)	913	(416)	16,332	(444)
Foreign government	7,231	(421)	--	--	7,231	(421)
Corporate	113,623	(3,707)	74,192	(40,435)	187,815	(44,142)
CMBS	59,478	(1,240)	6,924	(2,704)	66,402	(3,944)
RMBS	74,575	(2,809)	106,890	(19,964)	181,465	(22,773)
CDO/CLO	3,735	(110)	40,638	(10,570)	44,373	(10,680)
Other asset-backed	22,944	(190)	15,194	(655)	38,138	(845)
Total temporarily impaired securities	$297,005	$(8,505)	$248,236	$(75,201)	$545,241	$(83,706)

Below investment grade	$26,187	$(1,515)	$76,237	$(49,711)	$102,424	$(51,226)
Below investment grade after offsets for deferred policy acquisition cost adjustment and taxes		$(595)		$(4,714)		$(5,309)

Number of securities		193		180		373

Unrealized losses on below-investment-grade debt securities with a fair value of less than 80% of amortized cost totaled $44,536 thousand at December 31, 2011, of which $40,125 thousand was below 80% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2011 because each of these securities had performed, and are expected to perform, in accordance with original contractual terms. In addition, management does not have the intention to sell nor does it expect to be required to sell these securities prior to their recovery.

6.

Investing Activities (continued)

Aging of Temporarily Impaired	As of December 31, 2010
Debt Securities:	Less than 12 months		Greater than 12 months		Total
($ in thousands)	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$592	$(8)	$3,613	$(329)	$4,205	$(337)
State and political subdivision	20,184	(381)	910	(418)	21,094	(799)
Foreign government	968	(60)	--	--	968	(60)
Corporate	38,680	(1,833)	89,756	(36,974)	128,436	(38,807)
CMBS	22,577	(401)	12,851	(4,167)	35,428	(4,568)
RMBS	61,907	(2,296)	96,254	(19,257)	158,161	(21,553)
CDO/CLO	88	--	43,920	(11,359)	44,008	(11,359)
Other asset-backed	35,346	(355)	7,456	(598)	42,802	(953)
Total temporarily impaired securities	$180,342	$(5,334)	$254,760	$(73,102)	$435,102	$(78,436)

Below investment grade	$3,946	$(276)	$88,564	$(43,094)	$92,510	$(43,370)
Below investment grade after offsets for deferred policy acquisition cost adjustment and taxes		$(35)		$(3,310)		$(3,345)

Number of securities		142		174		316

Unrealized losses on below-investment-grade debt securities with a fair value of less than 80% of amortized cost totaled $37,304 thousand at December 31, 2010, of which $36,499 thousand was below 80% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2010 because each of these securities had performed, and are expected to perform, in accordance with original contractual terms. In addition, management does not have the intention to sell nor does it expect to be required to sell these securities prior to their recovery.

Maturities of Debt Securities:	December 31, 2011		December 31, 2010
($ in thousands)	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$111,027	$111,279	$89,543	$89,992
Due after one year through five years	268,596	284,081	216,902	228,887
Due after five years through ten years	572,731	604,800	261,559	280,563
Due after ten years	487,783	497,819	268,688	241,213
CMBS/RMBS/ABS/CDO/CLO	1,056,693	1,048,413	704,814	679,743
Total	$2,496,830	$2,546,392	$1,541,506	$1,520,398

The maturities of debt securities, as of December 31, 2011, are summarized in the table above by contractual maturity. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell certain obligations back to the issuers.

Other-than-temporary impairments

Management exercised significant judgment with respect to certain securities in determining whether impairments are temporary or other than temporary. In reaching its conclusions, management used a number of issuer-specific quantitative indicators and qualitative judgments to assess the probability of receiving a given security’s contractual cash flows. This included the issue’s implied yield to maturity, cumulative default rate based on rating, comparisons of issue-specific spreads to industry or sector spreads, specific trading activity in the issue, and other market data such as recent debt tenders and upcoming refinancing requirements. Management also reviewed fundamentals such as issuer credit and liquidity metrics, business outlook and industry conditions. Management maintains a watch list of securities that is reviewed for impairments. Each security on the watch list was evaluated, analyzed and discussed, with the positive and negative factors weighed in the ultimate determination of whether or not the security was other-than-temporarily impaired. For securities for which no OTTI was ultimately indicated at December 31, 2011, management does not have the intention to sell nor does it expect to be required to sell these securities prior to their recovery.

6.

Investing Activities (continued)

Fixed income OTTIs recorded in 2011 were primarily concentrated in structured securities and corporate bonds. These impairments were driven primarily by increased collateral default rates and rating downgrades. In our judgment, these credit events or other adverse conditions of the issuers have caused, or will most likely lead to, a deficiency in the contractual cash flows related to the investment. Therefore, based upon these credit events, we have determined that OTTIs exist. Total debt impairments recognized through earnings related to such credit-related circumstances were $2,804 thousand in 2011, $10,799 thousand in 2010 and $22,914 thousand in 2009. There were no limited partnership and other investment OTTIs in 2011 and 2010, respectively, and $1,093 thousand in 2009 were recognized.

In addition to credit-related impairments recognized through earnings, we impaired securities to fair value through other comprehensive loss for any impairments related to non-credit related factors. These types of impairments were driven primarily by market or sector credit spread widening or by a lack of liquidity in the securities. The amount of impairments recognized as an adjustment to other comprehensive loss due to these factors was $6,507 thousand in 2011, $8,994 thousand in 2010 and $25,691 thousand in 2009.

The following table presents a roll-forward of pre-tax credit losses recognized in earnings related to debt securities for which a portion of the OTTI was recognized in OCI.

Credit Losses Recognized in Earnings on Debt Securities for	As of December 31,
which a Portion of the OTTI Loss was Recognized in OCI:	2011	2010
($ in thousands)
Balance, beginning of year	$(17,335)	$(12,442)
Add: Credit losses on securities not previously impaired(1)	(961)	(2,193)
Add: Credit losses on securities previously impaired(1)	(1,526)	(7,344)
Less: Credit losses on securities impaired due to intent to sell	--	--
Less: Credit losses on securities sold	1,208	2,475
Less: Credit losses upon adoption of ASC 815	--	2,169
Less: Increases in cash flows expected on previously impaired securities	--	--
Balance, end of year	$(18,614)	$(17,335)

———————

(1)

Additional credit losses on securities for which a portion of the OTTI loss was recognized in AOCI are included within net OTTI losses recognized in earnings on the statements of income and comprehensive income.

Limited partnerships and other investments

Limited partnerships and other investments are made up of private equity investments of $4,620 thousand in 2011 and $3,226 thousand in 2010 and common stock of $345 thousand in 2011 and $316 thousand in 2010.

Net investment income

Sources of Net Investment Income:	Years Ended December 31,
($ in thousands)	2011	2010	2009

Debt securities	$96,816	$69,219	$74,237
Policy loans	3,114	3,012	2,587
Limited partnerships and other investments	323	1,633	2,051
Fair value option investments	178	1,028	176
Other income	1,263	157	112
Cash and cash equivalents	5	34	21
Total investment income	101,699	75,083	79,184
Less: Investment expenses	1,410	1,356	417
Net investment income	$100,289	$73,727	$78,767

Statutory deposits

Pursuant to certain statutory requirements, as of December 31, 2011 and 2010, we had on deposit securities with a fair value of $7,636 thousand and $7,131 thousand, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

6.

Investing Activities (continued)

Net realized investment gains (losses)

Sources and Types of Net Realized Investment Gains (Losses):	Years Ended December 31,
($ in thousands)	2011	2010	2009

Total other-than-temporary debt impairments	$(9,311)	$(19,793)	$(48,605)
Portion of loss recognized in OCI	6,507	8,994	25,691
Net debt impairments recognized in earnings	$(2,804)	$(10,799)	$(22,914)

Debt security impairments:
U.S. government and agency	$--	$--	$--
State and political subdivision	--	--	--
Foreign government	--	--	--
Corporate	(413)	(756)	(7,059)
CMBS	(398)	(1,560)	(637)
RMBS	(1,628)	(4,713)	(9,560)
CDO/CLO	(306)	(3,648)	(4,600)
Other asset-backed	(59)	(122)	(1,058)
Net debt security impairments	(2,804)	(10,799)	(22,914)
Limited partnerships and other investment impairments	--	--	(1,093)
Impairment losses	(2,804)	(10,799)	(24,007)
Debt security transaction gains(1)	2,411	3,334	9,043
Debt security transaction losses(1)	(766)	(4,120)	(13,247)
Limited partnerships and other investment gains	--	265	--
Limited partnerships and other investment losses	--	--	(1,128)
Net transaction gains (losses)	1,645	(521)	(5,332)
Derivative instruments	12,576	(23,426)	(70,446)
Embedded derivatives(2)	(32,322)	17,190	90,607
Net realized investment gains (losses), excluding impairment losses	(18,101)	(6,757)	14,829
Net realized investment losses, including impairment losses	$(20,905)	$(17,556)	$(9,178)

———————

(1)

Proceeds from the sale of available-for-sale debt securities were $325,796 thousand, $359,084 thousand and $417,265 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)

Includes the change in fair value of embedded derivatives associated with variable annuity GMWB, GMAB, GPAF and COMBO riders. See Note 7 to these financial statements for additional disclosures.

Unrealized investment gains (losses)

Sources of Changes in Net Unrealized Investment Gains (Losses):	Years Ended December 31,
($ in thousands)	2011	2010	2009

Debt securities	$70,670	$92,080	$198,748
Other investments	(120)	(201)	2,116
Net unrealized investment gains	$70,550	$91,879	$200,864

Net unrealized investment gains	$70,550	$91,879	$200,864
Applicable deferred policy acquisition cost	41,865	98,432	149,998
Applicable deferred income tax	10,039	(13,894)	17,803
Offsets to net unrealized investment gains (losses)	51,904	84,538	167,801
Net unrealized investment gains included in OCI	$18,646	$7,341	$33,063

6.

Investing Activities (continued)

Non-consolidated variable interest entities

Entities which do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as VIEs. We perform ongoing assessments of our investments in VIEs to determine whether we have a controlling financial interest in the VIE and therefore would be considered to be the primary beneficiary. An entity would be considered a primary beneficiary and be required to consolidate a VIE when the entity has both the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses, or right to receive benefits, that could potentially be significant to the VIE. We reassess our VIE determination with respect to an entity on an ongoing basis.

We are involved with various entities that are deemed to be VIEs primarily as a passive investor in private equity limited partnerships and through direct investments, in which we are not related to the general partner. These investments are accounted for under the equity method of accounting and are included in limited partnerships and other investments on our balance sheet. The carrying value of assets and liabilities, as well as the maximum exposure to loss, relating to significant VIEs for which we are not the primary beneficiary was $4,620 thousand and $3,226 thousand as of December 31, 2011 and 2010, respectively. The asset value of our investments in VIEs for which we are not the primary beneficiary is based upon sponsor values and financial statements of the individual entities. Our maximum exposure to loss related to these non-consolidated VIEs is limited to the amount of our investment.

Issuer and counterparty credit exposure

Credit exposure related to issuers and derivatives counterparties is inherent in investments and derivative contracts with positive fair value or asset balances. We manage credit risk through the analysis of the underlying obligors, issuers and transaction structures. We review our debt security portfolio regularly to monitor the performance of obligors and assess the stability of their credit ratings. We also manage credit risk through industry and issuer diversification and asset allocation. Maximum exposure to an issuer or derivative counterparty is defined by quality ratings, with higher quality issuers having larger exposure limits. As of December 31, 2011, we were not exposed to any credit concentration risk of a single issuer greater than 10% of stockholders’ equity other than U.S. government and government agencies backed by the faith and credit of the U.S. government. We have an overall limit on below-investment-grade rated issuer exposure. To further mitigate the risk of loss on derivatives, we only enter into contracts in which the counterparty is a financial institution with a rating of A or higher.

As of December 31, 2011, we held derivative assets, net of liabilities, with a fair value of $90,765 thousand. Derivative credit exposure was diversified with eight different counterparties. We also had debt securities of these issuers with a fair value of $17,806 thousand. Our maximum amount of loss due to credit risk with these issuers was $108,571 thousand. See Note 8 to these financial statements for more information regarding derivatives.

7.

Separate Accounts, Death Benefits and Other Insurance Benefit Features

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities, fixed indexed annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value. Assets supporting variable annuity and variable life contracts are reported as separate account assets with an equivalent amount reported as separate account liabilities. The assets supporting fixed indexed annuity contracts are reported within the respective investment line items on the balance sheet. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance and investment product fees. In 2011 and 2010, there were no gains or losses on transfers of assets from the general account to a separate account.

7.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

Separate Account Investments of Account Balances of Variable Annuity Contracts with Guarantees:	December 31,
($ in thousands)	2011	2010

Debt securities	$395,540	$441,842
Equity funds	1,537,736	1,850,010
Other	58,300	68,677
Total	$1,991,576	$2,360,529

Investments of Account Balances of Fixed Indexed Annuity Contracts with Guarantees:	December 31,
($ in thousands)	2011	2010

Debt securities	$972,354	$225,986
Equity funds	--	--
Other	--	--
Total	$972,354	$225,986

Variable annuity guaranteed benefits

Many of our variable annuity contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. Many of our fixed indexed annuities offer guaranteed minimum withdrawal and death benefits.

We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

•

Liabilities associated with the GMDB are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are consistent with those used for amortizing deferred policy acquisition costs.

•

Liabilities associated with the guaranteed minimum income benefit (“GMIB”) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for amortizing deferred policy acquisition costs.

For variable annuities with GMDB and GMIB, reserves are calculated based on 200 stochastically generated scenarios. The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in policy benefits, excluding policyholder dividends, on our statements of income. We regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

Changes in Guaranteed Liability Balances:	Year Ended
($ in thousands)	December 31, 2011
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2011	$4,570	$17,457
Incurred	(1,608)	(257)
Paid	1,930	--
Liability balance as of December 31, 2011	$4,892	$17,200

7.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

Changes in Guaranteed Liability Balances:	Year Ended
($ in thousands)	December 31, 2010
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2010	$5,063	$15,811
Incurred	3,330	1,646
Paid	(3,823)	—
Liability balance as of December 31, 2010	$4,570	$17,457

Changes in Guaranteed Liability Balances:	Year Ended
($ in thousands)	December 31, 2009
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2009	$9,581	$21,365
Incurred	3,403	(5,554)
Paid	(7,921)	--
Liability balance as of December 31, 2009	$5,063	$15,811

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the benefit payable in excess of the current account balance at the balance sheet date. We have entered into reinsurance agreements to reduce the net amount of risk on certain death benefits. Following are the major types of death benefits currently in-force:

GMDB Benefits by Type:		Net Amount	Average
($ in thousands)	Account	at Risk after	Attained Age
	Value	Reinsurance	of Annuitant

GMDB return of premium	$825,573	$21,576	62
GMDB step up	1,307,870	110,666	62
GMDB earnings enhancement benefit (“EEB”)	39,715	400	62
GMDB greater of annual step up and roll up	27,106	8,759	66
Total GMDB at December 31, 2011	$2,200,264	$141,401

GMDB return of premium	$981,787	$17,685	61
GMDB step up	1,507,216	82,613	62
GMDB earnings enhancement benefit (“EEB”)	47,123	291	61
GMDB greater of annual step up and roll up	32,083	7,680	65
Total GMDB at December 31, 2010	$2,568,209	$108,269

Return of Premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the oldest original owner attaining a certain age. On and after the oldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the oldest original owner’s attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

Earnings Enhancement Benefit: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

Greater of Annual Step Up and Annual Roll Up: The death benefit is the greatest of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner’s attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

7.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

We also offer certain separate account variable products with a GMWB, GMAB, GPAF and COMBO rider.

Additional Insurance Benefits:		Average
($ in thousands)	Account	Attained Age
	Value	of Annuitant

GMWB	$529,027	62
GMIB	428,058	63
GMAB	374,423	57
GPAF	18,446	77
COMBO	9,756	60
Total at December 31, 2011	$1,359,710

GMWB	$587,053	61
GMIB	511,971	62
GMAB	427,315	56
GPAF	13,251	76
COMBO	10,837	59
Total at December 31, 2010	$1,550,427

The GMWB rider guarantees the contract owner a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the contract owner to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract owner with a minimum accumulation of the contract owner’s purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the contract owner with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The COMBO rider includes the GMAB and GMWB riders as well as the GMDB rider at the contract owner’s option.

We have entered into a contract with Phoenix Life whereby we reinsure 100% of any claims related to GMWB liabilities on variable annuity policies issued after April 30, 2008 and 100% of any claims related to GMAB liabilities on variable annuity policies issued after December 31, 2008. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we account for ceded liabilities as a receivable from affiliate.

The GMWB, GMAB, GPAF and COMBO represent embedded derivative liabilities in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. These investments are accounted for at fair value within policyholder deposit funds on the consolidated balance sheet with changes in fair value recorded in realized investment gains on the statement of income. The fair value of the GMWB, GMAB, GPAF and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, contracts mature and actual policyholder behavior emerges, we continually evaluate and may from time to time adjust these assumptions.

Embedded derivative liabilities for GMWB, GMAB, GPAF and COMBO are shown in the table below. There were no benefit payments made for the GMWB and GMAB during 2011 and 2010. There were benefit payments made of $181 thousand and $351 thousand for GPAF during 2011 and 2010. In order to manage the risk associated with these variable annuity embedded derivative liabilities, we have established a risk management strategy under which we hedge our GMAB, GMWB and COMBO exposure using equity index options, equity index futures, equity index variance swaps, interest rate swaps and swaptions.

7.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

Variable Annuity Embedded Derivative Liabilities:	As of December 31,
($ in thousands)	2011	2010

GMWB	$16,313	$(1,664)
GMAB	24,665	13,098
GPAF	1,865	2,286
COMBO	(312)	(695)
Total variable annuity embedded derivative liabilities	$42,531	$13,025

Fixed indexed annuity guaranteed benefits

Liabilities associated with the GMWB for the fixed indexed annuities differ from those offered on variable annuities in that there is less exposure to capital market risk due to the fixed nature of the underlying contract. These liabilities are determined by estimating the expected value of the withdrawal benefits in excess of the projected account balance at the date of election and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed withdrawal benefit liabilities are consistent with those used for amortizing deferred policy acquisition costs. Some of these riders also offer a GMDB in addition to the withdrawal benefits.

The GMWB and GMDB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in policy benefits, excluding policyholder dividends, on our statements of income. We regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

Changes in Guaranteed Liability Balances:	Fixed Indexed Annuity
($ in thousands)	GMWB & GMDB
	Year Ended
	December 31,
	2011	2010

Liability balance, beginning of period	$204	$--
Incurred	5,410	204
Paid	--	--
Liability balance, end of period	$5,614	$204

Fixed indexed annuities also offer a variety of index options: policy credits that are calculated based on the performance of an outside equity market or other index over a specified term. The index options represent embedded derivative liabilities that are required to be reported separately from the host contract. These investments are accounted for at fair value within policyholder deposits within the consolidated balance sheet with changes in fair value recorded in policy benefits, excluding dividends, in the consolidated statement of net income. The fair value of these index options is calculated based on the impact of projected interest rates on the discounted liabilities. Several additional inputs reflect our internally developed assumptions related to lapse rates and policyholder behavior.

Fixed indexed annuity embedded derivatives were $78,331 thousand and $13,460 thousand as of December 31, 2011 and 2010, respectively. In order to manage the risk associated with these fixed indexed annuity options we hedge using equity index options

Universal life

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital market conditions. At December 31, 2011 and 2010, we held additional universal life benefit reserves in accordance with death benefit and other insurance benefit reserves of $134,015 thousand and $95,742 thousand, respectively.

8.

Derivative Instruments

Derivative instruments

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change, equity volatility and foreign currency risk. This includes our surplus hedge which utilizes futures and options to hedge against declines in equity markets and the resulting statutory capital and surplus impact. We also use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable products as well as index credits on our fixed indexed annuity products.

The Company seeks to enter into over-the-counter (“OTC”) derivative transactions pursuant to master agreements that provide for a netting of payments and receipts by counterparty. As of December 31, 2011 and 2010, $7,510 thousand and $6,870 thousand, respectively, of cash and cash equivalents were held as collateral by a third party related to our derivative transactions.

Our derivatives generally do not qualify for hedge accounting, with the exception of cross currency swaps. We do not designate the purchased derivatives related to variable annuity living benefits or fixed indexed annuity index credits as hedges for accounting purposes.

Derivative Instruments:		Fair Value as of December 31,
($ in millions)		2011			2010
		Notional			Notional
	Maturity	Amount	Assets	Liabilities	Amount	Assets	Liabilities
Non-hedging derivative instruments
Interest rate swaps	2017-2026	$101,000	$10,792	$3,472	$77,000	$3,593	$1,469
Variance swaps	2015-2017	935	3,202	--	935	--	577
Swaptions	2024	25,000	254	--	14,000	2,097	--
Put options	2015-2021	200,000	54,833	--	235,000	45,019	--
Call options	2012-2016	354,933	27,956	18,985	34,837	11,231	5,980
Equity futures	2012	66,347	16,185	--	52,887	28,501	--
Total non-hedging derivative instruments		$748,215	$113,222	$22,457	$414,659	$90,441	$8,026

Derivative Instrument Gains (Losses) Recognized in Earnings:(1)	Years Ended
($ in thousands)	December 31,
	2011	2010
Derivative instruments by type
Interest rate swaps	$11,089	$491
Variance swaps	3,779	(577)
Swaptions	(752)	935
Put options	15,885	2,078
Call options	(12,397)	8,311
Equity futures	(5,028)	(34,664)
Cross currency swaps	--	--
Total derivative instrument gains (losses) recognized in earnings	$12,576	$(23,426)

———————

(1)

Excludes realized losses of $32,322 thousand and realized gains of $17,190 thousand on embedded derivatives for the years ended December 31, 2011 and 2010.

Interest Rate Swaps

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

8.

Derivative Instruments (continued)

Interest Rate Options

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our inforce liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use equity indexed options to hedge against market risks from changes in equity markets, volatility and interest rates.

An equity index option affords us the right to make or receive payments based on a specified future level of an equity market index. We may use exchange-trade or OTC options.

Generally, we have used a combination of equity index futures, interest rate swaps, variance swaps and long-dated put options to hedge its GMAB and GMWB liabilities and equity index call options to hedge its indexed annuity option liabilities.

Contingent features

Derivative counterparty agreements may contain certain provisions that require our insurance companies’ financial strength rating to be above a certain threshold. If our financial strength ratings were to fall below a specified rating threshold, certain derivative counterparties could request immediate payment or demand immediate and ongoing full collateralization on derivative instruments in net liability positions, or trigger a termination of existing derivatives and/or future derivative transactions.

In certain derivative counterparty agreements, our financial strength ratings are below the specified threshold levels. However, the Company held no derivative instruments as of December 31, 2011 in a net liability position payable to any counterparty (i.e., such derivative instruments have fair values in a net asset position payable to the Company if such holdings were liquidated).

9.

Fair Value of Financial Instruments

ASC 820-10 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

9.

Fair Value of Financial Instruments (continued)

ASC 820-10 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds and exchange-traded equities.

•

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include government-backed mortgage products, certain collateralized mortgage and debt obligations and certain high-yield debt securities.

•

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers’ prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following tables present the financial instruments carried at fair value by ASC 820-10 valuation hierarchy (as described above).

Fair Values of Financial Instruments by Level:	As of December 31, 2011
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency	$138,947	$36,381	$--	$175,328
State and political subdivision	--	82,397	--	82,397
Foreign government	--	31,877	--	31,877
Corporate	--	1,179,889	28,488	1,208,377
CMBS	--	269,514	20,441	289,955
RMBS	--	546,975	6,544	553,519
CDO/CLO	--	1,044	66,972	68,016
Other asset-backed	--	128,861	8,062	136,923
Derivative assets	--	113,222	--	113,222
Separate account assets(1)	2,419,655	78,325	--	2,497,980
Fair value option investments(2)	--	--	7,299	7,299
Total assets	$2,558,602	$2,468,485	$137,806	$5,164,893
Liabilities
Derivative liabilities	$--	$22,457	$--	$22,457
Embedded derivatives	--	--	120,862	120,862
Total liabilities	$--	$22,457	$120,862	$143,319

———————

(1)

Excludes $40,086 thousand in limited partnerships and real estate investments accounted for on the equity method as well as $8,941 thousand in cash and cash equivalents and money market funds.

(2)

Fair value option investments at December 31, 2011 include $7,299 thousand of available-for-sale debt securities in which the fair value option has been elected. Changes in the fair value of these assets are recorded through net investment income.

There were no transfers of assets between Level 1 and Level 2 during the year ended December 31, 2011.

9.

Fair Value of Financial Instruments (continued)

Fair Values of Financial Instruments by Level:	As of December 31, 2010
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency	$68,724	$29,559	$--	$98,283
State and political subdivision	--	32,509	--	32,509
Foreign government	--	16,086	--	16,086
Corporate	--	663,717	30,060	693,777
CMBS	--	163,647	10,308	173,955
RMBS	--	326,168	7,437	333,605
CDO/CLO	--	--	63,184	63,184
Other asset-backed	--	89,328	19,671	108,999
Derivative assets	--	90,441	--	90,441
Separate account assets(1)	2,800,500	77,195	--	2,877,695
Fair value option investments(2)	--	4,442	7,289	11,731
Total assets	$2,869,224	$1,493,092	$137,949	$4,500,265
Liabilities
Derivative liabilities	$--	$8,026	$--	$8,026
Embedded derivatives	--	--	26,485	26,485
Total liabilities	$--	$8,026	$26,485	$34,511

———————

(1)

Excludes $37,949 thousand in limited partnerships and real estate investments accounted for on the equity method as well as $7,302 thousand in cash and cash equivalents and money market funds.

(2)

Fair value option investments at December 31, 2010 include $11,731 thousand of available-for-sale debt securities in which the fair value option has been elected. Changes in the fair value of these assets are recorded through net investment income.

There were no transfers of assets between Level 1 and Level 2 assets during the year ended December 31, 2010.

Level 3 financial assets and liabilities

The following tables set forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For example, a hypothetical derivative contract with Level 1, Level 2 and significant Level 3 inputs would be classified as a Level 3 financial instrument in its entirety. Subsequently, even if only Level 1 and Level 2 inputs are adjusted, the resulting gain or loss is classified as Level 3. Further, Level 3 instruments are frequently hedged with instruments that are classified as Level 1 or Level 2 and, accordingly, gains or losses reported as Level 3 in the table below may be offset by gains or losses attributable to instruments classified in Level 1 or 2 of the fair value hierarchy.

Level 3 Financial Assets:	As of December 31, 2011
($ in thousands)	Asset-		Corp &			Fair Value	Total
	Backed	CDO/CLO	Other	CMBS	RMBS	Options	Assets

Balance, beginning of period	$19,671	$63,184	$30,060	$10,308	$7,437	$7,289	$137,949
Purchases	--	12,601	2,100	11,295	--	--	25,996
Sales	(2,891)	(7,541)	(866)	(1,624)	(648)	(37)	(13,607)
Transfers into Level 3(1)	--	--	1,780	--	--	--	1,780
Transfers out of Level 3(2)	(9,012)	(1,044)	(3,170)	--	(517)	--	(13,743)
Realized gains (losses) included in earnings	41	(504)	12	(104)	(1)	--	(556)
Unrealized gains (losses) included in other comprehensive income (loss)	224	(21)	(1,517)	539	114	--	(661)
Amortization/accretion	29	297	89	27	159	47	648
Balance, end of period	$8,062	$66,972	$28,488	$20,441	$6,544	$7,299	$137,806

——————

(1)

Transfers into Level 3 for the year ended December 31, 2011 primarily represent private securities for which Level 2 input assumptions for valuation pricing were no longer applicable.

(2)

Transfers out of Level 3 for the year ended December 31, 2011 primarily represent private securities for which reliable Level 2 input assumptions for valuation pricing became obtainable.

9.

Fair Value of Financial Instruments (continued)

Level 3 Financial Assets:	As of December 31, 2010
($ in thousands)	Asset-		Corp &			Fair Value	Total
	Backed	CDO/CLO	Other	CMBS	RMBS	Options	Assets

Balance, beginning of period	$18,854	$64,999	$41,257	$11,784	$15,637	$--	$152,531
Purchases	20,939	19,314	45,151	2,556	3,383	--	91,343
Sales	(16,867)	(20,950)	(57,254)	(6,172)	(8,339)	--	(109,582)
Adjustment for initial application of accounting changes(1)	--	(7,289)	--	--	--	7,289	--
Transfers into Level 3(2)	--	--	2,020	--	3	--	2,023
Transfers out of Level 3(3)	(5,667)	--	(7,143)	--	(2,955)	--	(15,765)
Realized gains (losses) included in earnings	(51)	(4,130)	25	(1,793)	(144)	--	(6,093)
Unrealized gains (losses) included in other comprehensive income (loss)	2,230	11,135	6,014	3,930	(402)	--	22,907
Amortization/accretion	233	105	(10)	3	254	--	585
Balance, end of period	$19,671	$63,184	$30,060	$10,308	$7,437	$7,289	$137,949

——————

(1)

Adjustment from available-for-sale debt securities to fair value option investments upon adoption of ASC 815, Derivatives and Hedging, as of July 1, 2010.

(2)

Transfers into Level 3 for the year ended December 31, 2010 primarily represent private securities for which Level 2 input assumptions for valuation pricing were no longer applicable.

(3)

Transfers out of Level 3 for the year ended December 31, 2010 primarily represent private securities for which reliable Level 2 input assumptions for valuation pricing became obtainable.

Level 3 Financial Liabilities:	Embedded Derivatives
($ in thousands)	Years Ended December 31,
	2011	2010

Balance, beginning of year	$26,485	$28,678
Net purchases/(sales)	62,360	9,270
Transfers into Level 3	--	--
Transfers out of Level 3	--	--
Realized (gains) losses	29,506	(11,463)
Unrealized (gains) losses included in other comprehensive loss	--	--
Deposits less benefits	--	--
Change in fair value(1)	2,511	--
Amortization/accretion	--	--
Balance, end of year	$120,862	$26,485

———————

(1)

Represents change in fair value related to fixed index credits recognized in policy benefits on the statement of income.

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, or are based on disorderly transactions or inactive markets, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time. The majority of the valuations of Level 3 assets were internally calculated or obtained from independent third-party broker quotes.

9.

Fair Value of Financial Instruments (continued)

We determine fair value as the price received in an orderly transaction. Thus, we evaluate broker pricing indications, if available, to determine whether the weight of evidence indicates that markets are inactive, or transactions are disorderly. In order to determine whether the volume and level of activity for an asset or liability has significantly decreased, we compare current activity with normal market activity for the asset or liability. We may observe a notable decrease in the number of recent transactions, and the significant decline or absence of a market for new issuances for the security or a similar security. If we do receive a broker pricing indication, we look for substantiation, such as a significant increase in implied liquidity risk premiums, yields, or performance indications when compared to the expected cash flow analysis. We look to see if the pricing indications have varied substantially in a short amount of time where no fundamental event or occurrence has prompted the large variation, or if there is a significant increase in the bid-ask spread. We review published indexes that may have been historically highly correlated with the fair values that no longer are representative of an active market. For corporate positions, we utilize TRACE, for which published trade activity is made available, to assess trading activity levels. For other positions, we rely on many factors such as the observable flows through Bloomberg, trading levels and activity as reported by market participants, and industry publications that speak to trading volume and current market conditions. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all applicable factors to determine if there has been a significant decrease in the volume and level of activity for an asset, or group of similar assets.

Similarly, in order to identify transactions that are not orderly, we take into consideration the activity in the market as stated above, because that can influence the determination and occurrence of an orderly transaction. In addition, we assess the period of the exposure to the market before the measurement date to determine adequacy for customary marketing activities. Also, we look to see if it was marketed to a single or limited number of participants. We assess the financial condition of the seller, if available, to determine whether observed transactions may have been forced. If the trading price is an outlier when compared to similar recent transactions, we consider whether this is an indicator of a disorderly trade. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all applicable factors to determine if the evidence suggests that a transaction or group of similar transactions is not orderly.

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. Such valuation methodologies were applied to all of the assets and liabilities carried at fair value.

Structured securities

For structured securities, we consider the best estimate of cash flows until maturity to determine our ability to collect principal and interest and compare this to the anticipated cash flows when the security was purchased. In addition, management judgment is used to assess the probability of collecting all amounts contractually due to us. After consideration is given to the available information relevant to assessing the collectibility, including historical events, current conditions and reasonable forecasts, an estimate of future cash flows is determined. This includes evaluating the remaining payment terms, prepayment speeds, the underlying collateral, expected defaults using current default data and the financial condition of the issuer. Other factors considered are composite credit ratings, industry forecast, analyst reports and other relevant market data are also considered, similar to those the Company believes market participants would use. For securities for which observable market data is available and substantiated, valuations reflect the quoted fair value.

To determine fair values for certain structured, collateralized loan obligations (“CLO”) and collateralized debt obligation (“CDO”) assets for which current pricing indications either do not exist, or are based on inactive markets or sparse transactions, we utilize model pricing using a third-party forecasting application that leverages historical trustee information for each modeled security. Principal and interest cash flows are modeled under various default scenarios for a given tranche of a security in accordance with its contractual cash flow priority of claim and subordination with respect to credit losses. The key assumptions include the level of annual default rates, loss-given-default or recovery rate, collateral prepayment rate and reinvestment spread.

Fair value is then determined based on discounted projected cash flows. We use a discount rate based upon a combination of the current U.S. Treasury rate plus the most recent gross CDO/CLO spreads (including the corresponding swap spread) by original tranche rating, which is representative of the inherent credit risk exposure in a deal’s capital structure.

9.

Fair Value of Financial Instruments (continued)

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange. Therefore, the majority of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters. These positions are classified within Level 2 of the valuation hierarchy. Such derivatives include basic interest rate swaps, options and credit default swaps.

Fair values for OTC derivative financial instruments, principally forwards, options and swaps, represent the present value of amounts estimated to be received from or paid to a marketplace participant in settlement of these instruments (i.e., the amount we would expect to receive in a derivative asset assignment or would expect to pay to have a derivative liability assumed). These derivatives are valued using pricing models based on the net present value of estimated future cash flows and directly observed prices from exchange-traded derivatives or other OTC trades, while taking into account the counterparty’s credit ratings, or our own credit ratings, as appropriate. Determining the fair value for OTC derivative contracts can require a significant level of estimation and management judgment.

New and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation often incorporate significant estimates and assumptions that market participants would use in pricing the instrument, which may impact the results of operations reported in the financial statements. For long-dated and illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. This enables us to mark to market all positions consistently when only a subset of prices is directly observable. Values for OTC derivatives are verified using observed information about the costs of hedging the risk and other trades in the market. As the markets for these products develop, we continually refine our pricing models to correlate more closely to the market risk of these instruments.

Retained interest in securitization

Retained interests in securitizations do not trade in an active, open market with readily observable prices. Accordingly, we estimate the fair value of certain retained interests in securitizations using discounted cash flow (“DCF”) models.

For certain other retained interests in securitizations, a single interest rate path DCF model is used and generally includes assumptions based upon projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and contractual interest paid to third-party investors. Changes in the assumptions used may have a significant impact on our valuation of retained interests and such interests are, therefore, typically classified within Level 3 of the valuation hierarchy.

We compare the fair value estimates and assumptions to observable market data where available and to actual portfolio experience.

Private equity investments

The valuation of non-public private equity investments requires significant management judgment due to the absence of quoted market prices, an inherent lack of liquidity and the long-term nature of such assets. Private equity investments are valued initially based upon transaction price. The carrying values of private equity investments are adjusted either upwards or downwards from the transaction price to reflect expected exit values as evidenced by financing and sale transactions with third parties, or when determination of a valuation adjustment is confirmed through ongoing reviews by senior investment managers. A variety of factors are reviewed and monitored to assess positive and negative changes in valuation including, but not limited to, current operating performance and future expectations of the particular investment, industry valuations of comparable public companies, changes in market outlook and the third-party financing environment over time. In determining valuation adjustments resulting from the investment review process, emphasis is placed on current company performance and market conditions. Private equity investments are included in Level 3 of the valuation hierarchy.

Private equity investments may also include publicly held equity securities, generally obtained through the initial public offering of privately held equity investments. Such securities are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions. Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security.

9.

Fair Value of Financial Instruments (continued)

Valuation of embedded derivatives

We make guarantees on certain variable annuity contracts, including GMAB and GMWB as well as provide credits based on the performance of certain indices (“index credits”) on our fixed indexed annuity contracts that meet the definition of an embedded derivative. The GMAB and GMWB embedded derivative liabilities associated with our variable annuity contracts are accounted for at fair value using a risk neutral stochastic valuation methodology with changes in fair value recorded in realized investment gains. The inputs to our fair value methodology include information derived from the asset derivatives market, including the volatility surface and the swap curve. Several additional inputs are not obtained from independent sources, but instead reflect our internally developed assumptions related to mortality rates, lapse rates and policyholder behavior. The fair value of the embedded derivative liabilities associated with the index credits on our fixed indexed annuity contracts is calculated using the budget method with changes in fair value recorded in policy benefits. The initial value under the budget method is established based on the fair value of the options used to hedge the liabilities. The budget amount for future years is based on the impact of projected interest rates on the discounted liabilities. Several additional inputs reflect our internally developed assumptions related to lapse rates and policyholder behavior. As there are significant unobservable inputs included in our fair value methodology for these embedded derivative liabilities, we consider the above-described methodology as a whole to be Level 3 within the fair value hierarchy.

Our fair value calculation of variable annuity GMAB and GMWB embedded derivative liabilities includes a credit standing adjustment (the “CSA”). The CSA represents the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled (“non-performance risk”). In analyzing various alternatives to the CSA calculation, we determined that we could not use credit default swap spreads as there are no such observable instruments on PNX’s life insurance subsidiaries, including us, nor could we consistently obtain an observable price on the surplus notes issued by Phoenix Life, as the surplus notes are not actively traded. Therefore, when discounting the rider cash flows for calculation of the fair value of the liability, we calculated the CSA that reflects the credit spread (based on a Standard & Poor’s BB- credit rating) for financial services companies similar to the Company’s life insurance subsidiaries. This average credit spread is recalculated every quarter therefore the fair value will change with the passage of time even in the absence of any other changes that would affect the valuation. The impact of the CSA, net of the reinsurance impact from a contract with Phoenix Life, at December 31, 2011 and 2010 was a reduction of $34,679 thousand and $19,231 thousand in the reserves associated with these riders, respectively.

Fair value of financial instruments

The Company is required by U.S. GAAP to disclose the fair value of certain financial instruments including those that are not carried at fair value. The following table discloses the Company’s financial instruments where the carrying amounts and fair values differ:

Carrying Amounts and Fair Values	As of December 31,
of Financial Instruments:	2011		2010
($ in thousands)	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Financial liabilities
Investment contracts	$1,721,219	$1,728,887	$793,142	$804,107

Fair value of investment contracts

We determine the fair value of guaranteed interest contracts by using a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to calculate the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to calculate the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

10.

Income Taxes

Allocation of Income Taxes:	Years Ended December 31,
($ in thousands)	2011	2010	2009

Income tax expense (benefit) attributable to:
Current	$7,236	$(11,138)	$28,445
Deferred	(16,648)	431	(22,438)
Income tax expense (benefit)	$(9,412)	$(10,707)	$6,007
Income taxes paid (recovered)	$(2,478)	$1,264	$11,489

Effective Income Tax Rate:	Years Ended December 31,
($ in thousands)	2011	2010	2009

Income (loss) before income taxes	$7,550	$(35,583)	$(15,146)
Income taxes at statutory rate of 35.0%	2,643	(12,454)	(5,301)
Dividend received deduction	(2,000)	(591)	(1,376)
ASC 740 increase (decrease)	--	(52)	(667)
Valuation allowance increase (decrease)	(10,800)	(400)	9,500
IRS audit settlements/adjustments	768	2,488	3,843
Other, net	(23)	302	8
Applicable income taxes (benefit)	$(9,412)	$(10,707)	$6,007
Effective income tax rates	(124.7%)	30.1%	(39.7%)

Deferred Income Tax Balances Attributable to Temporary Differences:	As of December 31,
($ in thousands)	2011	2010

Deferred income tax assets:
Future policyholder benefits	$96,416	$61,608
Unearned premiums / deferred revenues	17,853	21,450
Investments	14,507	36,678
Net operating and capital loss carryover benefits	25,770	44,454
Alternative minimum tax credits	4,466	--
Valuation allowance	--	(10,800)
Gross deferred income tax assets	159,012	153,390

Deferred income tax liabilities:
Deferred policy acquisition costs	163,633	156,406
Other	2,141	10,355
Gross deferred income tax liabilities	165,774	166,761
Deferred income tax liabilities	$6,762	$13,371

As of December 31, 2011, we performed our assessment of the realization of deferred tax assets. Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against our deferred tax assets. Our methodology for determining the realizability of deferred tax assets involves estimates of future taxable income and consideration of available tax planning strategies and actions that could be implemented, if necessary. These estimates are projected through the life of the related deferred tax assets based on assumptions that we believe to be reasonable and consistent with current operating results. Changes in future operating results not currently forecasted may have a significant impact on the realization of deferred tax assets. Based on the scheduling of gross deferred tax liabilities, a valuation allowance is not required at December 31, 2011, as we believe it is more likely than not that the deferred tax assets will be recognized.

For the year ended December 31, 2011, we recognized a decrease in the valuation allowance of $10,800 thousand. Accounting guidance requires that this movement be allocated to the various financial statement components of income or loss. The entire decrease to the valuation allowance corresponds to a decrease of $10,800 thousand in income statement related deferred tax balances. An income tax benefit of $9,412 thousand recognized through the income statement primarily reflects the decrease of the valuation allowance.

10.

Income Taxes (continued)

As of December 31, 2011, $25,770 thousand of net operating and capital loss carryover benefits were included in the deferred tax asset. Of this amount, $16,761 thousand related to $47,888 thousand of federal net operating losses scheduled to expire in 2024. An additional $9,010 thousand related to $25,742 thousand of federal capital losses scheduled to expire in 2014 and 2016.

As of December 31, 2011, we had deferred tax assets of $4,466 thousand related to alternative minimum tax credit carryovers which do not expire.

As of December 31, 2011, in accordance with the tax sharing agreement, we had an intercompany current tax payable of $15,514 thousand.

The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2010. During 2011, the Company resolved examination issues for 2009. No material unanticipated assessments were incurred and no increases were necessary to our liability for uncertain tax positions.

The Company does not anticipate that any event will result in a significant change in the existing balance of unrecognized tax benefits within 12 months. Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits:	2011	2010
($ in thousands)
Balance, beginning of year	$--	$52
Reductions for tax positions of prior years	--	(52)
Settlements with taxing authorities	--	--
Balance, end of year	$--	$--

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring within the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the existing unrecognized tax benefits that would have a significant impact on the financial position of the Company.

11.

Related Party Transactions

Capital Contributions

During the year ended December 31, 2011, we received no capital contributions from PM Holdings, Inc.

Related Party Transactions

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $64,276 thousand, $69,670 thousand and $130,633 thousand for the years ended December 31, 2011, 2010 and 2009, respectively. Amounts payable to Phoenix Life were $2,234 thousand and $5,893 thousand as of December 31, 2011 and 2010, respectively.

We have a contract with Phoenix Life whereby we cede to Phoenix Life certain of the liabilities related to guarantees on our annuity products. This contract qualifies as a freestanding derivative. This derivative asset is reported within receivable from related parties. The derivative asset was $3,522 thousand and $407 thousand at December 31, 2011 and 2010, respectively.

11.

Related Party Transactions (continued)

Prior to November 18, 2011, Goodwin Capital Advisers, Inc. (“Goodwin”), an indirect wholly-owned subsidiary of PNX, provided investment advisory services to us for a fee. On November 18, 2011, PNX closed on a transaction to sell Goodwin to Conning Holdings Corp. (“Conning Holdings”). Included in the terms of this transaction was a multi-year investment management agreement under which Conning will manage the Company’s publicly-traded fixed income assets. Private placement bond and limited partnership investments previously managed under Goodwin will continue to be managed by Phoenix under its subsidiary, Phoenix Life. Investment advisory fees incurred by us for Goodwin’s management of general account assets were $1,240 thousand, $1,362 thousand and $381 thousand for the years ended December 31, 2011, 2010 and 2009, respectively. Amounts payable to Goodwin were $0 and $339 thousand, as of December 31, 2011 and 2010, respectively.

Effective September 20, 2010, 1851 Securities, Inc., a wholly-owned subsidiary of PM Holdings, Inc., became the principal underwriter of the Company’s variable life insurance policies and variable annuity contracts. Phoenix Life reimburses 1851 for commissions incurred on our behalf and we in turn reimburse Phoenix Life through a cost allocation process. Commissions incurred were $6,920 thousand and 15,736 thousand for the years ended December 31, 2011 and 2010, respectively. There were no amounts payable to Phoenix Life related to commissions as of December 31, 2011 and 2010, respectively.

Prior to September 20, 2010, Phoenix Equity Planning Corporation (“PEPCO”), an indirect wholly-owned subsidiary of PNX, was the principal underwriter. Phoenix Life reimbursed PEPCO for commissions incurred on our behalf and we in turn reimbursed Phoenix Life through a cost allocation process. Commissions incurred were $0, $9,029 thousand and $16,271 thousand for the years ended December 31, 2011, 2010 and 2009, respectively. There were no amounts payable to Phoenix Life related to commissions as of December31, 2011 and 2010, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $96,946 thousand, $8,265 thousand (less commission reversals of $10,764 thousand due to policy rescissions) and $39,876 thousand for the years ended December 31, 2011, 2010 and 2009, respectively. Amounts payable to Phoenix Life were $4,754 thousand and $1,022 thousand as of December 31, 2011 and 2010, respectively.

Effective in 2010, Saybrus, a majority-owned subsidiary of PNX, provides wholesaling services to various third-party distributors and affiliates of variable life insurance and variable annuities. Commissions paid by Saybrus on our behalf were $11,224 thousand and $2,671 thousand as of December 31, 2011 and 2010, respectively. Commission amounts payable to Saybrus were $1,004 thousand and $409 thousand as of December 31, 2011 and 2010, respectively.

Effective in 2010, Saybrus Equity Services, Inc. (“Saybrus Equity), a wholly owned subsidiary of Saybrus Partners, Inc., provides wholesaling services to various third party distributors and affiliates of variable life insurance and variable annuities. Commissions paid by Saybrus Equity on our behalf were $7 thousand and $4 thousand as of December 31, 2011 and 2010, respectively. Commission amounts payable to Saybrus Equity were $1 thousand and $4 thousand as of December 31, 2011 and 2010, respectively.

Premium processing services

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, we had amounts due to Phoenix Life of $4,226 thousand and $2,793 thousand as of December 31, 2011 and 2010, respectively. We do not charge any fees for this service.

State Farm Mutual Automobile Insurance Company (“State Farm”) is currently the owner of record of more than 5% of our ultimate parent company’s (PNX) outstanding common stock. In 2011, 2010 and 2009, we incurred $2,052 thousand, $3,077 thousand and $25,272 thousand, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm agents.

11.

Related Party Transactions (continued)

We also provide payment processing services for Phoenix Life and Annuity Company (“Phoenix Life and Annuity”), a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, we had amounts due from Phoenix Life and Annuity of $29 thousand as of December 31, 2011 and amounts due to Phoenix Life and Annuity of $47 thousand as of December 31, 2010. We do not charge any fees for this service.

12.

Other Comprehensive Income

Sources of	Years Ended December 31,
Other Comprehensive Income:	2011		2010		2009
($ in thousands)	Gross	Net	Gross	Net	Gross	Net

Unrealized gains on investments	$69,391	$17,896	$79,757	$390	$173,746	$16,560
Adjustments for net realized investment losses on available-for-sale securities included in net income	1,159	750	12,122	6,951	27,118	16,503
Net unrealized investment gains	70,550	18,646	91,879	7,341	200,864	33,063
Net unrealized gains on derivative instruments	--	--	--	--	--	--
Other comprehensive income	70,550	$18,646	91,879	$7,341	200,864	$33,063
Applicable deferred policy acquisition cost amortization	41,865		98,432		149,998
Applicable deferred income tax expense (benefit)	10,039		(13,894)		17,803
Offsets to other comprehensive income	51,904		84,538		167,801
Other comprehensive income	$18,646		$7,341		$33,063

Components of Accumulated	As of December 31,
Other Comprehensive Income:	2011		2010
($ in thousands)	Gross	Net	Gross	Net

Unrealized gains (losses) on investments	$49,800	$6,190	$(20,750)	$(12,456)
Unrealized gains on derivative instruments	--	--	--	--
Accumulated other comprehensive income (loss)	49,800	$6,190	(20,750)	$(12,456)
Applicable deferred policy acquisition costs	53,202		11,337
Applicable deferred income tax benefit	(9,592)		(19,631)
Offsets to other comprehensive income (loss)	43,610		(8,294)
Accumulated other comprehensive income (loss)	$6,190		$(12,456)

13.

Employee Benefit Plans and Employment Agreements

Our ultimate parent company provides employees with post-employment benefits that include retirement benefits, through pension and savings plans, and other benefits, including health care and life insurance. This includes three defined benefit pension plans. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

The employee pension plan, covering substantially all employees, provides benefits up to the amount allowed under the Internal Revenue Code. The two supplemental plans provide benefits in excess of the primary plan. Retirement benefits under all plans are a function of years of service and compensation. The employee pension plan is funded with assets held in a trust while the supplemental plans are unfunded. Effective March 31, 2010, all benefit accruals under our funded and unfunded defined benefit plans were frozen.

Our ultimate parent company has historically provided employees with other post-employment benefits that include health care and life insurance. In December 2009, PNX announced the decision to eliminate retiree medical coverage for current employees whose age plus years of service did not equal at least 65 as of March 31, 2010. Employees who remain eligible must still meet all other plan requirements to receive benefits. In addition, the cap on the Company’s contribution to pre-65 retiree medical costs per participant was reduced beginning with the 2011 plan year.

13.

Employee Benefit Plans and Employment Agreements (continued)

The funding requirements of our ultimate parent company’s pension plan are dependent on interest rates and market performance. Significant assumptions made by our ultimate parent company related to these plans include the discount rate and the long-term rate of return on plan assets. The discount rate assumption is developed using upon a yield curve approach comprised of bonds rated Aa or higher by Moody’s Investor Services or rated AA or higher by Standard & Poor’s with maturities between one and fifteen or more years. The long-term rate of return of plan assets is determined through modeling long-term returns and asset return volatilities.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits, is omitted as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated.

Employee benefit expense allocated to us for these benefits totaled $2,870 thousand, $5,614 thousand and $12,817 thousand for 2011, 2010 and 2009, respectively. Over the next 12 months, Phoenix Life expects to make contributions to the pension plans of which approximately $4,979 thousand will be allocated to us.

14.

Statutory Financial Information and Regulatory Matters

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. The State of Connecticut Insurance Department (the “Department”) has adopted the National Association of Insurance Commissioners’ (the “NAIC’s”) Accounting Practices and Procedures manual effective January 1, 2001 (“NAIC SAP”) as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2011, 2010 and 2009, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and deferred tax assets are limited to amounts reversing in a specified period with an additional limitation based upon 10% or 15% of statutory surplus, dependent on meeting certain risk-based capital (“RBC”) thresholds.

Connecticut Insurance Law requires that Connecticut life insurers report their RBC. RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Our RBC was in excess of 200% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2011 and 2010.

Statutory Financial Data:	As of or For the Years Ended December 31,
($ in thousands)	2011	2010	2009

Statutory capital and surplus	$312,837	$275,698	$235,696
Asset valuation reserve	7,270	3,124	2,494
Statutory capital, surplus and asset valuation reserve	$320,107	$278,822	$238,190
Statutory gain (loss) from operations	$56,432	$77,571	$(31,030)
Statutory net income (loss)	$61,428	$47,033	$(87,546)

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2012 without prior approval.

15.

Contingent Liabilities

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or investment advisor.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our financial statements in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (“SEC”), the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our financial statements in particular quarterly or annual periods.

Unclaimed Property Inquiry

On July 5, 2011, the State of New York Insurance Department issued a letter (“308 Letter”) requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration’s Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. Additionally, the insurers are required to report on their success in finding and making payments to beneficiaries or escheatment of funds deemed abandoned under state laws. We have completed our investigation and analysis and estimate the amount of claim and interest payments to beneficiaries or state(s) to be $546 thousand ($190 thousand after deferred policy acquisition cost offsets).

16.

Subsequent Events

On January 13, 2012, A.M. Best Company, Inc. affirmed our financial strength rating of B+. They changed their outlook on our ratings from stable to positive.

Part C

Other Information

Item 26.	Exhibits.

(a)	Board of Directors Resolution.

Resolution of the Board of Directors of PHL Variable Insurance Company (the “Depositor”) establishing the PHLVIC Variable Universal Life Account is incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-65823), filed via EDGAR on October 16, 1998.

(b)	Custodian Agreements.

Not applicable.

(c)	Underwriting Contracts.

(1)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation, dated November 1, 2000 is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

(2)	Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of policies is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-119919), filed via EDGAR on February 9, 2005.

(3)	Principal Underwriting and Distribution Agreement between PHL Variable Insurance Company and Phoenix Equity Planning Corporation, dated February 5, 2009, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(4)	Amended and Restated Principal Underwriting and Distribution Agreement between PHL Variable Insurance Company and 1851 Securities, Inc. dated January 1, 2012 is filed herewith.

(d)	Contracts.

(1)	Flexible Premium Variable Universal Life Insurance Policy, Form No. 07VUL, of Depositor *

(2)	No Lapse Guarantee Rider (Form No. 07NLGR) to Policy Form No. 07VUL *

(3)	Individual Increasing Term Rider (form No. 06ITR) Policy Form No. 07VUL *

(4)	Individual Level Term Rider (form No. 07LTR) to Policy Form No. 07VUL *

(5)	Alternate Surrender Value Rider (Form No. 07ASVR) to Policy Form No. 07VUL *

(6)	Overloan Protection Rider (Form No. 060LR) to Policy Form No. 07VUL *

(7)	Phoenix LifePlan Options Rider (Form No. 06LPOR) to Policy Form No. 07VUL *

(8)	Disability Payment of Specified Premium Rider (06DPR) to Policy Form No. 07VUL *

(9)	Accelerated Benefit Rider (VR59) to Policy Form No. 07VUL *

(10)	Healthy Measure Reward Endorsement (Form No. 06UE) to Policy Form No. 07VUL *

(11)	Healthy Measure Reward Endorsement (Form No. 07UE) to Policy Form No. 07VUL *

(12)	Enhanced Dollar Cost Averaging Amendment (Form No. VR73) to Policy Form No. 07VUL *

*	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on November 7, 2007.

(e)	Applications.

Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on November 7, 2007.

(f)	Depositor’s Certificate of Incorporation and Bylaws.

(1)	Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-81458), filed via EDGAR on January 28, 2002.

(2)	Bylaws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

(g)	Reinsurance Contracts.

Incorporated by reference to Registrant’s Pre-Effective amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on November 7, 2007.

(h)	Participation Agreements.

	(1)	(a)	Amended and Restated Participation Agreement dated April 4, 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

		(b)	Consent to Assignment of Participation Agreement effective March 29, 2010 between Columbia Management Distributors, Inc. (“CMDI”) and PHL Variable Insurance Company to RiverSource Fund Distributors, Inc. (“RSFD”)is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

	(2)	(a)	Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

		(b)	Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

		(c)	Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.

		(d)	Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 9 (File No. 333-119916), filed via EDGAR on August 14, 2006.

		(e)	Amendment No. 4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on December 21, 2007.

		(f)	Amendment No. 5 to Participation Agreement as of March 1, 2008 by and among Franklin Templeton Variable Insurance Products Trust, Franklin /Templeton Distributors, Inc., PHL Variable Insurance Company, Phoenix Life Insurance, Phoenix Life and Annuity Company and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(g)	Amendment No. 6 to Participation Agreement as of September 20, 2010 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company (“PHLVIC”), Phoenix Life Insurance Company (“PLIC”), Phoenix Life and Annuity Company (“PLAC”), and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(3)	(a)	Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(b)	Amendment to Fund Participation Agreement dated December 22, 2009 among Federated Securities Corp., Federated Insurance Series, and PHL Variable Insurance Company, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

	(c	)	First Addendum to Fund Participation Agreement dated January 19, 2010 by and between PHL Variable Insurance Company (“Insurer”) and Federated Securities Corp. (“FSC”), incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(4)	(a	)	Fund Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(b	)	Amendment No. 1 to the Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(c	)	Amendment No. 2 to the Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(d	)	Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(5)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc.,
Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management. Inc. is incorporated by reference to
PostEffective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(6)	(a	)	Amended and Restated Participation Agreement dated April 1, 2008 by and among PHL Variable Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV and Variable Insurance Products Fund V is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

	(b	)	Amendment No. 1, dated August 1, 2009, to the Amended and Restated Participation Agreement among PHL Variable Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, and Fidelity Distributors Corporation dated April 1, 2008, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010

(7)	(a	)	Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(b	)	Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., PHL Variable Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(c	)	Amendment No. 2 effective April 30, 2010 to Participation Agreement dated as of March 29, 2001, by and among AIM Variable Insurance Funds (“AVIF”), AIM Distributors, Inc., PHL Variable Insurance Company (“Phoenix”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2011.

(d	)	Amendment No. 3 effective September 20, 2010 to Participation Agreement dated March 29, 2001 by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., PHL Variable Insurance Company (“Phoenix”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2011.

(8)	(a	)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6, (File No. 333-119916), filed via EDGAR on August 14, 2006.

	(b	)	Amendment No. 1 to Participation Agreement dated February 1, 2008 among Oppenheimer Variable Accounts Funds, Oppenheimer Funds, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via

EDGAR on April 4, 2008.

(9)	(a)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

	(b)	Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(c)	Novation of and Amendment to Participation Agreement made August 24, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, PHL Variable Insurance Company; and Phoenix Life and Annuity Company is filed herewith.

(10)	Fund Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(11)	Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor, LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333- 76778), filed via EDGAR on April 27, 2006.

(12)	Participation Agreement as of November 5, 2010 among Virtus Variable Insurance Trust, VP Distributors, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and 1851 Securities, Inc., is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(13)	Participation Agreement dated September 7, 2007 among PHL Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N- 4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(14)	(a)	Participation Agreement dated February 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

	(b)	Consent to Assignment of Participation Agreement effective February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., PHL Variable Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-6 (File No. 333-143656), filed via EDGAR on April 22, 2009.

	(c)	Amendment of September 20, 2010 to Participation Agreement dated February 1, 2008, by and among Summit Mutual Funds, Inc., Ameritas Investment Corp., PHL Variable Insurance Company and Phoenix Equity Planning Corporation as amended by a consent to assignment dated December 12, 2008 from Ameritas Investment Corp. to Calvert Distributors, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 (File No. 333-143656), filed Via EDGAR on April 29, 2011.

(15)		Amended and Restated Participation Agreement of November 19, 2010 by and among Phoenix Life Insurance Company (“PLIC”), PHL Variable Insurance Company (“PHLVIC”), Phoenix Life and Annuity Company (“PLAC”), Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(i)	Administrative Contracts.

(1)	(a) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(b) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement by and between PHL Variable Insurance Company and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(c) Amendment dated January 1, 2008 to Amended and Restated Administration and Accounting Services Agreement by and between PHL Variable Insurance Company and PNC Global Investing Servicing (U.S.) Inc. is filed herewith.

(j)	Other Material Contracts.

(1)	Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Wanger Advisors Trust; and The Universal Institutional Funds are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

(2)	Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2, among Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

(3)	Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix

Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(4)	Consent to Assignment of Rule 22c-2 Shareholder Information Agreement dated March 29, 2010 between Columbia Management Services, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(5)	Rule 22c-2 Shareholder Information Agreement dated as of November 5, 2010 by and among VP Distributors, Inc. (“Fund Agent”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (together “Insurance Company”), and 1851 Securities, Inc. (“1851”) incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(6)	Distribution and Administrative Services Agreement dated as of November 5, 2010 among Virtus Investment Advisers, Inc. (“Virtus”), VP Distributors, Inc. (“VPD”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and 1851 Securities, Inc., is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(7)	Investment Performance Calculation Agreement as of November 5, 2010 by and among The Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, (collectively, “Phoenix”) and Virtus Partners, Inc. (“Virtus”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(k)	Legal Opinion.

Opinion and consent of Counsel, filed herewith.

(l)	Actuarial Opinion.

Not applicable.

(m)	Calculation.

Not applicable.

(n)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(2)	Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 2 on Form S-3 (File No. 333-168357), filed via EDGAR on April 11, 2012.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

SEC Rule 6e-3 (T) administrative procedures memo is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-146301), filed via EDGAR on April 21, 2009.

Item 27.	Directors and Officers of the Depositor.

Name	Position

John H. Beers	Vice President and Secretary

Edward W. Cassidy	Director

Peter A. Hofmann	Senior Executive Vice President and Chief Financial Officer and Treasurer

David R. Pellerin	Senior Vice President and Chief Accounting Officer

Name	Position

Philip K. Polkinghorn	Director, Senior Executive Vice President

James D. Wehr	President

Christopher M. Wilkos	Director, Executive Vice President and Chief Investment Officer

The business address of these individuals is One American Row, Hartford, CT 06102-5056

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

Phoenix Investment Management Company (100%) Connecticut

Phoenix National Trust Holding Company (100%) Connecticut

PML International Insurance Limited (100%) Bermuda

Saybrus Partners, Inc. (85.456%) Delaware

Saybrus Holdings, Inc. (100%) Delaware

Saybrus Equity Services, Inc. (100%) Delaware

Phoenix Life Insurance Company (100%) New York

Holland Re Holdings, LLC (100%)

Holland Re, Inc. (100%)

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

1851 Securities, Inc. (100%) Delaware

American Phoenix Life and Reassurance Company (100%) Connecticut

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHL Variable Accumulation Account II (100%) Connecticut

PHL Variable Accumulation Account III (100%) Connecticut

PHL Variable Separate Account MVA1 (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

PHL Variable VA Account 1 (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

The only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHL Variable Separate Account MVA1, PHL Variable VA Account 1 PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 29.	Indemnification.

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Article VI. Indemnification. Section 6.01 of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: “Each director, officer or employee of the company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, Bylaw, agreement, vote of shareholders or otherwise.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriter.

1.	1851 Securities, Inc. (“1851 Securities”)

(a)	1851 Securities serves as the principal underwriter for the following entities:

Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, PHL Variable VA Account 1, Phoenix Life Separate Account B, Phoenix Life Separate Account C, and Phoenix Life Separate Account D.

(b)	Directors and Executive Officers of 1851 Securities

Name	Position
John H. Beers	Vice President and Secretary
Susan L. Guazzelli	Second Vice President and Treasurer
Philip K. Polkinghorn	Chairman, President and Chief Executive Officer
Katherine E. Storch	Assistant Vice President and Chief Compliance Officer
Gary C. Tebbetts	Chief Financial Officer

The business address of these individuals is One American Row, Hartford, CT 06102-5056.

(c)	1851 Securities received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 31.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06102-5056.

Item 32.	Management Services.

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year	Fee Paid
2011	0
2010	0
2009	$125,000

Item 33.	Fee Representation.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges to be deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHLVIC Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 6 to Registration Statement (File No. 333-143656) to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and State of Connecticut on this 26th day of April, 2012.

PHLVIC Variable Universal Life Account (Registrant)

By:
* James D. Wehr President of PHL Variable Insurance Company

PHL Variable Insurance Company

By:
* James D. Wehr President

By:	/S/ KATHLEEN A. MCGAH
* Kathleen A. McGah
As Attorney-in-Fact pursuant to power of attorney.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 has been signed below by the following persons in the capacities indicated on April 26, 2012.

Signature	Title
Director
*Edward W. Cassidy

Chief Financial Officer
*Peter A. Hofmann

Chief Accounting Officer
*David R. Pellerin

Director
*Philip K. Polkinghorn

President
*James D. Wehr

Director
*Christopher M. Wilkos

By:	/S/ KATHLEEN A. MCGAH
* Kathleen A. McGah
As Attorney-in-Fact pursuant to power of attorney.

Exhibit Index

Exhibit 26(c)(4)	Amended and Restated Principal Underwriting and Distribution Agreement, dated January 1, 2012, between PHL Variable Insurance Company (“Phoenix”) and 1851 Securities, Inc. (“1851”)

Exhibit 26(h)(9)(c)	Novation of and Amendment to Participation Agreement made August 24, 2011 by and among Allianz Global Investors Distributors LLC (“AGID”), PIMCO Investments LLC (“PI”), PIMCO Variable Insurance Trust (the “Fund”), PHL Variable Insurance Company and Phoenix Life and Annuity Company (the “Company”)

Exhibit 26(i)(1)(c)	Amendment dated January 1, 2008 to Amended and Restated Administration and Accounting Services Agreement between PHL Variable Insurance Company (“PHLVIC”) and PNC Global Investing Servicing (U.S.) Inc. (“PNC”)

Exhibit 26 (k)	Opinion and Consent of Counsel

Exhibit 26(n)(1)	Consent of Independent Registered Public Accounting Firm